PROSPECTUS

                                       1

                       THE ALLIANZ ADVANTAGE[{R}] NEW YORK
                            VARIABLE ANNUITY CONTRACT
                                    ISSUED BY
                   ALLIANZ LIFE[{R}] OF NY VARIABLE ACCOUNT C
                                       AND
                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK

FOR YOUR CONVENIENCE WE HAVE PROVIDED A GLOSSARY (SEE SECTION 12) THAT DEFINES KEY, CAPITALIZED TERMS THAT ARE USED IN THIS PROSPECTUS.

This prospectus describes an individual flexible purchase payment variable deferred annuity contract (Contract) issued by Allianz Life Insurance Company of New York (Allianz Life of New York, we, us, our).

The Contract is a "flexible purchase payment" contract because you (the Owner) can make more than one Purchase Payment, subject to certain restrictions. The Contract is "variable" because the Contract Value and any variable Annuity Payments you receive will increase or decrease depending on the performance of the Investment Options you select (in this prospectus, the term "Investment Options" refers only to the variable Investment Choices listed on the following page, and not to any fixed Investment Choices). The Contract is "deferred" because you do not begin receiving regular Annuity Payments immediately.

The Contract offers two optional Guaranteed Benefit Packages (GBPs). Each GBP includes a Guaranteed Minimum Income Benefit (GMIB) and a Guaranteed Partial Withdrawal Benefit (GPWB) and both GBPs carry a higher Contract expense. We designed the GBPs to give you options on how to turn your accumulated retirement assets into a stream of retirement income.

Additional information about the Separate Account has been filed with the Securities and Exchange Commission (SEC) and is available upon written or oral request without charge. A Statement of Additional Information (SAI) dated the same date as this prospectus includes additional information about the annuity offered by this prospectus. The SAI is incorporated by reference into this prospectus. The SAI is filed with the SEC and is available without charge by contacting us at the telephone number or address listed at the back of this prospectus. The table of contents of the SAI appears before the Privacy and Security Statement in this prospectus. The SEC also maintains a website (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC's website.

Please read this prospectus before investing and keep it for future reference. It contains important information about your annuity and Allianz Life of New York that you ought to know before investing. This prospectus is not an offering in any state, country, or jurisdiction in which we are not authorized to sell the Contracts. You should rely only on the information contained in this prospectus. We have not authorized anyone to provide you with information that is different.

To the extent that the issuance of this Contract may subject Allianz Life to a duty under section 15(d) of the Securities Exchange Act of 1934 to file reports required by section 13(a) of that Act, Allianz Life is relying on the exemption from such reporting provided by Rule 12h-7 under that Act.

THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR DETERMINED IF THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

AN INVESTMENT IN THIS CONTRACT IS NOT A DEPOSIT OF A BANK OR FINANCIAL INSTITUTION AND IS NOT FEDERALLY INSURED OR GUARANTEED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION OR ANY OTHER FEDERAL GOVERNMENT AGENCY. AN INVESTMENT IN THIS CONTRACT INVOLVES INVESTMENT RISK INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.

VARIABLE ANNUITY CONTRACTS ARE COMPLEX INSURANCE AND INVESTMENT VEHICLES. BEFORE YOU INVEST, BE SURE TO ASK YOUR REGISTERED REPRESENTATIVE ABOUT THE CONTRACT'S FEATURES, BENEFITS, RISKS AND FEES, AND WHETHER THE CONTRACT IS APPROPRIATE FOR YOU BASED UPON YOUR FINANCIAL SITUATION AND OBJECTIVES.

Dated: April 27, 2009

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

                                       2
This prospectus contains information on currently offered Contracts. Information regarding the product features and expenses of older Contracts that we no longer offer can be found in the SAI.

We currently offer the Investment Options listed below. You can invest in up to 15 Investment Options at any one time. Currently, the only fixed Investment Choice we offer under our general account is the DCA Fixed Option. The general account Investment Choices are not available if you select a GBP. We may add, substitute or remove Investment Choices in the future.

INVESTMENT OPTIONS AVAILABLE UNDER THE CONTRACT
AIM
AZL[{R}] AIM International Equity Fund


BLACKROCK
AZL[{R}] BlackRock Capital Appreciation Fund
AZL[{R}] BlackRock Growth Fund
AZL[{R}] Money Market Fund
BlackRock Global Allocation V.I. Fund


COLUMBIA
AZL[{R}] Columbia Mid Cap Value Fund
AZL[{R}] Columbia Small Cap Value Fund
AZL[{R}] Columbia Technology Fund
DAVIS
AZL[{R}] Davis NY Venture Fund
Davis VA Financial Portfolio
Davis VA Value Portfolio[(1)]
DREYFUS
AZL[{R}] Dreyfus Equity Growth Fund
AZL[{R}] S&P 500 Index Fund
AZL[{R}] Small Cap Stock Index Fund
FIRST TRUST
AZL[{R}] First Trust Target Double Play Fund


FRANKLIN TEMPLETON
AZL[{R}] Franklin Small Cap Value Fund
Franklin Global Real Estate Securities Fund
Franklin Growth and Income Securities Fund
Franklin High Income Securities Fund
Franklin Income Securities Fund
Franklin Large Cap Growth Securities Fund
Franklin Rising Dividends Securities Fund
Franklin Small-Mid Cap Growth Securities Fund
Franklin Small Cap Value Securities Fund[(2)]
Franklin Templeton VIP Founding Funds Allocation Fund
Franklin U.S. Government Fund
Franklin Zero Coupon Fund 2010
Mutual Global Discovery Securities Fund
Mutual Shares Securities Fund
Templeton Foreign Securities Fund
Templeton Global Bond Securities Fund
Templeton Growth Securities Fund

FUND OF FUNDS
AZL[{R}] Fusion Balanced Fund
AZL[{R}] Fusion Growth Fund
AZL[{R}] Fusion Moderate Fund


JENNISON
AZL[{R}] Jennison 20/20 Focus Fund
J.P. MORGAN
AZL[{R}] JPMorgan Large Cap Equity Fund
AZL[{R}] JPMorgan U.S. Equity Fund
NICHOLAS-APPLEGATE
AZL[{R}] NACM International Fund


OPPENHEIMER CAPITAL
AZL[{R}] OCC Opportunity Fund
OpCap Mid Cap Portfolio[(3)]


OPPENHEIMER FUNDS
AZL[{R}] Oppenheimer Global Fund
AZL[{R}] Oppenheimer International Growth Fund
Oppenheimer Global Securities Fund/VA[(1)]
Oppenheimer High Income Fund/VA
Oppenheimer Main Street Fund[{R}]/VA[(1)]


PIMCO
AZL[{R}] PIMCO Fundamental IndexPLUS Total Return Fund
PIMCO VIT All Asset Portfolio
PIMCO VIT CommodityRealReturn[TM] Strategy Portfolio
PIMCO VIT Emerging Markets Bond Portfolio
PIMCO VIT Global Bond Portfolio (Unhedged)
PIMCO VIT High Yield Portfolio
PIMCO VIT Real Return Portfolio
PIMCO VIT StocksPLUS[{R}] Growth and Income Portfolio[(4)]
PIMCO VIT Total Return Portfolio


PRUDENTIAL
SP International Growth Portfolio
SP Strategic Partners Focused Growth Portfolio
SCHRODER
AZL[{R}] Schroder Emerging Markets Equity Fund
AZL[{R}] Schroder International Small Cap Fund
SELIGMAN
Seligman Smaller-Cap Value Portfolio[(1)]
TARGETPLUS PORTFOLIOS
AZL TargetPLUS[SM] Balanced Fund
AZL TargetPLUS[SM] Equity Fund
AZL TargetPLUS[SM] Growth Fund
AZL TargetPLUS[SM] Moderate Fund
TURNER
AZL[{R}] Turner Quantitative Small Cap Growth Fund
VAN KAMPEN
AZL[{R}] Van Kampen Comstock Fund
AZL[{R}] Van Kampen Equity and Income Fund
AZL[{R}] Van Kampen Global Franchise Fund
AZL[{R}] Van Kampen Global Real Estate Fund
AZL[{R}] Van Kampen Growth and Income Fund
AZL[{R}] Van Kampen Mid Cap Growth Fund

(1)The Investment Option is available for additional Purchase Payments and/or transfers only to Owners with Contract Value in the Investment Option on April 30, 2004.
(2)The Franklin Small Cap Value Securities Fund is available for additional Purchase Payments and/or transfers only to Owners with Contract Value in this Investment Option on April 29, 2005.
(3)A fund of the Premier VIT series.
(4)The fund will be liquidated on or about July 17, 2009 and will then no longer be available as an Investment Option under the Contract. For additional information regarding the liquidation, please see the PIMCO VIT StocksPLUS Growth and Income Portfolio prospectus. Any Contract Value remaining in the Investment Option at the time the fund is liquidated will be transferred to the AZL Money Market Fund.

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

TABLE OF CONTENTS
FEE TABLES........................4
  Contract Owner Transaction Expenses4
  Contract Owner Periodic Expenses5
  Annual Operating Expenses of the Investment Options5
  Examples........................6
1.THE VARIABLE ANNUITY CONTRACT...7
  Ownership.......................8
2.THE ANNUITY PHASE...............9
  Income Date.....................9
  Partial Annuitization...........9
  Annuity Options................10
  Traditional Annuity Payments...12
  Guaranteed Minimum Income Benefits (GMIBs)13
  Taxation of GMIB Payments......14
  Amount Used To Calculate GMIB Payments14
  Traditional GMIB Value.........15
  Enhanced GMIB Value............15
3.PURCHASE.......................17
  Purchase Payments..............17
  Automatic Investment Plan (AIP)18
  Allocation of Purchase Payments18
  Tax-Free Section 1035 Exchanges18
  Faxed Applications.............19
  Free Look/Right to Examine.....19
  Accumulation Units/Computing the Contract Value19
4.INVESTMENT OPTIONS.............20
  Substitution and Limitation on Further Investments28
  Transfers......................28
  Excessive Trading and Market Timing30
  Dollar Cost Averaging (DCA) Program32
  Flexible Rebalancing...........32
  Financial Advisers - Asset Allocation Programs32
  Voting Privileges..............33
5.OUR GENERAL ACCOUNT............33
6.EXPENSES.......................34
  Separate Account Annual Expenses34
  Contract Maintenance Charge....35
  Withdrawal Charge..............35
  Transfer Fee...................37
  Premium Taxes..................37
  Income Taxes...................37
  Investment Option Expenses.....37
7.TAXES..........................38
  Annuity Contracts in General...38
  Qualified Contracts............38
  Multiple Contracts.............39
  Partial 1035 Exchanges.........39
  Distributions - Non-Qualified Contracts40
  Distributions - Qualified Contracts41
  Assignments, Pledges and Gratuitous Transfers42
  Death Benefits.................42
  Withholding....................42
  Federal Estate Taxes...........42
  Generation-Skipping Transfer Tax42
  Foreign Tax Credits............42
  Annuity Purchases by Nonresident Aliens and
  Foreign Corporations...........42
  Possible Tax Law Changes.......43
  Diversification................43
  Required Distributions.........43
8.ACCESS TO YOUR MONEY...........43
  Partial Withdrawal Privilege...44
  Waiver of Withdrawal Charge Benefits44
  Guaranteed Partial Withdrawal Benefits (GPWBs)45
  GPWB Payments..................47
  Taxation of GPWB Payments......48
  Systematic Withdrawal Program..48
  The Minimum Distribution Program and Required Minimum Distribution (RMD)
     Payments                                                 48
  Suspension of Payments or Transfers49
9.ILLUSTRATIONS..................49
10.DEATH BENEFIT.................50
  Traditional Guaranteed Minimum Death Benefit (Traditional GMDB)50 Enhanced Guaranteed Minimum Death Benefit
  (Enhanced GMDB)................50
  Termination of the Death Benefit51
  Death of the Owner Under Inherited IRA Contracts52
  Death of the Owner and/or Annuitant Under
  All Other Contracts............52
  Death Benefit Payment Options..55
11.OTHER INFORMATION.............55
  Allianz Life of New York.......55
  The Separate Account...........55
  Distribution...................56
  Additional Credits for Certain Groups57
  Administration/Allianz Service Center58
  Legal Proceedings..............58
  Financial Statements...........58
12.GLOSSARY......................59
13.TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION (SAI)61 14.PRIVACY AND SECURITY STATEMENT62
APPENDIX A - ANNUAL OPERATING EXPENSES FOR
EACH INVESTMENT OPTION...........64
APPENDIX B - CONDENSED FINANCIAL INFORMATION69
APPENDIX C - GMIB AND GPWB VALUE CALCULATION EXAMPLES78
APPENDIX D - DEATH BENEFIT CALCULATION EXAMPLES80
APPENDIX E - WITHDRAWAL CHARGE EXAMPLES81
FOR SERVICE OR MORE INFORMATION..83

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

The following is a list of common abbreviations used in this prospectus:

AIA   =  ANNUAL INCREASE AMOUNT            GMIB  =  GUARANTEED MINIMUM INCOME BENEFIT
GBP   =  GUARANTEED BENEFIT PACKAGE        GPWB  =  GUARANTEED PARTIAL WITHDRAWAL BENEFIT
GMDB  =  GUARANTEED MINIMUM DEATH BENEFIT  MAV   =  MAXIMUM ANNIVERSARY VALUE



FEE TABLES
The following tables describe the fees and expenses that you will pay when purchasing, owning and taking a withdrawal from the Contract. For more information, see section 6, Expenses.

The first tables describe the fees and expenses that you will pay if you take a withdrawal from the Contract during the Accumulation Phase or if you make transfers.

CONTRACT OWNER TRANSACTION EXPENSES
WITHDRAWAL CHARGE DURING THE ACCUMULATION PHASE[(1),(2)]
(as a percentage of each Purchase Payment withdrawn)

 NUMBER OF COMPLETE YEARS SINCE WE RECEIVED YOUR PURCHASE PAYMENT CHARGE
                                0                                   6%
                                1                                   6%
                                2                                   6%
                                3                                   5%
                                4                                   4%
                                5                                   3%
                                6                                   2%
                         7 years or more                            0%

TRANSFER FEE[(3)]The lesser of $25 or 2% of the amount transferred

PREMIUM TAXES[(4)]...........0% to 3.5%
(as a percentage of each Purchase Payment)

(1)The partial withdrawal privilege for each Contract Year after the first is equal to 15% of your Contract Value as of the immediately preceding Contract Anniversary, less any previous withdrawals taken during the current Contract Year under the partial withdrawal privilege or as a RMD payment. We will not deduct a withdrawal charge from amounts withdrawn under the partial withdrawal privilege. There is no partial withdrawal privilege during the first Contract Year, after you exercise the GPWB (if applicable) or during the Annuity Phase. Any unused partial withdrawal privilege in one Contract Year does not carry over to the next Contract Year. For more details and additional information on other penalty-free withdrawal options, please see the discussion of the partial withdrawal privilege and other information that appears in section 8, Access to Your Money.
(2)The total amount under your Contract that is subject to a withdrawal charge is the Withdrawal Charge Basis. The Withdrawal Charge Basis is equal to the lesser of: a) total Purchase Payments, less any Purchase Payments withdrawn that were subject to a withdrawal charge; or b) the Contract Value less any amounts currently available under the partial withdrawal privilege.
(3)The first twelve transfers in a Contract Year are free. Dollar cost averaging and flexible rebalancing transfers do not count against any free transfers we allow. Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to also deduct this fee during the Annuity Phase. For more information, please see section 6, Expenses - Transfer Fee.
(4)Although New York does not currently impose a premium tax, we reserve the right to collect that tax if imposed by New York in the future. If your Contract is subject to a premium tax, it is our current practice not to make deductions from the Contract to reimburse ourselves for premium taxes that we pay, although we reserve the right to make such a deduction in the future. For more information, please see section 6, Expenses - Premium Taxes.


       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

CONTRACT OWNER PERIODIC EXPENSES
The next tables describe the fees and expenses that you will pay periodically during the time that you own your Contract, not including the Investment Options' fees and expenses. The Separate Account annual expenses include the mortality and expense risk (M&E) charges and the administrative charge.

DURING THE ACCUMULATION PHASE:
CONTRACT MAINTENANCE CHARGE[(5)]....$30
(per Contract per year)

SEPARATE ACCOUNT ANNUAL EXPENSES[(6)]
The annualized rate is realized on a daily basis as a percentage of the net asset value of an Investment Option.

                             NO GBP                      TRADITIONAL GBP                  ENHANCED GBP
                 M&E CHARGES ADMIN. CHARGE TOTAL M&E CHARGES ADMIN. CHARGE TOTAL M&E CHARGES ADMIN. CHARGE TOTAL
TRADITIONAL GMDB    1.50%        0.15%     1.65%    1.70%        0.15%     1.85%    2.20%        0.15%     2.35%
ENHANCED GMDB       1.70%        0.15%     1.85%    1.85%        0.15%     2.00%    2.35%        0.15%     2.50%

The Traditional GBP consists of:
o The Traditional GMIB, and
o The Traditional GPWB.

The Enhanced GBP consists of:
o The Enhanced GMIB, and
o The Enhanced GPWB.

DURING THE ANNUITY PHASE:
CONTRACT MAINTENANCE CHARGE[(7)]....$30
(per Contract per year)

SEPARATE ACCOUNT ANNUAL EXPENSES - IF YOU REQUEST VARIABLE TRADITIONAL ANNUITY PAYMENTS
The annualized rate is realized on a daily basis as a percentage of the net asset value of an Investment Option.

 M&E CHARGE            1.50%
 ADMINISTRATIVE CHARGE 0.15%
 TOTAL                 1.65%

(5)We waive the contract maintenance charge if your Contract Value is at least $50,000 at the time we are to deduct the charge. If the total Contract Value of all your Contracts that are registered with the same social security number is at least $50,000, we waive the charge on all Contracts. For more information, please see section 6, Expenses - Contract Maintenance Charge.
(6)If you exercise the GPWB, the increased expenses associated with the GBP will continue until the GPWB endorsement terminates and the increased expenses associated with the Enhanced GMDB (if applicable) will continue as long as the Enhanced GMDB value is greater than zero.
(7)We waive the contract maintenance charge during the Annuity Phase if your Contract Value on the Income Date is at least $50,000. For more information, please see section 6, Expenses - Contract Maintenance Charge.

ANNUAL OPERATING EXPENSES OF THE INVESTMENT OPTIONS
This table describes the total annual operating expenses associated with the Investment Options and shows the minimum and maximum expenses for the period ended December 31, 2008, charged by any of the Investment Options before the effect of any contractual expense reimbursement or fee waiver. We show the expenses as a percentage of an Investment Option's average daily net assets.

                                                                   MINIMUM MAXIMUM
Total annual Investment Option operating expenses*                  0.63%   1.93%
 (including management fees, distribution or 12b-1 fees,
 and other expenses) before fee waivers and expense reimbursements

* Some of the Investment Options or their affiliates may also pay service fees to us or our affiliates. The amount of these fees may be different for each Investment Option. The maximum current fee is 0.25%. The amount of these fees, if deducted from Investment Option assets, is reflected in the above table and is disclosed in Appendix A. Appendix A also contains more details regarding the annual operating expenses for each of the Investment Options, including the amount and effect of any waivers and/or reimbursements.


       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

EXAMPLES
The expenses for your Contract may be different from those shown in the examples below depending upon which Investment Option(s) you select and the benefits that apply.

These examples are intended to help you compare the cost of investing in a Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner transaction expenses, Contract Owner periodic expenses, and the annual operating expenses of the Investment Options before the effect of reimbursements and waivers.

You should not consider the examples below as a representation of past or future expenses. Actual expenses may be greater or less than those shown.

The entire $30 contract maintenance charge is deducted in the examples at the end of each year during the Accumulation Phase. Please note that this charge does not apply during the Accumulation Phase if your Contract Value at the end of year is at least $50,000, or during the Annuity Phase if your Contract Value on the Income Date is at least $50,000.

Transfer fees may apply, but are not reflected in these examples.

For additional information, see section 6, Expenses.

If you take a full withdrawal at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.
  a) The Enhanced GMDB and the Enhanced GBP (which includes the Enhanced GMIB and the Enhanced GPWB and carries the highest Separate Account annual expense of 2.50%).
  b) The Traditional GMDB and no GBP (which carries the lowest Separate Account annual expense of 1.65%).

TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES           1 YEAR 3 YEARS 5 YEARS 10 YEARS
BEFORE ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS OF:
                                                        a)  $1,074 $1,940  $2,737   $4,858
                                                        b)   $991  $1,697  $2,345   $4,145
                                                        a)   $946  $1,566  $2,130   $3,739
                                                        b)   $861  $1,312  $1,710   $2,915

If you do not take a full withdrawal or if you take a Full Annuitization* of the Contract at the end of each time period, and assuming a $10,000 investment and a 5% annual return on your money, you may pay expenses as follows.

TOTAL ANNUAL INVESTMENT OPTION OPERATING EXPENSES           1 YEAR 3 YEARS 5 YEARS 10 YEARS
BEFORE ANY FEE WAIVERS OR EXPENSE REIMBURSEMENTS OF:
                                                        a)   $474  $1,430  $2,397   $4,858
                                                        b)   $391  $1,187  $2,005   $4,145
                                                        a)   $346  $1,056  $1,790   $3,739
                                                        b)   $261   $802   $1,370   $2,915

* Traditional Annuity Payments are not available until 13 months after your Issue Date, and GMIB Payments are not available until the tenth Contract Anniversary.


See Appendix B for condensed financial information regarding the Accumulation Unit values (AUVs) for the highest and lowest Separate Account annual expenses. See the appendix to the Statement of Additional Information for condensed financial information regarding the AUVs for other expense levels and for older Contracts that we no longer offer.

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

                                       7
1. THE VARIABLE ANNUITY CONTRACT
An annuity is a contract between you (the Owner), and an insurance company (in this case Allianz Life of New York), where you make payments to us and, in turn, we promise to make regular periodic income payments (Annuity Payments) to the Payee.

The Contract is tax deferred. You generally are not taxed on any earnings or appreciation on the assets in your Contract until you take money out of your Contract. FOR QUALIFIED CONTRACTS, THE TAX DEFERRAL IS PROVIDED THROUGH COMPLIANCE WITH SPECIALIZED TAX-QUALIFICATION RULES, AND YOU DO NOT RECEIVE ANY ADDITIONAL TAX BENEFIT BY PURCHASING THE CONTRACT. HOWEVER, THE CONTRACT MAY OFFER OTHER FEATURES THAT MEET YOUR NEEDS. ACCORDINGLY, IF YOU ARE PURCHASING A QUALIFIED CONTRACT, YOU SHOULD CONSIDER PURCHASING THIS CONTRACT FOR ITS DEATH BENEFIT, ANNUITY BENEFITS AND OTHER NON-TAX DEFERRAL RELATED BENEFITS. PLEASE CONSULT A TAX ADVISER FOR INFORMATION SPECIFIC TO YOUR CIRCUMSTANCES TO DETERMINE WHETHER A QUALIFIED CONTRACT IS AN APPROPRIATE INVESTMENT FOR YOU.

The Contract has an Accumulation Phase and an Annuity Phase. You can take withdrawals from the Contract during the Accumulation Phase and, subject to certain restrictions, you can make additional Purchase Payments.

The Accumulation Phase begins on the Issue Date and ends upon the earliest of the following.
o The Business Day before the Income Date if you take a Full
  Annuitization.
o The Business Day we process your request for a full withdrawal.
o Upon the death of any Owner (or the Annuitant if the Contract is owned by a non-individual), it will terminate on the Business Day we receive in good order at our Service Center, both due proof of death and an election of the death benefit payment option, unless the spouse of the deceased continues the Contract.

The Annuity Phase is the period during which we will make Annuity Payments from the Contract. Under all Contracts, Traditional Annuity Payments are available during the Annuity Phase. Traditional Annuity Payments must begin on a designated date (the Income Date) that is at least 13 months after your Issue Date. For Contracts with a GBP, you can request fixed Annuity Payments under the GMIB (GMIB Payments) beginning on the tenth Contract Anniversary. If you apply the entire Contract Value to Annuity Payments, we call that a Full Annuitization, and if you apply only part of the Contract Value to Annuity Payments, we call that a Partial Annuitization.* The maximum number of annuitizations you can have at any one time is five. Because the Contract allows Partial Annuitization, it is possible that some portion of the Contract will be in the Accumulation Phase and other portions will be in the Annuity Phase at the same time. The Annuity Phase begins on the Income Date (or the first Income Date if you take any Partial Annuitizations) and ends when all portion(s) of the Contract that you apply to Annuity Payments have terminated, as indicated in section 2, The Annuity Phase.

* GMIB Payments are not available under a Partial Annuitization.

Your Investment Choices include the Investment Options and, if you do not select a GBP (which includes a GMIB and a GPWB), they also include any available general account Investment Choice. You cannot invest in more than 15 Investment Options at any one time. Depending upon market conditions, you can gain or lose Contract Value based on the investment performance of the Investment Options. The Investment Options are designed to offer the opportunity for a better return than any available general account Investment Choice; however, this is not guaranteed. The amount of Contract Value you are able to accumulate in your Contract during the Accumulation Phase and the amount of any variable Traditional Annuity Payments we make during the Annuity Phase depend in large part upon the investment performance of any Investment Options you select.

The only general account Investment Choice available during the Accumulation Phase is the DCA Fixed Option. HOWEVER, THE DCA FIXED OPTION IS NOT AVAILABLE TO YOU IF YOU SELECT A GBP. If you select the DCA Fixed Option, the amount of Contract Value you are able to accumulate in your Contract during the Accumulation Phase depends in part upon the total interest credited to your Contract.

We will not make any changes to your Contract without your permission except as may be required by law.

THE CONTRACT WILL TERMINATE WHEN:
o the Accumulation Phase has terminated,
o the Annuity Phase has terminated, and/or
o all applicable death benefit payments have been made.

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

OWNERSHIP
OWNER
You, as the Owner, have all the rights under the Contract. The Owner is designated at Contract issue. You can change Owners at any time subject to our approval. However, Qualified Contracts can only have one Owner and there may be Internal Revenue Service (IRS) or other restrictions on changing the ownership of a Qualified Contract. Upon our approval, any ownership change will become effective as of the date you sign the request. Changing ownership may be a taxable event. You should consult with your tax adviser before doing this.

JOINT OWNER
A Non-Qualified Contract can be owned by up to two Owners. Upon the death of either Joint Owner, the surviving Joint Owner will become the sole primary Beneficiary. We will then treat any other Beneficiary designation on record at the time of death as a contingent Beneficiary. You can change Joint Owners under the same conditions as described for an Owner. If a Contract has Joint Owners, we require the signature of both Owners on any forms that are submitted to our Service Center, unless we allow otherwise.

NOTE FOR PARTIAL ANNUITIZATIONS: Partial Annuitizations are not available to Joint Owners. There can be only one Owner, the Owner must be the Annuitant, and we will not allow the Owner to add a joint Annuitant.

ANNUITANT
The Annuitant is the individual on whose life we base Annuity Payments. Subject to our approval, you designate an Annuitant and you can add a joint Annuitant for the Annuity Phase if you take a Full Annuitization. You may change the Annuitant at any time before the Income Date unless the Contract is owned by a non-individual (for example, a qualified plan or trust). You cannot change the Annuitant if the Contract is owned by a non-individual, but you can add a joint Annuitant (subject to our approval) for the Annuity Phase if you take a Full Annuitization. For Qualified Contracts, the Owner must be the Annuitant unless the Contract is owned by a qualified plan or is part of a custodial arrangement.

DESIGNATING DIFFERENT PERSONS AS OWNER(S) AND ANNUITANT(S) CAN HAVE IMPORTANT IMPACTS ON WHETHER A DEATH BENEFIT IS PAID, AND ON WHO WOULD RECEIVE IT. USE CARE WHEN DESIGNATING OWNERS AND ANNUITANTS, AND CONSULT YOUR REGISTERED REPRESENTATIVE IF YOU HAVE QUESTIONS.

PAYEE
The Payee is the person or entity you designate (subject to our approval) to receive Annuity Payments during the Annuity Phase. The Owner will receive tax reporting on those payments. For Non-Qualified Contracts, an Owner or Annuitant can be the Payee, but it is not required. For Qualified Contracts owned by a qualified plan, the qualified plan must be the Payee. For all other Qualified Contracts, the Owner is not required to be the Payee, but the Owner cannot transfer or assign his or her rights under the Contract to someone else. If you do not designate a Payee by the Income Date, we will make Annuity Payments to the Owner unless the Contract is a Qualified Contract owned by a qualified plan. The Owner can change the Payee at any time, subject to our approval, provided that designation of a Payee is consistent with federal and state laws and regulations.

BENEFICIARY
The Beneficiary is the person(s) or entity you designate at Contract issue to receive any death benefit. You can change the Beneficiary or contingent Beneficiary at any time before your death unless you name an irrevocable Beneficiary. If you do not designate a Beneficiary, any death benefit will be paid to your estate.

NOTE FOR JOINT OWNERS: For jointly owned Contracts, the sole primary Beneficiary will be the surviving Joint Owner. For Contracts that are jointly owned by spouses, if both spousal Joint Owners die before we pay the death benefit, we will pay the death benefit to the contingent Beneficiaries, or to the estate of the Joint Owner who died last if there are no named contingent Beneficiaries. However, for tax reasons, if the Joint Owners were not spouses and both Joint Owners die before we pay the death benefit, we will pay the death benefit to the estate of the Joint Owner who died last.

ASSIGNMENT OF A CONTRACT
An authorized request specifying the terms of an assignment of a Contract must be provided to our Service Center and approved by us. We will not be liable for any payment made or action taken before we record the assignment. An assignment may be a taxable event. We will not be responsible for the validity or tax consequences of any assignment. After the death benefit has become payable, an assignment can only be made with our consent. If the Contract is assigned, your rights may only be exercised with the consent of the assignee of record. Qualified Contracts generally cannot be assigned.

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

2. THE ANNUITY PHASE
You can apply your Contract Value to regular periodic income payments (Annuity Payments). A Full Annuitization occurs when you apply the entire Contract Value to Annuity Payments. A Partial Annuitization occurs when you apply only part of your Contract Value to Annuity Payments.* The Payee will receive the Annuity Payments. You will receive tax reporting on those payments, however, whether or not you are the Payee. We may require proof of the Annuitant(s)' age before making any life contingent Annuity Payment. If the age or gender of the Annuitant(s) have been misstated, the amount payable will be the amount that would have been provided at the true age or gender.

* GMIB Payments are not available under a Partial Annuitization.

NOTE: YOU WILL BE REQUIRED TO TAKE A FULL ANNUITIZATION OF YOUR CONTRACT ON OR BEFORE THE MAXIMUM PERMITTED INCOME DATE IF, AT THAT TIME, YOU HAVE NOT REDUCED YOUR CONTRACT VALUE TO ZERO. At our discretion, we may extend the maximum permitted Income Date subject to the requirements of applicable law. The maximum permitted Income Date may vary depending on the broker/dealer you purchase your Contract through and your state of residence. UPON FULL ANNUITIZATION YOU WILL NO LONGER HAVE A CONTRACT VALUE, ANY PERIODIC WITHDRAWAL OR INCOME PAYMENTS OTHER THAN ANNUITY PAYMENTS (WHICH INCLUDES GPWB PAYMENTS) WILL STOP, AND THE DEATH BENEFIT WILL TERMINATE. If you have not selected an Annuity Option we will make payments under the default option described in the "Annuity Payments" discussion of this section.

INCOME DATE
The Income Date is the date Annuity Payments (GMIB Payments or Traditional Annuity Payments) will begin. Your Income Date is specified in your Contract as the maximum permitted date allowed for your Contract, which is the first day of the calendar month following the Annuitant's 90th birthday. You can make an authorized request for a different Income Date after the Issue Date, however, any such request is subject to our approval. Your Income Date must be the first day of a calendar month and must be at least 13 months after the Issue Date. The Income Date will never be later than what is permitted under applicable law. To receive the annuity income protection of the GMIB, your Income Date must be within 30 days following a Contract Anniversary beginning with the tenth Contract Anniversary (and certain other conditions must also be met). An earlier Income Date may be required to satisfy minimum required distribution rules under certain Qualified Contracts.

PARTIAL ANNUITIZATION
PARTIAL ANNUITIZATIONS ARE NOT AVAILABLE TO EVERYONE. THERE CAN BE ONLY ONE OWNER, THE OWNER MUST BE THE ANNUITANT, AND WE WILL NOT ALLOW THE OWNER TO ADD A JOINT ANNUITANT.

You can take Partial Annuitizations as Traditional Annuity Payments after 13 months. GMIB Payments are not available under a Partial Annuitization. Partial Annuitizations are not available after you exercise the GPWB (if applicable) or after you take a Full Annuitization. If you take a Full Annuitization, the Accumulation Phase of the Contract will end.

You can take one Partial Annuitization every 12 months. THE MAXIMUM NUMBER OF ANNUITIZATIONS WE ALLOW AT ANY ONE TIME IS FIVE. We do not allow you to allocate additional Contract Value to an existing stream of Traditional Annuity Payments. You also cannot transfer any amounts allocated to a stream of Annuity Payments to any other portion of the Contract. If you have four Partial Annuitizations and you would like to take a fifth, you must take a Full Annuitization and apply the entire remaining Contract Value to Annuity Payments, and the Accumulation Phase of the Contract will end. The amounts you apply to a Partial Annuitization and Annuity Payments we make under a Partial Annuitization are not subject to the withdrawal charge.

A Partial Annuitization will decrease the Contract Value, the Withdrawal Charge Basis, the GMDB value, and for Contracts with a GBP, it will also decrease the GMIB and GPWB values. This will decrease the amounts available for withdrawals (including GPWB Payments), additional Annuity Payments (including GMIB Payments), and payment of the death benefit. For more information, see section 2, Annuity Phase - Guaranteed Minimum Income Benefits (GMIBs); section 6, Expenses - Withdrawal Charge; section 8, Access to Your Money - Guaranteed Partial Withdrawal Benefits (GPWBs); and see the discussion of the GMDB that applies to your Contract in section 10, Death Benefit.

FOR TAX PURPOSES, ANNUITY PAYMENTS WE MAKE UNDER A PARTIAL ANNUITIZATION WILL BE TREATED AS PARTIAL WITHDRAWALS AND NOT AS ANNUITY PAYMENTS. However, once the entire Contract Value has been reduced to zero, we intend to treat all Annuity Payments we make after that as annuity payments (and not withdrawals) for tax purposes. If you take a Partial Annuitization(s) and subsequently take a full withdrawal of the entire remaining Contract Value, all Annuity Payments

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009
we make on or after the Business Day you take the withdrawal, should be treated as annuity payments (and not withdrawals) for tax purposes.

If the Annuity Payments we make are treated as withdrawals (and not annuity payments) for tax purposes, under Non-Qualified Contracts, any gains in the entire Contract will be considered to be distributed before Purchase Payments and will be subject to ordinary income tax. For Qualified Contracts, in most cases, the entire Annuity Payment we make under a Partial Annuitization will be subject to ordinary income taxes. If any Owner is younger than age 59 1/2, the taxable portion of the Annuity Payments we make under a Partial Annuitization may also be subject to a 10% federal penalty tax. Partial Annuitizations may also affect the tax treatment of any future Annuity Payments. YOU SHOULD CONSULT A TAX ADVISER BEFORE REQUESTING A PARTIAL ANNUITIZATION.

ANNUITY OPTIONS
You can choose one of the income plans (Annuity Options) described below or any other payment option to which we agree. Before the Income Date, you can select and/or change the Annuity Option with at least 30 days written notice to us. After Annuity Payments begin, you cannot change the Annuity Option.

Annuity Payments will usually be lower if you select an Annuity Option that requires us to make more frequent Annuity Payments or to make payments over a longer period of time. For example, the guaranteed initial monthly fixed payout rates under Annuity Option 4 with a guarantee period of 20 years or more are the lowest fixed rates we offer, and the guaranteed initial monthly fixed payout rates under Annuity Option 1 are the highest fixed rates we offer. Annuity Payments will also be lower if you request Annuity Payments at an early age (for example, when the Annuitant is age 50) as opposed to waiting until the Annuitant is older (for example, when the Annuitant is age 70).

OPTION 1. LIFE ANNUITY. We will make Annuity Payments during the life of the Annuitant, and the last payment will be the one that is due before the Annuitant's death. If the Annuitant dies shortly after the Income Date, the Payee may receive less than your investment in the Contract.

OPTION 2. LIFE ANNUITY WITH PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED. We will make Annuity Payments during the life of the Annuitant. If you take one single Full Annuitization and the Annuitant dies before the end of the selected guaranteed period, we will continue to make Annuity Payments to the Payee for the rest of the guaranteed period. Alternatively, the Owner may elect to receive a lump sum payment. Under a Partial Annuitization, if the Annuitant dies before the end of the selected guaranteed period, we will make a lump sum payment to the Beneficiary. The lump sum payment is equal to the present value of the remaining guaranteed variable Traditional Annuity Payments as of the date we receive proof of the Annuitant's death and a payment election form at our Service Center, using the selected assumed investment return as the interest rate for the present value calculation. This lump sum payment is not available under a fixed payout. We require proof of the Annuitant's death and return of the Contract before we will make any lump sum payment. There are no additional costs associated with a lump sum payment. Under a Partial Annuitization, this Annuity Option is only available for variable payouts; fixed Partial Annuitizations are not allowed.

OPTION 3. JOINT AND LAST SURVIVOR ANNUITY. We will make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant, at a level of 100%, 75% or 50% of the previous amount, as selected by the Owner. Annuity Payments will stop with the last payment that is due before the last surviving joint Annuitant's death. If both Annuitants die shortly after the Income Date, the Payee may receive less than your investment in the Contract. This Annuity Option is not available to you under a Partial Annuitization.

OPTION 4. JOINT AND LAST SURVIVOR ANNUITY WITH PAYMENTS OVER 5, 10, 15 OR 20 YEARS GUARANTEED. We will make Annuity Payments during the lifetimes of the Annuitant and the joint Annuitant. Upon the death of one Annuitant, Annuity Payments will continue to the Payee during the lifetime of the surviving joint Annuitant at 100% of the amount that was paid when both Annuitants were alive. However, if both joint Annuitants die before the end of the selected guaranteed period, we will continue to make Annuity Payments to the Payee for the rest of the guaranteed period. Alternatively, the Owner may elect to receive a lump sum payment equal to the present value of the remaining guaranteed variable Traditional Annuity Payments as of the date we receive proof of the last surviving joint Annuitant's death and a payment election form at our Service Center, using the selected assumed investment return as the interest rate for the present value calculation. This lump sum payment is not available under a fixed payout. We require proof of death of both joint Annuitants and return of the Contract before we will make any lump sum payment. There are no additional costs associated with a lump sum payment. This Annuity Option is not available to you under a Partial Annuitization.


       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

OPTION 5. REFUND LIFE ANNUITY. We will make Annuity Payments during the lifetime of the Annuitant, and the last payment will be the one that is due before the Annuitant's death. After the Annuitant's death, the Payee may receive a lump sum refund. For a fixed payout, the amount of the refund will equal the amount applied to this Annuity Option minus the total of all Annuity Payments made under this option.

For variable Traditional Annuity Payments, the amount of the refund will depend on the current Investment Option allocation and will be the sum of refund amounts attributable to each Investment Option. We calculate the refund amount for a given Investment Option using the following formula.

(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]}
where:
  (A)= Annuity Unit value of the subaccount for that given Investment Option when due proof of the Annuitant's death is received at our Service Center.
  (B)= The amount applied to variable Traditional Annuity Payments on the Income Date.
  (C)= Allocation percentage in a given subaccount (in decimal form) when due proof of the Annuitant's death is received at our Service Center.
  (D)= The number of Annuity Units used in determining each variable Traditional Annuity Payment attributable to that given subaccount when due proof of the Annuitant's death is received at our Service Center.
  (E)= Dollar value of first variable Traditional Annuity Payment.
  (F)= Number of variable Traditional Annuity Payments made since the Income
       Date.

We will base this calculation upon the allocation of Annuity Units actually in force at the time due proof of the Annuitant's death is received at our Service Center. We will not pay a refund if the total refund determined using the above calculation is less than or equal to zero.

EXAMPLE
o The Contract has one Owner who is a 65-year-old male. He elects variable Annuity Payments under Annuity Option 5 based on a Contract Value of $100,000 (item "B").
o The Owner who is also the Annuitant allocates all the Contract Value to one Investment Option, so the allocation percentage in this subaccount is 100% (item "C").
o The purchase rate for the selected assumed investment rate is $6.15 per month per thousand dollars of Contract Value annuitized. Therefore, the first variable Annuity Payment is: $6.15 x ($100,000 / $1,000) = $615 (item "E").
o Assume the Annuity Unit value on the Income Date is $12, then the number of Annuity Units used in determining each Annuity Payment is: $615 / $12 =
  51.25 (item "D").
o The Owner who is also the Annuitant dies after receiving 62 Annuity
  Payments (item "F") and the Annuity Unit value for the subaccount on the date the Service Center receives due proof of death is $15 (item "A").

WE CALCULATE THE REFUND AS FOLLOWS:
(A) x {[(B) x (C) x (D)/(E)] - [(D) x (F)]} = 15 x {[100,000 x 1.00 x (51.25 /
615)] - [51.25 x 62]} =

15 x {[100,000 x 0.083333] - 3,177.50} = 15 x {8,333.33 - 3,177.50} = 15 x
5,155.83 = $77,337.50

OPTION 6. SPECIFIED PERIOD CERTAIN ANNUITY. THIS OPTION IS ONLY AVAILABLE IF YOU SELECT AN OPTIONAL GBP AND ELECT TO RECEIVE GMIB PAYMENTS BASED ON THE GMIB VALUE, OR IF YOU EXERCISE THE GPWB AND ELECT TO STOP GPWB PAYMENTS AND INSTEAD RECEIVE FIXED ANNUITY PAYMENTS BASED ON YOUR REMAINING GPWB VALUE. Under this option, we will make Annuity Payments for a specified period of time. You select the specified period, which must be a whole number of years from ten to 30. If the last Annuitant dies before the end of the specified period certain, we will continue to make Annuity Payments to the Payee for the rest of the specified period certain. This Annuity Option is not available to you under a Partial Annuitization.

NOTE FOR OWNERS THAT ARE YOUNGER THAN AGE 59 1/2: Your Annuity Payments under Annuity Option 6 may be subject to a 10% federal penalty tax if the specified period certain you select is less than your life expectancy.

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

TRADITIONAL ANNUITY PAYMENTS
Annuity Payments offer a guaranteed income stream with certain tax advantages and are designed for Owners who are not concerned with continued access to Contract Value.

You can request Traditional Annuity Payments under Annuity Options 1-5 as:
o a variable payout,
o a fixed payout, or
o a combination of both.

Annuity Option 6 is only available if you select an optional GBP and:
o you request GMIB Payments based on the GMIB value; or
o if you exercise the GPWB and elect to stop GPWB Payments and instead request fixed Annuity Payments based on your remaining GPWB value.

If you do not choose an Annuity Option before the Income Date, we will make variable Traditional Annuity Payments to the Payee under Annuity Option 2 with five years of guaranteed monthly payments.

Under a fixed payout, all of the Annuity Payments will be the same dollar amount (equal installments) except as provided for under Annuity Option 3. If you choose a variable payout, you can continue to invest in up to 15 of the available Investment Options. We may change this in the future, but we will always allow you to invest in at least ten Investment Options. If you do not tell us otherwise, we will base variable Traditional Annuity Payments on the investment allocations that were in place on the Income Date. We will not allow you to apply amounts of less than $2,000 to an Annuity Option. If your Contract Value is less than $2,000 on the Income Date, we will pay that amount to you. We may change the frequency of your Traditional Annuity Payments if the amount of the payment is less than $20. Guaranteed fixed Traditional Annuity Payments are based on an interest rate and mortality table specified in your Contract. The payout rates for fixed Traditional Annuity Payments provided by your Contract are guaranteed and in no event will we use lower fixed payout rates to calculate your fixed Traditional Annuity Payments. However, we may use higher fixed payout rates to calculate fixed Traditional Annuity Payments than the guaranteed rates provided by your Contract.

If you choose to have any portion of the Traditional Annuity Payments based on the investment performance of the Investment Option(s), the dollar amount of the payments will depend upon the following factors.
o The Contract Value on the Income Date.
o The age of the Annuitant and any joint Annuitant on the Income Date.
o The gender of the Annuitant and any joint Annuitant, where permitted.
o The Annuity Option you select.
o The assumed investment return (AIR) you select.
o The mortality table specified in the Contract.
o The future performance of the Investment Option(s) you select.

You can choose an AIR of either 3% or 4.5%. Using a higher AIR results in a higher initial variable Traditional Annuity Payment, but later payments will increase more slowly when investment performance rises and decrease more rapidly when investment performance declines. If the actual performance of your Investment Options exceeds the AIR you selected, the variable Traditional Annuity Payments will increase. Similarly, if the actual performance is less than the AIR you selected, the variable Traditional Annuity Payments will decrease.

EACH PORTION OF THE CONTRACT THAT YOU APPLY TO TRADITIONAL ANNUITY PAYMENTS WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o Under Annuity Options 1 and 3, the death of the last surviving
  Annuitant.
o Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period. If we make a lump sum payment of the remaining guaranteed Traditional Annuity Payments at the death of the last surviving Annuitant, this portion of the Contract will terminate upon payment of the lump sum.
o Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.
o Under Annuity Option 6, the expiration of the specified period certain.
o Contract termination.

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

GUARANTEED MINIMUM INCOME BENEFITS (GMIBS)
The GMIBs are only available as part of the optional GBPs.

The Traditional GBP consists of:
o the Traditional GMIB, and
o the Traditional GPWB.

The Enhanced GBP consists of:
o the Enhanced GMIB, and
o the Enhanced GPWB.

The GPWBs are not available separately from the GMIBs.

The GBPs provide a guaranteed minimum fixed income stream and are designed for Owners who want flexibility in the way they access income and can wait at least ten years before taking income.

All GBPs carry an additional M&E charge. We calculate the additional M&E charge as discussed in section 6, Expenses - Separate Account Annual Expenses. The additional M&E charge for the GBPs will reduce the performance of your selected Investment Options, and in the long term, may provide less Contract Value to you than would otherwise be available from the same Contract without a GBP. THE GBPS DO NOT CREATE CONTRACT VALUE OR GUARANTEE THE PERFORMANCE OF ANY INVESTMENT OPTION.

You select a GBP at Contract issue, and you can only select one GBP. The Enhanced GBP is available only if the older Owner is age 76 or younger on the Issue Date (or the Annuitant is age 76 or younger if the Contract is owned by a non-individual). The Enhanced GBP may not be appropriate for Owners who are nearing age 65 because the benefit values are limited after age 80. AFTER THE ISSUE DATE, A GBP CANNOT BE ADDED TO, CHANGED, OR REMOVED FROM YOUR CONTRACT. IF YOU SELECT A GBP, THE GENERAL ACCOUNT INVESTMENT CHOICES ARE NOT AVAILABLE TO YOU.

We designed the GBPs to give you options on how to turn your accumulated retirement assets into a stream of retirement income. The GMIBs provide a guaranteed minimum fixed income in the form of Annuity Payments (GMIB Payments). Depending on the Annuity Option you select, the GMIB can provide guaranteed lifetime income, but if the Annuitant(s) die shortly after the Income Date, the Payee may receive less than your investment in the Contract. The GPWBs provide a guaranteed minimum amount of level income in the form of annual partial withdrawals (GPWB Payments). However, GPWB Payments are not guaranteed for life, and you could outlive your payment stream. You must wait ten complete Contract Years before you can exercise a GMIB or GPWB and they can only be exercised within 30 days after a Contract Anniversary. You can always annuitize your Contract Value 13 months or more after the Issue Date under a fixed and/or variable traditional Annuity Option. However, if you do, you cannot use the GMIB value.

BECAUSE THE GBPS CARRY A HIGHER CONTRACT EXPENSE, THEY MAY NOT BE APPROPRIATE IF
YOU:
o DO NOT INTEND TO EXERCISE EITHER THE GMIB OR GPWB,
o DO NOT INTEND TO HOLD THE CONTRACT FOR THE ENTIRE TEN YEAR WAITING
  PERIOD, OR
o INTEND TO TAKE A FULL ANNUITIZATION BEFORE THE END OF THE TEN YEAR
  WAITING PERIOD.

IF YOUR CONTRACT INCLUDES A GBP AND YOU DO NOT EXERCISE EITHER THE GMIB OR GPWB, YOU WILL HAVE INCURRED HIGHER CONTRACT EXPENSES WITHOUT RECEIVING ANY ADVANTAGE FROM THE GBP.

The Contract offers a choice of two GBPs: the Traditional GBP where the GMIB value is total Purchase Payments adjusted for partial withdrawals and Partial Annuitizations, or the Enhanced GBP where the GMIB value is either the MAV, or the 7% AIA. THE GMIB VALUE UNDER THE ENHANCED GBP WILL NEVER BE LESS THAN THE GMIB VALUE UNDER THE TRADITIONAL GBP, BUT THEY MAY BE EQUAL. YOU CAN ONLY ACCESS THE GMIB VALUE BY EXERCISING THE GMIB. For more information, see the GMIB value discussions later in this section.

If you purchase this Contract under a qualified plan that is subject to required minimum distributions (RMDs) and you do not exercise the GMIB on or before the date RMD payments must begin under a qualified plan, the Owner or Beneficiary may not be able to exercise the GMIB due to the restrictions imposed by the minimum distribution requirements. YOU SHOULD CONSIDER WHETHER THE GMIB IS APPROPRIATE FOR YOUR SITUATION IF YOU PLAN TO EXERCISE THE GMIB AFTER YOUR RMD BEGINNING DATE.

BE SURE TO DISCUSS WITH YOUR REGISTERED REPRESENTATIVE WHETHER OR NOT A GBP IS APPROPRIATE FOR YOUR SITUATION.

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

The annuity income protection provided by the GMIB will apply only under the following circumstances.
o Your Income Date must be within 30 days following a Contract Anniversary beginning with the tenth Contract Anniversary.
o GMIB Payments can only be made as fixed payments, regardless of the Annuity Option you select.
o If the Annuity Option you select involves a guaranteed period, the duration of the guaranteed period must be at least ten years.
o If you select Annuity Option 6, we will base the GMIB Payments on an interest rate of 1% per year.
o If you request GMIB Payments based on the 7% AIA, your available Annuity Options are restricted to Annuity Options 2 or 4, and the duration of the period certain must be at least ten years. Under the 7% AIA, we will base GMIB Payments on an interest rate of 1% per year, and the mortality table specified in your endorsement.

Under the GMIB, you can only take a Full Annuitization.

IF YOU EXERCISE THE GMIB:
o The Accumulation Phase will end and the Annuity Phase will begin.
o The portion of the Contract that you apply to the GMIB will no longer be subject to the Separate Account annual expense, but any portion of the Contract that has been applied to variable Traditional Annuity Payments will continue to be subject to a 1.65% Separate Account annual expense.
o The GPWB will terminate.
o The GMDB endorsement will terminate.

In order to begin receiving GMIB Payments, you must submit an income option election form to our Service Center after the expiration of the ten-year waiting period and within 30 days following a Contract Anniversary. GMIB Payments will begin after your request has been received at our Service Center and is determined to be in good order. We will make GMIB Payments to you beginning on the 30th day after your Contract Anniversary. If the scheduled GMIB Payment date does not fall on a Business Day, we will make payment to you on the next Business Day.

BEFORE YOU EXERCISE THE GMIB, THE GMIB ENDORSEMENT WILL ONLY TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o Contract termination.
o The Business Day before the Income Date that you take a Full
  Annuitization and request Traditional Annuity Payments.
o The Business Day the GMIB value and Contract Value are both zero.
o The date GPWB Payments begin.
o The death of the Owner, unless the spouse continues the Contract as the new Owner.

IF YOU EXERCISE THE GMIB, THE PORTION OF THE CONTRACT THAT YOU APPLY TO GMIB PAYMENTS WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o Under Annuity Options 1 and 3, the death of the last surviving
  Annuitant.
o Under Annuity Options 2 and 4, the death of the last surviving Annuitant and expiration of the guaranteed period.
o Under Annuity Option 5, the death of the Annuitant and payment of any lump sum refund.
o Under Annuity Option 6, the expiration of the specified period certain.
o Contract termination.

TAXATION OF GMIB PAYMENTS
GMIB Payments should be treated as annuity payments for tax purposes. For Non-Qualified Contracts, a portion of each GMIB Payment may be treated as gains that are subject to tax as ordinary income, and the remaining portion of the payment will be considered to be a return of your investment and will not be subject to income tax. Once we have paid out all of your Purchase Payments, however, the full amount of each GMIB Payment will be subject to tax as ordinary income. For Qualified Contracts, the entire GMIB Payment will most likely be subject to tax as ordinary income. Once you apply the entire Contract Value to Annuity Payments, GMIB Payments will generally not be subject to the 10% federal penalty tax.

AMOUNT USED TO CALCULATE GMIB PAYMENTS
The GMIB guarantees that the GMIB Payments will be equal to the guaranteed fixed payout rates applied to the GMIB value. There may be situations where the GMIB value is greater than the Contract Value, but the GMIB Payments are less than fixed Traditional Annuity Payments based on the Contract Value. This may occur because the guaranteed fixed payout rates available with the GMIB may be less


       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009
than the current fixed payout rates that are otherwise available under Traditional Annuity Payments. We will base your Annuity Payments on whichever amount (GMIB value or Contract Value) produces the greater payment. However, if we use the Contract Value and the current fixed payout rates to calculate Traditional Annuity Payments, you will have incurred higher Contract expenses without receiving any explicit benefit from the GMIB.

While the 7% AIA may be larger than the MAV, it may produce a lower GMIB Payment because under the 7% AIA you have fewer available Annuity Options and the guaranteed fixed payout rates are lower.

If the GMIB Payment available under the 7% AIA would always be less than the GMIB Payment available under the MAV, we will base GMIB Payments on the amount that produces the largest payment. However, it is possible that the GMIB Payments under the 7% AIA may be more or less than the GMIB Payments available under the MAV depending on the Annuity Option you select. In these instances, we will allow you to select the amount we use to calculate GMIB Payments and the Annuity Option that you feel is most appropriate.

TRADITIONAL GMIB VALUE
The Traditional GMIB value before the date of any Owner's death or exercise of the GPWB (if applicable) is equal to:
o total Purchase Payments received, and
o reduced proportionately by the percentage of Contract Value applied to a traditional Partial Annuitization or withdrawn (including any withdrawal charge) for each traditional annuitization or withdrawal taken.
ANY TRADITIONAL PARTIAL ANNUITIZATIONS OR WITHDRAWALS YOU TAKE MAY REDUCE THE TRADITIONAL GMIB VALUE BY MORE THAN THE AMOUNT ANNUITIZED OR WITHDRAWN. If the Contract Value at the time of annuitization or withdrawal is less than the GMIB value, we will deduct more than the amount annuitized or withdrawn from the GMIB value.

Please see Appendix C for examples of the calculations of the Traditional GMIB value.

ENHANCED GMIB VALUE
The Enhanced GMIB value before the date of any Owner's death or exercise of the GPWB (if applicable) is equal to either:
o the 7% AIA; or
o the MAV.

If the MAV is greater than the 7% AIA, the Enhanced GMIB value is equal to the MAV. If the 7% AIA is greater than the MAV, you can decide whether to set the Enhanced GMIB value equal to the 7% AIA or the MAV.

THE 7% AIA MAY BE MORE LIMITED THAN THE MAV BECAUSE:
o the 7% AIA is subject to a maximum of two times Purchase Payments received in the first five Contract Years; and
o under the GMIB, the guaranteed fixed payout rates for the 7% AIA are lower and there are fewer available Annuity Options.

CALCULATING THE 7% AIA
The 7% AIA on the Issue Date is equal to your initial Purchase Payment received on the Issue Date.

On each Business Day other than a Contract Anniversary, the 7% AIA is equal to:
o its value on the immediately preceding Business Day,
o plus any additional Purchase Payments received that day; and
o reduced proportionately by the percentage of Contract Value applied to a traditional Partial Annuitization or withdrawn that day (including any withdrawal charge).

On each Contract Anniversary before the older Owner's 80th birthday (or the Annuitant's 80th birthday if the Contract is owned by a non-individual), the 7% AIA is equal to its value on the immediately preceding Business Day increased by 7%. We then process any transactions received on that Contract Anniversary (such as additional Purchase Payments, withdrawals, and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

Beginning with the Contract Anniversary that occurs on or after the older Owner's 80th birthday (or the Annuitant's 80th birthday if the Contract is owned by a non-individual), we calculate the 7% AIA in the same way that we do on each Business Day other than a Contract Anniversary.

WE LIMIT THE 7% AIA TO A MAXIMUM OF:
o 2 times the total Purchase Payments received in the first five Contract
  Years, and
o reduced proportionately by the percentage of Contract Value applied to each traditional Partial Annuitization or withdrawal (including any withdrawal charge) for each annuitization or withdrawal taken.
CALCULATING THE MAV
The MAV on the Issue Date is equal to your initial Purchase Payment received on the Issue Date.

On each Business Day other than a Contract Anniversary, the MAV is equal to:
o its value on the immediately preceding Business Day,
o plus any additional Purchase Payments received that day, and
o reduced proportionately by the percentage of Contract Value applied to a traditional Partial Annuitization or withdrawn that day (including any withdrawal charge).

On each Contract Anniversary before the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual), the MAV is equal to the greater of its value on the immediately preceding Business Day, or the Contract Value that occurs on that Contract Anniversary before we process any transactions. We then process any transactions we received on that Contract Anniversary (such as additional Purchase Payments, withdrawals, and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

Beginning with the Contract Anniversary that occurs on or after the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual), we calculate the MAV in the same way that we do on each Business Day other than a Contract Anniversary.

ANY TRADITIONAL PARTIAL ANNUITIZATIONS OR WITHDRAWALS YOU TAKE MAY REDUCE THE 7% AIA OR THE MAV BY MORE THAN THE AMOUNT ANNUITIZED OR WITHDRAWN. If the Contract Value at the time of annuitization or withdrawal is less than the 7% AIA (or MAV as appropriate), we will deduct more than the amount annuitized or withdrawn from the 7% AIA (or MAV).

Please see Appendix C for examples of the calculations of the Enhanced GMIB value.

IF YOU EXERCISE THE GPWB, YOUR GMIB ENDORSEMENT WILL TERMINATE. YOUR TRADITIONAL GPWB VALUE ON THE DATE YOU BEGIN RECEIVING GPWB PAYMENTS IS EQUAL TO TOTAL PURCHASE PAYMENTS ADJUSTED FOR PARTIAL WITHDRAWALS AND PARTIAL ANNUITIZATIONS. YOUR ENHANCED GPWB VALUE ON THE DATE YOU BEGIN RECEIVING GPWB PAYMENTS IS EQUAL TO EITHER THE 5% AIA OR THE MAV. ONCE YOU EXERCISE THE GPWB, THE GPWB VALUE WILL STOP INCREASING, AND IT WILL DECREASE:
o on a dollar for dollar basis with each GPWB Payment we make; and
o proportionately by the percentage of any Contract Value taken as an Excess Withdrawal (including any withdrawal charge) for each withdrawal taken.

If you exercise the GPWB, the increased M&E charge associated with the GBP will continue until the GPWB endorsement terminates.

If you exercise the GPWB, you can elect to stop GPWB Payments and instead do one of the following.
o Take an Excess Withdrawal of the entire Contract Value, less any withdrawal charges (available at any time).
o Request Traditional Annuity Payments under a Full Annuitization based on the entire Contract Value (available at any time).
o Request Annuity Payments under a Full Annuitization based on the remaining GPWB value (only available within 30 days after a Contract Anniversary and before we make the next GPWB Payment). Annuity Payments based on the remaining GPWB value are subject to all the restrictions associated with GMIB Payments discussed in this section. For example, payments can only be made on a fixed basis and the duration of any period certain Annuity Option must be at least ten years. In addition, Annuity Payments based on the 5% AIA are subject to the restrictions associated with GMIB Payments based on the 7% AIA.

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

If you take an Excess Withdrawal of the entire Contract Value, the Contract will terminate and you may receive less money than you would have received under the GPWB. If you request fixed Traditional Annuity Payments, the GPWB endorsement will terminate and we will no longer assess the Separate Account annual expense on that portion of the Contract. If you request variable Traditional Annuity Payments, the GPWB endorsement will terminate and we will reduce the Separate Account annual expense to 1.65% for that portion of the Contract. If you request Annuity Payments based on the remaining GPWB value, we will no longer assess the Separate Account annual expense on that portion of the Contract, and that portion of the Contract you applied to Annuity Payments will terminate as indicated in this section.

If you do not elect to stop your GPWB Payments and there is Contract Value remaining after we make the last GPWB Payment, we will pay you the Contract Value if it is less than $2,000 (less any withdrawal charges) and your Contract will terminate. However, if your remaining Contract Value after the last GPWB Payment is at least $2,000, you can instead elect to:
o continue the Contract, or
o annuitize the remaining Contract Value.

If you elect to continue or annuitize the Contract, we will no longer assess the M&E charge associated with the GBP.

3. PURCHASE
PURCHASE PAYMENTS
A Purchase Payment is the money you put into the Contract. To purchase this Contract, all Owners and Annuitant(s) must be age 85 or younger on the Issue Date. The initial Purchase Payment is due on the Issue Date. The Purchase Payment requirements for this Contract are as follows.
o The minimum initial Purchase Payment we accept is as follows:

With selection of a GBP                                          $25,000 or more
No GBP and if you purchase a:
 Non-Qualified Contract                                          $5,000 or more
 Non-Qualified Contract and select the automatic investment plan $2,000 or more
 Qualified Contract                                              $2,000 or more

o You can make additional Purchase Payments of $50 or more during the Accumulation Phase before you exercise the GPWB, if applicable.
o YOU CANNOT MAKE ADDITIONAL PURCHASE PAYMENTS TO THE CONTRACT AFTER THE
  INCOME DATE THAT YOU TAKE A FULL ANNUITIZATION (INCLUDING A REQUIRED FULL ANNUITIZATION ON THE MAXIMUM PERMITTED INCOME DATE) OR AFTER YOU EXERCISE THE GPWB.
o The maximum cumulative amount we will accept without prior approval is $1 million (including amounts already invested in other Allianz Life of New York variable annuities).
o If we make this Contract available as an Inherited IRA, the death benefit proceeds of the previous tax-qualified investment must be directly transferred into this Contract (see section 8, Access to Your Money - The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments). A beneficiary can apply the death benefit proceeds from multiple tax-qualified investments that were owned by the same owner to the purchase of an Inherited IRA Contract. We will not accept any other forms of Purchase Payment on an Inherited IRA Contract. The death benefit proceeds cannot be received by the beneficiary and then applied to an Inherited IRA Contract. For more information on Inherited IRA Contracts, see section 7, Taxes - Qualified Contracts - Inherited IRA.

PURCHASE PAYMENTS TO QUALIFIED CONTRACTS MUST NOT BE GREATER THAN ALLOWED UNDER FEDERAL LAW AND MUST BE FROM EARNED INCOME OR A QUALIFIED TRANSFER. PURCHASE PAYMENTS TO QUALIFIED CONTRACTS OTHER THAN FROM A QUALIFIED TRANSFER MAY BE RESTRICTED AFTER THE OWNER REACHES AGE 70 1/2.

We may, at our sole discretion, waive the minimum Purchase Payment requirements. We reserve the right to decline any Purchase Payment in order to comply with state and/or federal law.

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

AUTOMATIC INVESTMENT PLAN (AIP)
The AIP is a program that allows you to make additional Purchase Payments to your Contract during the Accumulation Phase on a monthly or quarterly basis by electronic transfer of money from your savings, checking or brokerage account. You may participate in this program by completing the appropriate form. Our Service Center must receive your form by the first of the month in order for AIP to begin that same month. Investments will take place on the 20th of the month or the next Business Day if the 20th is not a Business Day. The minimum investment that you can make by AIP is $50. You may stop or change the AIP at any time. We must be notified by the first of the month in order to stop or change the AIP for that month. If the AIP is used for a Qualified Contract, you should consult your tax adviser for advice regarding maximum contributions. The AIP is not available if the Qualified Contract is funding a plan that is tax qualified under Section 401 of the Internal Revenue Code.

YOU CANNOT EXERCISE THE GPWB AND PARTICIPATE IN THE AIP AT THE SAME TIME. THE AIP WILL NO LONGER BE AVAILABLE TO YOU AFTER THE INCOME DATE ON WHICH YOU TAKE A FULL ANNUITIZATION.

ALLOCATION OF PURCHASE PAYMENTS
We do not currently accept allocation instructions from you via email, website, or other electronic communications. This service may be available to you in the future. When you purchase a Contract, we will allocate your initial Purchase Payment to the Investment Choices you selected according to your instructions. We ask that you allocate your money in whole percentages. Transfers of Contract Value between Investment Choices will not change the allocation instructions for any future additional Purchase Payments. You can instruct us how to allocate additional Purchase Payments you make. If you do not instruct us, we will allocate them according to your most recent allocation instructions.

You may provide us with new allocation instructions at any time without fee, penalty or other charge upon written notice or telephone instructions to our Service Center. The new allocation instructions will be effective for Purchase Payments received on or after the Business Day we receive your notice or instructions in good order at our Service Center. If you change your allocation instructions and you are participating in the automatic investment plan or the flexible rebalancing program, your allocation instructions must include directions for the plan/program.

We reserve the right to limit the number of Investment Options that you can invest in at any one time. Currently, you can invest in up to 15 of the Investment Options at any one time. We may change this in the future; however, we will always allow you to invest in at least ten Investment Options.

Once we receive your initial Purchase Payment and the necessary information, we will issue the Contract and allocate your initial Purchase Payment within two Business Days. If you do not give us all of the information we need, we will contact you or your registered representative to get it. If for some reason we are unable to complete this process within five Business Days, we will either send back your money or get your permission to keep it until we get all of the necessary information. If you make additional Purchase Payments, we will credit these amounts to the Contract within one Business Day. Our Business Day closes when regular trading on the New York Stock Exchange closes. If you submit a Purchase Payment and/or application to your registered representative, we will not begin processing the Purchase Payment until it is received at our Service Center. We consider a Purchase Payment to be "received" when it is received at our Service Center regardless of how or when you made the payment.

If mandated under applicable law, we may be required to reject a Purchase Payment. We also may be required to provide information about you or your Contract to government regulators. In addition, we may be required to block an Owner's Contract and thereby refuse any request for transfers, and refuse to pay any withdrawals, surrenders, or death benefits until instructions are received from the appropriate regulator.

TAX-FREE SECTION 1035 EXCHANGES
Subject to certain restrictions, you can make a "tax-free" exchange under
Section 1035 of the Internal Revenue Code for all or a portion of one annuity contract for another, or all of a life insurance policy for an annuity contract. Before making an exchange, you should compare both contracts carefully. Remember that if you exchange a life insurance policy or annuity contract for the Contract described in this prospectus:
o you might have to pay a withdrawal charge on your previous contract,
o there will be a new withdrawal charge period for this Contract,
o other charges under this Contract may be higher (or lower),
o the benefits may be different, and
o you will no longer have access to any benefits from your previous contract.

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

If the exchange does not qualify for Section 1035 treatment, you also may have to pay federal income tax, including a possible federal penalty tax, on the exchange. You should not exchange an existing life insurance policy or another annuity contract for this Contract unless you determine that the exchange is in your best interest and not just better for the person trying to sell you the Contract (that person will generally earn a commission on each contract sale). IF YOU CONTEMPLATE SUCH AN EXCHANGE, YOU SHOULD CONSULT A TAX ADVISER TO DISCUSS THE POTENTIAL TAX EFFECTS OF SUCH A TRANSACTION.

FAXED APPLICATIONS
We will accept Contract applications delivered in writing, as well as via fax. It is important that you verify that we have received any faxed application you send. We are not liable for faxed transaction requests that were sent by you but not received by us. We will treat a manually signed faxed application as an application delivered in writing. Please note that fax communications may not always be available. Any fax system, whether it is ours, yours, your service provider's, or your registered representative's can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request. Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should submit your application in writing to our Service Center. We reserve the right to discontinue or modify the faxed application privilege at any time and for any reason. We do not currently accept applications delivered via email or our website. This may be available in the future.

FREE LOOK/RIGHT TO EXAMINE
If you change your mind about owning the Contract, you can cancel it within ten days after receiving it. When you cancel the Contract within this time period, we will not assess a withdrawal charge. You will receive your Contract Value as of the day we receive your request. This may be more or less than your initial Purchase Payment. If you purchased this Contract as an IRA, we are required to refund your Purchase Payment less withdrawals if you decide to cancel your Contract within the free look period. In these instances, if you cancel your Contract you will receive the greater of Purchase Payments less withdrawals, or Contract Value. In cases where we are required to refund the Purchase Payment, we reserve the right to allocate your initial Purchase Payment to the AZL Money Market Fund until the expiration of the free look period. At the end of that period, we will re-allocate your money as you selected. If we are required to refund the Purchase Payments and you cancel your Contract or we reject your application, you will receive the greater of Purchase Payments less withdrawals or Contract Value, regardless of how your Purchase Payments were allocated. The free look provision under the Contract is also called the right to examine.

ACCUMULATION UNITS/COMPUTING THE CONTRACT VALUE
Your Contract Value in the subaccounts will go up or down based upon the investment performance of the Investment Option(s) you choose. Your Contract Value will also be affected by the charges of the Contract and any interest you earn on any general account Investment Choices. In order to keep track of your Contract Value in the Separate Account, we use a measurement called an Accumulation Unit. If you request variable Traditional Annuity Payments during the Annuity Phase of the Contract, we call this measurement an Annuity Unit.

When we receive a Purchase Payment, we credit your Contract with Accumulation Units for any portion of your Purchase Payment allocated to an Investment Option at the daily price next determined after receipt of the Purchase Payment at our Service Center. The daily purchase price is normally determined at the end of each Business Day and any Purchase Payment received at or after the end of the current Business Day will receive the next Business Day's price. The Purchase Payments you allocate to the Investment Options are actually placed into subaccounts. Each subaccount invests exclusively in one Investment Option. We determine the number of Accumulation Units we credit to your Contract by dividing the amount of the Purchase Payment allocated to a subaccount by the value of the corresponding Accumulation Unit.

Every Business Day, we determine the value of an Accumulation Unit for each subaccount by multiplying the Accumulation Unit value for the previous Business Day by the net investment factor for the current Business Day. We determine the net investment factor by:
o dividing the net asset value of a subaccount at the end of the current Business Day by the net asset value of the subaccount at the end of the immediately preceding Business Day,
o adding any applicable dividends or capital gains, and
o multiplying this result by one minus the amount of the Separate Account annual expenses for the current Business Day, and any additional calendar days since the immediately preceding Business Day.

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

We calculate the value of each Accumulation Unit after regular trading on the New York Stock Exchange closes each Business Day. The value of an Accumulation Unit may go up or down from Business Day to Business Day. We calculate your Contract Value in the Separate Account by multiplying the Accumulation Unit value in each subaccount by the number of Accumulation Units for each subaccount and then adding those results together. (For example, the Contract Value on any Contract Anniversary will reflect the number and value of the Accumulation Units at the end of the previous Business Day.)

EXAMPLE
o On Wednesday, we receive at our Service Center an additional Purchase Payment of $3,000 from you before the end of the Business Day.
o When the New York Stock Exchange closes on that Wednesday, we determine that the value of an Accumulation Unit based on the Investment Option you chose is $13.25.

We then divide $3,000 by $13.25 and credit your Contract on Wednesday night with
226.41509 subaccount Accumulation Units for the Investment Option you chose. If the $3,000 payment had been received at or after the end of the current Business Day, it would have received the next Business Day's price.


4. INVESTMENT OPTIONS
The Contract offers the Investment Options listed in the following table. Each Investment Option has its own investment objective. In the future, we may add, eliminate or substitute Investment Options. Depending on market conditions, you can gain or lose value by investing in the Investment Options.

YOU SHOULD READ THE INVESTMENT OPTIONS' PROSPECTUSES CAREFULLY. The Investment Options invest in different types of securities and follow varying investment strategies. There are potential risks associated with each of these types of securities and investment strategies. For example, an Investment Option's performance may be affected by risks specific to certain types of investments, such as foreign securities, derivative investments, non-investment grade debt securities, initial public offerings (IPOs) or companies with relatively small market capitalizations. IPOs and other investment techniques may have a magnified performance impact on an Investment Option with a small asset base. An Investment Option may not experience similar performance as its assets grow. The operation of the Investment Options and the various risks associated with the Investment Options are described in the Investment Options' prospectuses. TO OBTAIN A CURRENT PROSPECTUS FOR ANY OF THE INVESTMENT OPTIONS, CONTACT YOUR REGISTERED REPRESENTATIVE OR CALL US AT THE TOLL FREE TELEPHONE NUMBER LISTED AT THE BACK OF THIS PROSPECTUS. We will send copies of the Investment Options' prospectuses to you when we issue the Contract.

Certain Investment Options issue two or more classes of shares and certain share classes may have Rule 12b-1 fees. The classes of shares currently offered by this Contract are listed in the table of annual operating expenses for each Investment Option that appears in Appendix A. For more information about share classes, see the Investment Options' prospectuses.

Currently, the Investment Options are not publicly traded mutual funds. They are available only as investment options in variable annuity contracts or variable life insurance policies issued by life insurance companies or in some cases, through participation in certain qualified pension or retirement plans. The names, investment objectives and policies of certain Investment Options may be similar to the names, investment objectives and policies of other portfolios that the same investment advisers manage. Although the names, objectives and policies may be similar, the investment results of the Investment Options may be higher or lower than the results of such portfolios. The investment advisers cannot guarantee, and make no representation, that the investment results of similar funds will be comparable even though the Investment Options have the same names, investment advisers, objectives and policies.

Each of the Investment Options offered by the Allianz Variable Insurance Products Fund of Funds Trust (Allianz VIP Fund of Funds Trust), including the AZL FusionPortfolios, is a "fund of funds" and diversifies its assets by investing in the shares of several other affiliated mutual funds.

The underlying funds may pay 12b-1 fees to the distributor of the Contracts, our affiliate, Allianz Life Financial Services, LLC, for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the Allianz VIP Fund of Funds Trust and the Allianz VIP Fund of Funds Trust does not pay service fees or 12b-1 fees. The underlying funds of the Allianz VIP Fund of Funds Trust or their advisers may pay service fees to us and our affiliates for providing customer service and other administrative services to Contract Owners. The amount of such service fees may vary depending on the underlying fund.

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

We offer other variable annuity contracts that may invest in the same Investment Options. These contracts may have different charges and may offer different benefits more appropriate to your needs. For more information about these contracts, please contact our Service Center.

The following advisers and subadvisers are affiliated with us: Allianz Investment Management LLC, Nicholas-Applegate Capital Management, Oppenheimer Capital LLC and Pacific Investment Management Company LLC. The following is a list of the Investment Options available under the Contract, the investment advisers and subadvisers for each Investment Option, the investment objectives for each Investment Option, and the primary investments of each Investment Option.

                               INVESTMENT OPTIONS

    INVESTMENT       NAME OF INVESTMENT OPTION   ASSET CATEGORY      OBJECTIVE(S)                   PRIMARY INVESTMENTS
MANAGEMENT COMPANY                                                                               (Normal market conditions)
       AND
ADVISER/SUBADVISER
AIM
Managed by Allianz AZL AIM International Equity  International  Long-term growth of     At least 80% of its assets in a diversified
Investment         Fund                              Equity     capital                 portfolio of international equity securities
Management                                                                              whose issuers are considered by the fund's
LLC/Invesco Aim                                                                         subadviser to have strong earnings momentum.
Capital
Management, Inc.


BLACKROCK
Managed by Allianz AZL BlackRock Capital          Large Growth  Long-term growth of     Invests at least 80% of total assets in
Investment         Appreciation Fund                            capital                 common and preferred stock and securities
Management                                                                              convertible into common and preferred stock
LLC/BlackRock                                                                           of mid-size and large-size companies.
Capital
Management, Inc.
                   AZL BlackRock Growth Fund      Large Growth  Maximum long-term       Invests at least 80% of total assets in
                                                                capital appreciation    common and preferred stock and securities
                                                                with minimum long-term  convertible into common and preferred stock
                                                                risk to principal       of mid- and large-size companies.
Managed by Allianz AZL Money Market Fund              Cash      Current income          Invests in a broad range of short-term, high
Investment                                         Equivalent   consistent with         quality U.S. dollar-denominated money market
Management                                                      stability of principal  instruments, including government, U.S. and
LLC/BlackRock                                                                           foreign bank, commercial and other
Institutional                                                                           obligations. During extended periods of low
Management                                                                              interest rates, and due in part to contract
Corporation                                                                             fees and expenses, the yield of the AZL
                                                                                        Money Market Fund may also become extremely
                                                                                        low and possibly negative.
Managed by         BlackRock Global Allocation     Specialty    High total investment   Invests in both equity and debt securities
BlackRock          V.I. Fund                                    return                  of issuers located around the world to
Advisors,                                                                               achieve a combination of capital growth and
LLC/BlackRock                                                                           income.
Investment
Management, LLC
and BlackRock
Asset Management
U.K. Limited


COLUMBIA
Managed by Allianz AZL Columbia Mid Cap Value       Mid Cap     Long-term growth of     Invests at least 80% of net assets in equity
Investment         Fund                                         capital                 securities of companies that have market
Management                                                                              capitalizations in the range of the
LLC/Columbia                                                                            companies in the Russell
Management                                                                              Midcap[{R}] Value Index at the
Advisors, LLC                                                                           time of purchase that the fund's subadviser
                                                                                        believes are undervalued and have the
                                                                                        potential for long-term growth.
                   AZL Columbia Small Cap Value    Small Cap    Long-term capital       Invests at least 80% of net assets in equity
                   Fund                                         appreciation            securities of companies with market
                                                                                        capitalizations in the range of the
                                                                                        companies in the Russell 2000 Value
                                                                                        Index[{R}] at the time of
                                                                                        purchase that the subadviser believes are
                                                                                        undervalued.
                   AZL Columbia Technology Fund    Specialty    Capital Appreciation    At least 80% of its total net assets in
                                                                                        common stocks of U.S and foreign technology
                                                                                        companies that may benefit from
                                                                                        technological improvements, advancements or
                                                                                        developments.
DAVIS
Managed by Allianz AZL Davis NY Venture Fund      Large Value   Long-term growth of     Invests the majority of assets in equity
Investment                                                      capital                 securities issued by large companies with
Management                                                                              market capitalizations of at least
LLC/Davis Selected                                                                      $10 billion.
Advisers, L.P.

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

                                       22



Managed by Davis   Davis VA Financial Portfolio    Specialty    Long-term growth of     At least 80% of net assets in securities
Advisors                                                        capital                 issued by companies  principally engaged in
                                                                                        the financial services sector.
                   Davis VA Value Portfolio       Large Value   Long-term growth of     Invests primarily in equity securities
                                                                capital                 issued by large companies with market
                                                                                        capitalizations of at least $10 billion.
DREYFUS
Managed by Allianz AZL Dreyfus Equity Growth      Large Growth  Long-term growth of     Primarily invests in common stocks of large,
Investment         Fund                                         capital and income      well-established and mature companies.
Management                                                                              Normally invests at least 80% of its net
LLC/Founders Asset                                                                      assets in stocks that are included in a
Management LLC                                                                          widely recognized index of stock market
                                                                                        performance. May invest in non-dividend
                                                                                        paying companies if they offer better
                                                                                        prospects for capital appreciation. May
                                                                                        invest up to 30% of its total assets in
                                                                                        foreign securities.
Managed by Allianz AZL S&P 500 Index Fund         Large Blend   Match total return of   Normally invests in all 500 stocks in the
Investment                                                      the S&P                 S&P 500[{R}] in proportion to
Management LLC/The                                              500[{R}]   their weighting in the index.
Dreyfus
Corporation
                   AZL Small Cap Stock Index       Small Cap    Match performance of    Invests in a representative sample of stocks
                   Fund                                         the S&P SmallCap 600    included in the S&P SmallCap 600
                                                                Index{R}   Index[{R}], and in futures
                                                                                        whose performance is related to the index,
                                                                                        rather than attempt to replicate the index.
FIRST TRUST
Managed by Allianz AZL First Trust Target Double  Large Blend   Total Return            Invests primarily in common stocks of
Investment         Play Fund                                                            companies that are identified by a model
Management                                                                              based on an allocation of 50% in two
LLC/First Trust                                                                         separate strategies that seek to provide
Advisors L.P.                                                                           above-average total return.


FRANKLIN TEMPLETON
Managed by Allianz AZL Franklin Small Cap Value    Small Cap    Long-term total return  Under normal market conditions, invests at
Investment         Fund                                                                 least 80% of its net assets in investments
Management                                                                              of small capitalization companies similar to
LLC/Franklin                                                                            those that comprise the Russell
Advisory Services,                                                                      2500{trademark} Index at the time of
LLC                                                                                     investment.
Managed by         Franklin Global Real Estate     Specialty    High Total Return       At least 80% of net assets in investments of
Franklin Templeton Securities Fund                                                      companies located anywhere in the world that
Institutional, LLC                                                                      operate in the real estate sector and
                                                                                        normally invests predominantly in equity
                                                                                        securities.
Managed by         Franklin Growth and Income     Large Value   Capital appreciation,   Invests predominantly in a broadly
Franklin Advisers, Securities Fund                              with current income as  diversified portfolio of equity securities,
Inc.                                                            a secondary goal        including securities convertible into common
                                                                                        stock.
                   Franklin High Income            High-Yield   High current income     Invests primarily to predominantly in debt
                   Securities Fund                   Bonds      with capital            securities offering high yield and expected
                                                                appreciation as a       total return.
                                                                secondary goal
                   Franklin Income Securities      Specialty    Maximize income while   Normally invests in debt and equity
                   Fund                                         maintaining prospects   securities, including corporate, foreign and
                                                                for capital             U.S. Treasury bonds and stocks with dividend
                                                                appreciation            yields the manager believes are attractive.
                   Franklin Large Cap Growth      Large Growth  Capital appreciation    At least 80% of net assets in investments of
                   Securities Fund                                                      large capitalization companies, and normally
                                                                                        invests predominantly in equity securities.
Managed by         Franklin Rising Dividends        Mid Cap     Long-term capital       At least 80% of net assets in investments of
Franklin Advisory  Securities Fund                              appreciation with       companies that have paid rising dividends,
Services, LLC                                                   preservation of capital and normally invests predominantly in equity
                                                                as an important         securities.
                                                                consideration
Managed by         Franklin Small-Mid Cap Growth    Mid Cap     Long-term capital       At least 80% of net assets in investments of
Franklin           Securities Fund                              growth                  small capitalization and mid capitalization
Advisers, Inc.                                                                          companies and normally invests
                                                                                        predominantely in equity securities.



       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

                                       23


Managed by         Franklin Small Cap Value        Small Cap    Long term total return  At least 80% of net assets in investments of
Franklin Advisory  Securities Fund                                                      small capitalization companies and normally
Services, LLC                                                                           invests predominantly in equity securities.
Administered by    Franklin Templeton VIP            Model      Capital appreciation    Invests equal portions in Class 1 shares of
Franklin Templeton Founding Funds Allocation       Portfolio    with income as a        the Franklin Income Securities Fund, Mutual
Services, LLC      Fund                             (Fund of    secondary goal.         Shares Securities Fund, and Templeton Growth
                                                     Funds)                             Securities Fund.
Managed by         Franklin U.S. Government Fund   Short-Term   Income                  At least 80% of its net assets in U.S.
Franklin Advisers,                                   Bonds                              government securities and normally invests
Inc.                                                                                    primarily in fixed and variable rate
                                                                                        mortgage-backed securities.
                   Franklin Zero Coupon Fund     Intermediate-  As high an investment   Normally invests at least 80% of its net
                   2010                            Term Bonds   return as is consistent assets in zero coupon debt securities. The
                                                                with capital            fund will mature in December of 2010 and
                                                                preservation            will then no longer be available as an
                                                                                        Investment Option under the Contract. For
                                                                                        additional information regarding the
                                                                                        maturity of the fund, please see the
                                                                                        Franklin Zero Coupon Fund prospectus.
Managed by         Mutual Global Discovery       International  Capital appreciation    Invests primarily in U.S. and foreign equity
Franklin Mutual    Securities Fund                   Equity                             securities that the manager believes are
Advisers,                                                                               undervalued. The fund also invests, to a
LLC/Franklin                                                                            lesser extent, in risk arbitrage securities
Templeton                                                                               and distressed companies.
Investment
Management Limited
Managed by         Mutual Shares Securities Fund  Large Value   Capital appreciation,   Invests primarily in U.S. and foreign equity
Franklin Mutual                                                 with income as a        securities that the manager believes are
Advisers, LLC                                                   secondary goal          undervalued. The fund also invests, to a
                                                                                        lesser extent, in risk arbitrage securities
                                                                                        and distressed companies.
Managed by         Templeton Foreign Securities  International  Long-term capital       Normally invests at least 80% of net assets
Templeton          Fund                              Equity     growth                  in investments of issuers located outside
Investment                                                                              the U.S., including those in emerging
Counsel, LLC                                                                            markets, and normally invests predominantly
                                                                                        in equity securities.
Managed by         Templeton Global Bond         Intermediate-  High current income,    Normally invests at least 80% of its net
Franklin Advisers, Securities Fund                 Term Bonds   consisent with          assets in bonds, which include debt
Inc.                                                            preservation of         securities of any maturity, such as bonds,
                                                                capital, with capital   notes, bills and debentures. The fund may
                                                                appreciation as a       invest a portion of its total assets in
                                                                secondary consideration bonds rated below investment grade and a significant portion of its assets in foreign
                                                                                        securities.
Managed by         Templeton Growth Securities   International  Long-term capital       Normally invests primarily in equity
Templeton Global   Fund                              Equity     growth                  securities of companies located anywhere in
Advisors                                                                                the world, including those in the U.S. and
Limited/Templeton                                                                       in emerging markets.
Asset Management
Ltd.


FUND OF FUNDS
Managed by Allianz
Investment
Management LLC
                   AZL Fusion Balanced Fund        A "Fund of   Long-term capital       Allocation among the underlying investments,
                                                  Funds" Model  appreciation with       to achieve a range generally from 40% to 60%
                                                   Portfolio    preservation of capital of assets in equity funds with the remaining
                                                                as an important         balance invested in fixed income funds.
                                                                consideration
                   AZL Fusion Growth Fund          A "Fund of   Long-term capital       Allocation among the underlying investments,
                                                  Funds" Model  appreciation            to achieve a range generally from 70% to 90%
                                                   Portfolio                            of assets in equity funds with the remaining
                                                                                        balance invested in fixed income funds.
                   AZL Fusion Moderate Fund        A "Fund of   Long-term capital       Allocation among the underlying investments,
                                                  Funds" Model  appreciation            to achieve a range generally from 55% to 75%
                                                   Portfolio                            of assets in equity funds with the remaining
                                                                                        balance invested in fixed income funds.


JENNISON
Managed by Allianz AZL Jennison 20/20 Focus Fund  Large Blend   Long-term growth of     At least 80% of its total assets in
Investment                                                      capital                 approximately 40 (which may range up to 45)
Management                                                                              equity and equity-related securities of
LLC/Jennison                                                                            companies that the subadviser believes have
Associates LLC                                                                          strong capital appreciation potential.

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

                                       24

J.P. MORGAN
Managed by Allianz AZL JPMorgan Large Cap Equity  Large Blend   Long-term growth of     Invests at least 80% of its net assets, plus
Investment         Fund                                         capital                 any borrowings for investment purposes,
Management                                                                              primarily in equity securities of large- and
LLC/J.P. Morgan                                                                         medium-capitalization U.S. companies.
Investment
Management, Inc.
                   AZL JPMorgan U.S. Equity Fund  Large Blend   High total return       Invests at least 80% of its net assets, plus
                                                                                        any borrowings for investment purposes,
                                                                                        primarily in equity securities of large- and
                                                                                        medium-capitalization U.S. companies.
NICHOLAS-APPLEGATE
Managed by Allianz AZL NACM International Fund   International  Maximum long-term       At least 80% of its net assets in securities
Investment                                           Equity     capital appreciation    of companies in developed countries located
Management                                                                              outside the U.S., represented in the Morgan
LLC/Nicholas-                                                                           Stanley Capital International Europe
Applegate Capital                                                                       Australasia Far East (MSCI EAFE) Index.
Management, LLC


OPPENHEIMER CAPITAL
Managed by Allianz
Investment
Management LLC/
Oppenheimer
Capital LLC
                   AZL OCC Opportunity Fund        Small Cap    Capital appreciation    At least 65% of its assets in common stocks
                                                                                        of "growth" companies with market
                                                                                        capitalizations of less than $2 billion at
                                                                                        the time of investment.
Managed by Allianz OpCap Mid Cap Portfolio          Mid Cap     Long-term capital       Invests at least 80% of its net assets in
Global Investors                                                appreciation            equity securities of companies with market
Fund Management                                                                         capitalizations between $500 million and $15
LLC                                                                                     billion at the time of purchase that the
                                                                                        adviser believes are undervalued in the
                                                                                        marketplace.


OPPENHEIMERFUNDS
Managed by Allianz AZL Oppenheimer Global Fund   International  Capital appreciation    Invests mainly in common stocks of mid and
Investment                                           Equity                             large-cap companies in the U.S. and foreign
Management LLC/                                                                         countries, including countries with
OppenheimerFunds,                                                                       developed and emerging markets.
Inc.
                   AZL Oppenheimer International International  Long-term capital       Common stocks of growth companies that are
                   Growth Fund                       Equity     appreciation            domiciled outside the U.S. or have their
                                                                                        primary operations outside the U.S.,
                                                                                        including companies in emerging markets.
Managed by         Oppenheimer Global Securities International  Long-term capital       Invests mainly in common stocks of U.S. and
OppenheimerFunds,  Fund/VA                           Equity     appreciation            foreign issuers, currently with an emphasis
Inc.                                                                                    in developed markets.
                   Oppenheimer High Income         High-Yield   High level of current   Invests mainly in a variety of high-yield
                   Fund/VA                           Bonds      income                  fixed-income securities of domestic and
                                                                                        foreign issuers with at least 65% of total
                                                                                        assets in high-yield, lower-grade fixed
                                                                                        income securities commonly known as "junk"
                                                                                        bonds.
                   Oppenheimer Main Street        Large Blend   High total return       Invests mainly in common stocks of U.S.
                   Fund[{R}]/VA                    (which includes growth  companies of different capitalization
                                                                in the value of its     ranges, presently focusing on large-
                                                                shares as well as       capitalization issuers.
                                                                current income)
PIMCO
Managed by Allianz AZL PIMCO Fundamental          Large Blend   Exceed the total return Invests substantially all assets in
Investment         IndexPLUS Total Return Fund                  of the FTSE             derivative instruments based on the Enhanced
Management                                                      RAFI{trademark} 1000    RAFI{trademark} 1000, backed by a portfolio
LLC/Pacific                                                     Index                   of short and intermediate term fixed income
Investment                                                                              instruments.
Management Company
LLC
Managed by Pacific PIMCO VIT All Asset Portfolio   Specialty    Maximum real return     Invests in institutional class shares of the
Investment                                          (Fund of    consistent with         underlying PIMCO Funds and does not invest
Management Company                                   Funds)     preservation of real    directly in stocks or bonds of other
LLC                                                             capital and prudent     issuers.
                                                                investment management
       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

                                       25



                   PIMCO VIT CommodityReal         Specialty    Maximum real return     Invests in commodity linked derivative
                   Return[TM] Strategy Portfolio                consistent with prudent instruments backed by a portfolio of
                                                                investment management   inflation-indexed securities and other fixed
                                                                                        income securities.
                   PIMCO VIT Emerging Markets    Intermediate-  Maximum total return,   At least 80% of its assets in fixed income
                   Bond Portfolio                  Term Bonds   consistent with         instruments of issuers that economically are
                                                                preservation of capital tied to countries with emerging securities and prudent investment  markets.
                                                                management
                   PIMCO VIT Global Bond         Intermediate-  Maximum total return,   At least 80% of its assets in fixed income
                   Portfolio (Unhedged)            Term Bonds   consistent with         instruments of issuers in at least three
                                                                preservation of capital countries (one of which may be the U.S.), and prudent investment  which may be represented by futures
                                                                management              contracts. May invest, without limitation,
                                                                                        in securities of issuers in emerging market
                                                                                        countries.
                   PIMCO VIT High Yield            High-Yield   Maximum total return,   At least 80% of assets in a diversified
                   Portfolio                         Bonds      consistent with         portfolio of high-yield securities ("junk
                                                                preservation of capital bonds") rated below investment grade, but at and prudent investment  least Caa by Moody's or equivalently rated
                                                                management              by S&P or Fitch. May invest up to 20% of
                                                                                        total asets in securities denominated in
                                                                                        foreign currencies.
                   PIMCO VIT Real Return         Intermediate-  Maximum real return,    At least 80% of its net assets in inflation-
                   Portfolio                       Term Bonds   consistent with         indexed bonds of varying maturities issued
                                                                preservation of real    by the U.S. and non-U.S. governments, their
                                                                capital and prudent     agencies or instrumentalities and
                                                                investment management   corporations.
                   PIMCO VIT                      Large Growth  Total return which      Invests substantially in S&P
                   StocksPLUS[{R}]                 exceeds that of the S&P 500[{R}] derivatives, backed by
                   Growth and Income Portfolio                  500[{R}]   a portfolio of fixed income instruments. May
                                                                                        invest in common stocks, options, futures,
                                                                                        options on futures, and swaps.
                                                                                        The fund will be liquidated on or about July
                                                                                        17, 2009 and will then no longer be
                                                                                        available as an Investment Option under the
                                                                                        Contract. For additional information
                                                                                        regarding the liquidation, please see the
                                                                                        PIMCO VIT StocksPLUS Growth and Income
                                                                                        Portfolio prospectus. Any Contract Value
                                                                                        remaining in the Investment Option at the
                                                                                        time the fund is liquidated will be
                                                                                        transferred to the AZL Money Market Fund.
                   PIMCO VIT Total Return        Intermediate-  Maximum total return,   At least 65% of total assets in a
                   Portfolio                       Term Bonds   consistent with         diversified portfolio of fixed income
                                                                preservation of capital instruments of varying maturities, which may and prudent investment  be represented by forwards or derivatives
                                                                management              such as options, futures contracts, or swap
                                                                                        agreements.


PRUDENTIAL
Managed by         SP International Growth       International  Long-term growth of     Invests primarily in equity-related
Prudential         Portfolio                         Equity     capital                 securities of foreign issuers with at least
Investments                                                                             65% of its total assets in common stocks of
LLC/William Blair                                                                       foreign companies operating or based in at
& Company LLC and                                                                       least five different countries.
Marsico Capital
Management LLC
Managed by         SP Strategic Partners Focused  Large Growth  Long-term growth of     At least 65% of total assets in equity and
Prudential         Growth Portfolio                             capital                 equity-related securities of U.S. companies
Investments                                                                             that the adviser believes to have strong
LLC/Jennison                                                                            capital appreciation potential.
Associates LLC and
AllianceBernstein
L.P.

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

                                       26

SCHRODER
Managed by Allianz AZL Schroder Emerging Markets   Specialty    Capital appreciation    Invests at least 80% of its net assets in
Investment         Equity Fund                                                          equity securities of companies that the
Management                                                                              subadviser believes to be "emerging market"
LLC/Schroder                                                                            issuers. May invest remainder of assets in
Investment                                                                              securities of issuers located anywhere in
Management North                                                                        the world.
America Inc.
                   AZL Schroder International    International  Long-term capital       At least 80% of net assets in equity
                   Small Cap Fund                    Equity     appreciation            securities of small capitalization companies
                                                                                        located outside the U.S. (generally with
                                                                                        market capitalizations of $3.5 billion or
                                                                                        less at the time of investment) that it
                                                                                        believes offer the potential for capital
                                                                                        appreciation.
SELIGMAN
Managed by J. & W. Seligman Smaller-Cap Value      Small Cap    Long-term capital       At least 80% of net assets in common stocks
Seligman & Co.     Portfolio                                    appreciation            of "value" companies with smaller market
Incorporated                                                                            capitalizations (up to $3 billion) at the
                                                                                        time of purchase by the portfolio.
TARGETPLUS PORTFOLIOS
Managed by Allianz AZL TargetPLUS Balanced Fund      Model      Long-term capital       Invests primarily in a diversified portfolio
Investment                                         Portfolio    appreciation with       of equity and fixed income securities with
Management                                                      preservation of capital 40% to 60% allocated to the equity portfolio
LLC/First Trust                                                 as an important         and the balance allocated to the fixed
Advisors L.P. and                                               consideration           income portfolio. May invest a significant
Pacific Investment                                                                      portion of its total assets in securities of
Management Company                                                                      non-U.S. companies.
LLC
Managed by Allianz AZL TargetPLUS Equity Fund        Model      Total return            Invests at least 80% of net assets in common
Investment                                         Portfolio                            stocks of companies that are identified by a
Management                                                                              model based on an allocation of 20% of fund
LLC/First Trust                                                                         assets in each of five separate strategies.
Advisors L.P.
Managed by Allianz AZL TargetPLUS Growth Fund        Model      Long-term capital       Invests primarily in a diversified portfolio
Investment                                         Portfolio    appreciation            of equity and fixed income securities with
Management                                                                              70% to 90% allocated to the equity portfolio
LLC/First Trust                                                                         and the balance allocated to the fixed
Advisors L.P. and                                                                       income portfolio. May invest a significant
Pacific Investment                                                                      portion of its total assets in securities of
Management Company                                                                      non-U.S. companies.
LLC
                   AZL TargetPLUS Moderate Fund      Model      Long-term capital       Invests primarily in a diversified portfolio
                                                   Portfolio    appreciation            of equity and fixed income securities with
                                                                                        55% to 75% allocated to the equity portfolio
                                                                                        and the balance allocated to the fixed
                                                                                        income portfolio. May invest a significant
                                                                                        portion of its total assets in securities of
                                                                                        non-U.S. companies.
TURNER
Managed by Allianz AZL Turner Quantitative Small   Small Cap    Long-term growth of     At least 80% of its net assets in common
Investment         Cap Growth Fund                              capital                 stocks and other equity securities of U.S.
Management                                                                              companies with small market capitalizations
LLC/Turner                                                                              that the subadviser believes, based on a
Investment                                                                              quantitative model, have strong earnings
Partners, Inc.                                                                          growth potential. Small capitalization
                                                                                        companies are defined as companies with
                                                                                        market capitalizations, at the time of
                                                                                        purchase, in the range of companies included
                                                                                        in the Russell[ ]2000[{R}]
                                                                                        Growth Index.
VAN KAMPEN
Managed by Allianz AZL Van Kampen Comstock Fund   Large Value   Capital growth and      Invests at least 80% of net assets in common
Investment                                                      income                  stocks with the potential for capital growth
Management LLC/Van                                                                      and income. May invest  up to 25% of total
Kampen Asset                                                                            assets in foreign securities.
Management


       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

                                       27

                   AZL Van Kampen Equity and       Specialty    Highest possible income Invests at least 65% of its total assets in
                   Income Fund                                  consistent with safety  income-producing equity securities and also of principal with long- invests in investment grade quality debt term growth of capital  securities. May invest up to 25% ot total
                                                                as an important         assets in foreign securities, including
                                                                secondary objective     emerging market securities.
                   AZL Van Kampen Global         International  Long term capital       Invests primarily in a portfolio of equity
                   Franchise Fund                    Equity     appreciation            securities of issuers located throughout the
                                                                                        world that it believes have, among other
                                                                                        things, resilient business franchises and
                                                                                        growth potential. Normally invests at least
                                                                                        65% of total assets in securities of issuers
                                                                                        from at least three different countries,
                                                                                        which may include the U.S.
                   AZL Van Kampen Global Real      Specialty    Income and capital      Invests at least 80% of assets in equity
                   Estate Fund                                  appreciation            securities of companies in the real estate
                                                                                        industry located throughout the world,
                                                                                        including real estate investment trusts and
                                                                                        real estate operating companies established
                                                                                        outside the U.S.
                   AZL Van Kampen Growth and      Large Value   Income and long-term    Invests at least 65% of total assets in
                   Income Fund                                  growth of capital       income-producing equity securities,
                                                                                        including common stocks and convertible
                                                                                        securities; also in non-convertible
                                                                                        preferred stocks and debt securities rated
                                                                                        "investment grade." May invest  up to 25% of
                                                                                        total assets in foreign securities,
                                                                                        including emerging market securities.
                   AZL Van Kampen Mid Cap Growth    Mid Cap     Capital growth          At least 80% of net assets in common stocks
                   Fund                                                                 and other equity securities of mid
                                                                                        capitalization growth companies.



Shares of the Investment Options may be offered in connection with certain variable annuity contracts and variable life insurance policies of various insurance companies that may or may not be affiliated with us. Certain Investment Options may also be sold directly to pension and retirement plans that qualify under Section 401 of the Internal Revenue Code. As a result, a material conflict of interest may arise between insurance companies, owners of different types of contracts and retirement plans or their participants. Each Investment Option's Board of Directors will monitor for the existence of any material conflicts, and determine what action, if any, should be taken.

We may enter into certain arrangements under which we, or our affiliate Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services and benefits that we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options or other investment portfolios that are attributable to contracts that we issue or administer. Some advisers may pay us more or less than others. The maximum fee that we currently receive is at the annual rate of 0.25% of the average aggregate amount invested by us in the Investment Options. In addition, our affiliate Allianz Life Financial Services, LLC, may receive Rule 12b-1 fees deducted from certain Investment Option assets attributable to the Contract for providing distribution and support services to some Investment Options. Because 12b-1 fees are paid out of an Investment Option's assets on an ongoing basis, over time they will increase the cost of an investment in the Investment Option.
       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

SUBSTITUTION AND LIMITATION ON FURTHER INVESTMENTS
We may substitute another Investment Option for one of the Investment Options you selected for any reason in our sole discretion. Substitutions may be made with respect to existing investments, the investment of future Purchase Payments, or both. New or substitute Investment Options may have different fees and expenses, and their availability may be limited to certain classes of purchasers. We may limit further investment in, or transfers to, an Investment Option if marketing, tax or investment considerations warrant, or for any reason in our sole discretion. We also may close Investment Options to allocations of Purchase Payments and/or Contract Value, at any time and at our sole discretion. The fund companies that sell shares of the Investment Options to us, pursuant to participation agreements, may terminate those agreements and discontinue offering their shares to us. To the extent required by the Investment Company Act of 1940 or other applicable law, we will not substitute any shares without notice to you and prior approval of the SEC.

TRANSFERS
You can make transfers among the Investment Choices, subject to certain restrictions. Transfers may be subject to a transfer fee. For more information, see section 6, Expenses - Transfer Fee. We currently allow you to make as many transfers each Contract Year as you wish. We may change this practice in the future. This product is not designed for professional market timing organizations, other entities or persons using programmed, large, or frequent transfers, and excessive or inappropriate transfer activity may be restricted.

The following applies to any transfer.
o The minimum amount that you can transfer is $1,000 or the entire amount in the Investment Choice, if less. We waive this requirement if the transfer is made under the dollar cost averaging or flexible rebalancing programs.
o We may choose not to allow you to make transfers during the free look/right-to-examine period.
o Your request for a transfer must clearly state:
  -  which Investment Choices are involved in the transfer; and
  -  how much you wish to transfer.
o After the Income Date, you cannot make a transfer from a fixed Annuity Payment stream to a variable Annuity Payment stream.
o After the Income Date, you can make a transfer from a variable Annuity Payment stream to establish a new fixed Annuity Payment stream.
o Your right to make transfers is subject to modification if we determine, in our sole discretion, that exercise of the right by one or more Owners is, or may be, to the disadvantage of other Owners. For more information, see the "Excessive Trading and Market Timing" discussion in this section.
o Transfer instructions apply equally to the accumulation and annuitization portions of the Contract. You cannot make transfers selectively within different portions of the Contract.
o Transfers of Contract Value between Investment Options will not change the allocation instructions for any future Purchase Payments.

When you make a transfer request, we will process the request based on the Accumulation Unit values and/or Annuity Unit values next determined after receipt of the request in good order at our Service Center. The Accumulation Unit values and Annuity Unit values are normally determined at the end of each Business Day and any transfer request received at or after the end of the current Business Day will receive the next Business Day's Accumulation Unit values and/or Annuity Unit values.

The Investment Options may, in the future, add policies or change existing policies designed to restrict market timing activities. For example, Investment Options may impose restrictions on transfers between Investment Options in an affiliated group of Investment Options if the investment adviser to one or more of the Investment Options determines that the Owner or his or her designee requesting the transfer has engaged, or is engaging in, market timing or other abusive trading activities. In addition, an Investment Option may impose a short-term trading fee on purchases and sales within a specified period. You should review the Investment Options' prospectuses regarding any applicable transfer restrictions and the imposition of any fee to discourage short-term trading. The imposition of these restrictions would occur as a result of Investment Option restrictions and actions taken by the managers of the Investment Options.

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

TELEPHONE AND OTHER ELECTRONIC TRANSFERS
You can request transfers by telephone, fax, or by website at www.allianzlife.com. We may allow you to authorize someone else to request transfers by telephone, fax, or website on your behalf. We will accept instructions from either you or a Joint Owner unless we are instructed otherwise. We will use reasonable procedures to confirm that instructions given to us by telephone or by website are genuine. If we do not use such procedures, we may be liable for any losses due to unauthorized or fraudulent instructions. We record all telephone instructions and log all website instructions. We reserve the right to deny any transfer request submitted by telephone, website, or by fax, and to discontinue or modify the telephone, fax and/or website transfer privileges at any time and for any reason.

We do not currently accept transfer instructions from you via email or via electronic communications other than by telephone, fax, or by website. This service may be available to you in the future.

When you make a transfer request by telephone, fax, or by website, we will process the request based on the Accumulation Unit values next determined after receipt of the request at our Service Center. If you or your authorized representative have not given instructions to a Service Center representative before the end of the Business Day, even if due to our delay in answering your call or a delay caused by our telephone, fax and/or computer system, we will consider the request to be received at or after the end of the current Business Day and the request will receive the next Business Day's Accumulation Unit values.

Please note that telephone, fax and/or the website may not always be available. Any telephone, fax and/or computer system, whether it is ours, yours, your service provider's, or your registered representative's, can experience outages or slowdowns for a variety of reasons. These outages or slowdowns may delay or prevent our processing of your request.

Although we have taken precautions to help our systems handle heavy use, we cannot promise complete reliability under all circumstances. If you are experiencing problems, you should make your transfer by writing to our Service Center.

By authorizing transfers by telephone or website, you authorize us to accept and act upon such instructions for transfers involving your Contract. There are risks associated with telephone and website transactions that do not occur if a written request is submitted. Anyone authorizing or making such requests bears those risks. You should protect your website password, because the website is available to anyone who provides your password; we will not be able to verify that the person providing electronic transfer instructions via the website is you or is authorized by you.

EXCESSIVE TRADING AND MARKET TIMING
We may restrict or modify your right to make transfers to prevent any use that we consider to be part of a market timing program.

Frequent transfers, programmed transfers, transfers into and then out of an Investment Choice in a short period of time, and transfers of large amounts at one time (collectively referred to as "potentially disruptive trading") may have harmful effects for other Owners, Annuitants and Beneficiaries. These risks and harmful effects include the following.
o Dilution of the interests of long-term investors in an Investment
  Choice, if market timers or others transfer into the Investment Choice at prices that are below their true value or transfer out of the Investment Choice at prices that are higher than their true value.
o An adverse effect on portfolio management, such as causing the Investment Choice to maintain a higher level of cash than would otherwise be the case, or causing the Investment Choice to liquidate investments prematurely.
o Increased brokerage and administrative expenses.

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

In order to attempt to protect our Owners and the Investment Choices from potentially disruptive trading, we have adopted certain excessive trading and market timing policies and procedures. Under our excessive trading and market timing policy, we could modify your transfer privileges for some or all of the Investment Choices. Unless prohibited by the terms of the Contract or applicable state law, the modifications we may apply include (but are not limited to) the following.
o Limiting the frequency of transfers (for example, prohibit more than one transfer a week, or more than two a month, etc.).
o Restricting the method of making a transfer (for example, requiring that all transfers be sent by first class U.S. mail and rescinding the telephone, fax or website transfer privileges).
o Requiring a minimum time period between each transfer into or out of a particular Investment Choice. Our current policy, which is subject to change without notice, prohibits "round trips" with Investment Choices, other than the AZL Money Market Fund and the AZL FusionPortfolios, within 14 calendar days. Round trips are transfers into and back out of a particular Investment Choice, or transfers out of and back into a particular Investment Choice.
o Not accepting transfer requests made on your behalf by an asset allocation and/or market timing service.
o Limiting the dollar amount of any Purchase Payment or transfer request allocated to any Investment Choice at any one time.
o Imposing redemption fees on short-term trading (or implementing and administering redemption fees imposed by one or more of the Investment Options).
o Prohibiting transfers into specific Investment Choices.
o Imposing other limitations or restrictions.

We also reserve the right to reject any specific Purchase Payment allocation or transfer request from any person if in the investment adviser's, subadviser's or our judgment, an Investment Choice may be unable to invest effectively in accordance with its investment objectives and policies.

Currently, we attempt to DETER disruptive trading as follows. If a transfer(s) is/are identified as potentially disruptive trading, we may (but are not required to) send a warning letter. If the conduct continues and we determine that it constitutes disruptive trading, we will also impose transfer restrictions. Transfer restrictions may include refusing to take orders by fax, telephone or website and requiring the submission of all transfer requests via first-class U.S. mail. We do not enter into agreements permitting market timing and would not permit activities determined to be disruptive trading to continue. We also reserve the right to impose transfer restrictions on a Contract if we determine, in our sole discretion, that the transfers are disadvantageous to other Owners. We will notify the Owner in writing if we impose transfer restrictions on the Owner.

We do not include automatic transfers made under any programs we provide, or automatic transfers made under any of the Contract features, when applying our market timing policy.

We have adopted these policies and procedures as a preventative measure to protect all Owners from the potential effects of disruptive trading, while also abiding by the Owners' legitimate interest in diversifying their investment and making periodic asset re-allocations based upon their personal situations or overall market conditions. We attempt to protect the Owners' interests in making legitimate transfers by providing reasonable and convenient methods of making transfers that do not harm other Owners.

We may make exceptions when imposing transfer restrictions if we determine a transfer is appropriate, although it may technically violate our policies and procedures that are discussed above. In determining whether a transfer is appropriate, we may, but are not required to, take into consideration the relative size of a transaction, whether the transaction was purely a defensive transfer into the AZL Money Market Fund, and whether the transaction involved an error or similar event. We may also reinstate telephone, fax or website transfer privileges after we have revoked them, but we will not reinstate these privileges if we have reason to believe that they might be used for disruptive trading purposes in the future.

We cannot guarantee the following.
o Our monitoring will be 100% successful in detecting all potentially disruptive trading activity.
o Revoking telephone, fax or website transfer privileges will successfully deter all potentially disruptive trading.

In addition, certain of the Investment Options are available to insurance companies other than us and we do not know whether those other insurance companies have adopted policies and procedures to detect and deter potentially disruptive trading, or what their policies and procedures might be.

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

As a result of the fact that we may not be completely successful at detecting and preventing market timing activities, and other insurance companies that offer the Investment Options may not have adopted adequate market timing procedures, there is some risk that market timing activity may occur and negatively affect other Owners.

We may, without prior notice to any party, take whatever action we deem appropriate to comply with or take advantage of any state or federal regulatory requirement. In addition, orders for the purchase of an Investment Choice's shares are subject to acceptance by that Investment Choice. We reserve the right to reject, without prior notice, any transfer request into an Investment Choice or allocation of a Purchase Payment to an Investment Choice if the order to purchase the Investment Choice's shares is not accepted for any reason. We have entered into agreements required under SEC Rule 22c-2 (Rule 22c-2 agreements) whereby, upon request by an underlying fund or its designee, we are required to provide the underlying fund with information about you and your trading activities into or out of one or more Investment Options. This information will be provided to the underlying fund or its designee. Under the terms of the Rule 22c-2 agreements, we are required to: (1) provide details concerning every purchase, redemption, transfer, or exchange of Investment Options during a specified period; and (2) restrict your trading activity if the party receiving the information so requests. Under certain Rule 22c-2 agreements, if we fail to comply with a request to restrict trading activity, the underlying fund or its designee may refuse to accept transfers from us until we comply.

We retain some discretion in determining what actions constitute potentially disruptive trading and in determining when and how to impose trading restrictions. Therefore, persons engaging in potentially disruptive trading may be subjected to some uncertainty as to when and in what form trading restrictions may be applied, and persons not engaging in potentially disruptive trading may not know precisely what actions will be taken against a person engaging in potentially disruptive trading. For example, if we determine a person is engaging in potentially disruptive trading, we may revoke that person's telephone, fax or website transfer privileges and require all future requests to be sent by first class U.S. mail. In the alternative, if the disruptive trading affects only a single Investment Choice, we may prohibit transfers into or allocations of Purchase Payments to that Investment Choice. We will notify the person or entity making the potentially disruptive trade when we revoke any transfer privileges.

The retention of some level of discretion by us may result in disparate treatment among persons engaging in potentially disruptive trading, and it is possible that some persons could experience adverse consequences if other persons are able to engage in practices that may constitute disruptive trading, and that result in negative effects.

DOLLAR COST AVERAGING (DCA) PROGRAM
The DCA program allows you to systematically transfer a set amount of money each month or quarter from any one Investment Choice to other Investment Options. The Investment Option you transfer from may not be the Investment Option you transfer to in this program. You cannot dollar cost average to a general account Investment Choice. The only general account Investment Choice that you can dollar cost average from is the DCA Fixed Option. By allocating amounts on a regularly scheduled basis, as opposed to allocating the total amount at one particular time, you may be less susceptible to the impact of market fluctuations. You may only participate in this program during the Accumulation Phase.

There may be two DCA options available to you. The first option is the DCA Fixed Option. It is only available for a period of either six or 12 months for both initial and additional Purchase Payments. Under the DCA Fixed Option, you will receive a fixed interest rate guaranteed for the period by us. THE DCA FIXED OPTION IS NOT AVAILABLE TO YOU IF YOU SELECT A GUARANTEED BENEFIT PACKAGE.

The second option is the Standard DCA Option. It requires a $1,500 minimum allocation and participation for at least six months. Only the Investment Options are available with this option.

All DCA transfers will be made on the tenth day of the month or the next Business Day if the tenth is not a Business Day. You can elect either program by properly completing the DCA form provided by us.

Your participation in the program will end when any of the following occurs.
o The number of desired transfers has been made.
o You do not have enough money in the Investment Choices to make the transfer (if less money is available, that amount will be dollar cost averaged and the program will end).
o You request to terminate the program (your request must be received at our Service Center by the first of the month to terminate that month).
o Contract termination.

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

If you participate in the DCA program, there are no fees for the transfers made under this program, we do not currently count these transfers against the free transfers that we allow, and you will not be charged additional fees for participating in or terminating from this program. We reserve the right to discontinue or modify the DCA program at any time and for any reason.

FLEXIBLE REBALANCING
You can choose to have us rebalance your account. Once your money has been invested, the performance of the Investment Options may cause your chosen allocation to shift. Flexible rebalancing is designed to help you maintain your specified allocation mix among the different Investment Options. The general account Investment Choices are not part of the flexible rebalancing program. You can direct us to automatically readjust your balance in the Investment Options on a quarterly, semi-annual or annual basis to return to your selected Investment Option allocations. Flexible rebalancing transfers will be made on the 20th day of the month or the previous Business Day if the 20th is not a Business Day. If you participate in the flexible rebalancing program, there are no fees for the transfers made under this program, we do not currently count these transfers against any free transfers that we allow, and you will not be charged additional fees for participating in or terminating from this program. We reserve the right to discontinue or modify the flexible rebalancing program at any time and for any reason. To participate in this program, your request must be received in good order at our Service Center by the eighth of the month so that we may rebalance your account on the 20th of the month. To terminate your participation in this program, your request must also be received at our Service Center by the eighth of the month to terminate that month.

FINANCIAL ADVISERS - ASSET ALLOCATION PROGRAMS
If you have or establish a relationship with a personal financial adviser and the advisory agreement provides that you will pay all or a portion of your adviser's fees out of the Contract, we will, pursuant to written instructions from you in a form acceptable to us, make a partial withdrawal of the Contract Value to pay for the services of the financial adviser. We will treat any fee that is withdrawn as a withdrawal under the terms of this Contract. If the Contract is Non-Qualified, the withdrawal will be treated like any other distribution; it may be included in your gross income for federal tax purposes and, if any Owner is under age 59 1/2, it may be subject to a 10% federal penalty tax. If the Contract is Qualified, the withdrawal for the payment of fees may not be treated as a taxable distribution if certain conditions are met. You should consult a tax adviser regarding the tax treatment of the payment of financial adviser fees from your Contract.

We do not set the amount of the fees charged or receive any portion of the fees from your adviser. Any fee that is charged by your adviser is in addition to the fees and expenses that apply under your Contract. We are not party to the agreement you have with your adviser. You should ask your adviser for any details about the compensation he or she receives in connection with your Contract.

Please note that the adviser you engage to provide advice and/or to make transfers for you is not acting on our behalf, but is acting on your behalf. We do not review or approve the actions of any adviser, and do not assume any responsibility for these actions. However, we do reserve the right to request and review prior transaction history of any adviser prior to granting your request to allow the adviser to act on your behalf. If, in our sole discretion, we believe the adviser's trading history indicates a pattern of excessive trading, we reserve the right to deny that adviser trading authority. If an adviser is granted trading authority, that adviser is subject to the same limitations applicable to Owners as stated above.

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

VOTING PRIVILEGES
We are the legal owner of the Investment Option shares. However, when an Investment Option solicits proxies in conjunction with a shareholder vote that affects your investment, we will obtain from you and other affected Owners instructions as to how to vote those shares. When we receive those instructions, we will vote all of the shares we own including any shares that we own on our own behalf, in proportion to those instructions. Because of this proportional voting and because many Owners do not respond to our request for them to provide us with voting instructions, a small number of Owners may determine the outcome of the vote. Should we determine that we are no longer required to obtain your voting instructions, we will vote the shares in our own right. Only Owners have voting privileges under the Contract. Annuitants, Beneficiaries, Payees and other persons have no voting privileges unless they are also Owners.

We determine your voting interest in an Investment Option as follows.
o You are permitted to cast votes based on the dollar value of the Investment Option's shares that we hold for your Contract in the corresponding subaccount. We calculate this value based on the number of Accumulation/Annuity Units allocated to your Contract on the record date and the value of each unit on that date. We count fractional votes.
o We will determine the number of shares that you can vote.
o You will receive any proxy materials and a form to give us voting instructions as well as periodic reports relating to the Investment Options in which you have an interest.


5. OUR GENERAL ACCOUNT
Our general account consists of all of our assets other than those in our separate accounts. We have complete ownership of all assets in our general account and we use these assets to support our insurance and annuity obligations other than those funded by our separate accounts. These assets are subject to our general liabilities from business operations. It is possible for assets invested in our general account to lose value. Subject to applicable law, we have sole discretion over the investment of the assets of our general account.

We have not registered our general account as an investment company under the Investment Company Act of 1940, nor have we registered interests in our general account under the Securities Act of 1933. As a result, the SEC has not reviewed the disclosures in this prospectus relating to our general account.

Currently, we only offer a DCA Fixed Option as an Investment Choice under our general account during the Accumulation Phase. Any amounts you allocate to this Investment Choice under our general account become part of our general account. Additionally, any amounts that you allocate to provide fixed Annuity Payments during the Annuity Phase become part of our general account.

THE GENERAL ACCOUNT INVESTMENT CHOICES ARE NOT AVAILABLE TO YOU DURING THE ACCUMULATION PHASE IF YOU SELECT A GUARANTEED BENEFIT PACKAGE.

We may change the terms of the general account Investment Choices in the future. Please contact us for the most current terms.

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

6. EXPENSES
There are charges and other expenses associated with the Contract that will reduce your investment return. These charges and expenses are described in detail in this section.

SEPARATE ACCOUNT ANNUAL EXPENSES
Each Business Day during the Accumulation and Annuity Phases, we make a deduction from your Separate Account assets for the mortality and expense risk (M&E) charges and the administrative charge (together they are called the Separate Account annual expenses). We do this as part of our calculation of the value of the Accumulation and Annuity Units. The charges are an annualized rate that is realized on a daily basis as a percentage of the net asset value of an Investment Option. The amount of the M&E charge during the Accumulation Phase depends on the benefit options that apply. The annual administrative charge is equal to 0.15% during both phases of your Contract. During the Accumulation Phase, the Separate Account annual expenses are as follows:

                         NO GBP              TRADITIONAL GBP          ENHANCED GBP
                 M&E CHARGE ADMIN.       M&E CHARGE ADMIN.       M&E CHARGE ADMIN.
                            CHARGE TOTAL            CHARGE TOTAL            CHARGE TOTAL
TRADITIONAL GMDB   1.50%    0.15%  1.65%   1.70%    0.15%  1.85%   2.20%    0.15%  2.35%
ENHANCED GMDB      1.70%    0.15%  1.85%   1.85%    0.15%  2.00%   2.35%    0.15%  2.50%

The Traditional GBP consists of:
o The Traditional GMIB, and
o The Traditional GPWB.

The Enhanced GBP consists of:
o The Enhanced GMIB, and
o The Enhanced GPWB.

If you exercise the GPWB, the increased expenses associated with the GBP will continue until the GPWB endorsement terminates and the increased expenses associated with the Enhanced GMDB (if applicable) will continue as long as the Enhanced GMDB value is greater than zero.

During the Annuity Phase, if you request variable Traditional Annuity Payments, the Separate Account annual expense is equal, on an annual basis, to 1.65%. Because the Contract allows Partial Annuitization, it is possible for one portion of the Contract to be in the Accumulation Phase and other portions will be in the Annuity Phase at the same time. It is also possible to have different M&E charges on different portions of the Contract at the same time if you request a variable traditional Partial Annuitization.

MORTALITY AND EXPENSE RISK (M&E) CHARGES
These charges compensate us for all the insurance benefits provided by your Contract, for example:
o our contractual obligation to make Annuity Payments,
o the death, income, and withdrawal benefits under the Contract,
o certain expenses related to the Contract, and
o for assuming the risk (expense risk) that the current charges will be insufficient in the future to cover the cost of administering the Contract.

If the M&E charges are sufficient to cover such costs and risks, any excess will be profit to us. We anticipate making such a profit, and using it to cover distribution expenses as well as the cost of providing certain features under the Contract.

ADMINISTRATIVE CHARGE
This charge is equal to 0.15% of the average daily assets invested in a subaccount on an annual basis. We deduct this charge during both the Accumulation and Annuity Phases. This charge, together with the contract maintenance charge (which is explained next), is for all the expenses associated with the administration and maintenance of the Contracts.

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

CONTRACT MAINTENANCE CHARGE
We deduct $30 from the Contract annually as a contract maintenance charge during the Accumulation and Annuity Phases. The charge is for the expenses associated with the administration and maintenance of the Contract. We deduct this charge on the last day of each Contract Year and we deduct it proportionately from the Investment Choices as set out in your Contract. During the Annuity Phase, we will collect a portion of the charge out of each Annuity Payment. This charge cannot be increased.

During the Accumulation Phase, we will not deduct this charge if the Contract Value is at least $50,000 at the time we are to deduct the charge. If you own more than one Contract offered under this prospectus, we will determine the total value of all your Contracts. If the total value of all Contracts registered under the same social security number is at least $50,000, we will not assess the contract maintenance charge. We also will waive this charge during the Annuity Phase if the Contract Value on the Income Date is at least $50,000. If you take a full withdrawal from your Contract (other than on a Contract Anniversary), we will deduct the full contract maintenance charge.

If the Contract is owned by a non-individual (for example, a qualified plan or trust), we will look to the Annuitant to determine if we will assess the charge.

WITHDRAWAL CHARGE
You can take withdrawals from the portion of the Contract that is in the Accumulation Phase. A withdrawal charge applies if all or part of the amount withdrawn is from Purchase Payments we received within seven complete years before the withdrawal. The withdrawal charge compensates us for expenses associated with selling the Contract. We do not assess the withdrawal charge on: amounts deducted to pay the contract maintenance charge, Annuity Payments (including GMIB Payments), GPWB Payments, death benefits, withdrawals taken under the waiver of withdrawal charge benefit, or amounts paid as part of a required minimum distribution payment under our minimum distribution program. (For more information, see section 8, Access to Your Money - Waiver of Withdrawal Charge Benefits and The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments.) In the Contract or marketing materials, the withdrawal charge may also be referred to as the surrender charge or contingent deferred sales charge (CDSC) and withdrawals may be referred to as surrenders.

The total amount under your Contract that is subject to a withdrawal charge is the Withdrawal Charge Basis. The Withdrawal Charge Basis is equal to the lesser of: a) total Purchase Payments, less any Purchase Payments withdrawn that were subject to a withdrawal charge; or b) the Contract Value less any amounts currently available under the partial withdrawal privilege. Amounts applied to Partial Annuitizations will reduce each Purchase Payment proportionately by the percentage of Contract Value you annuitize. We do not reduce the Withdrawal Charge Basis for the deduction of the contract maintenance charge. We do not reduce the Withdrawal Charge Basis for any of the following penalty-free withdrawals: GPWB Payments, withdrawals under the waiver of withdrawal charge benefit, and any amounts paid as part of a required minimum distribution. We also do not adjust the Withdrawal Charge Basis for any withdrawal charges, or any gains or losses on your Investment Options. For more information, please see the examples in Appendix E.

For purposes of calculating any withdrawal charge, we withdraw Purchase Payments on a "first-in-first-out" (FIFO) basis and we make withdrawals from your Contract in the following order.
1.First, we withdraw any Purchase Payments that are beyond the withdrawal charge period shown in your Contract (for example, Purchase Payments that we have had for seven or more complete years). We do not assess a withdrawal charge on these Purchase Payments.
2.Then, we withdraw any Purchase Payments that are under the partial withdrawal privilege and we do not assess a withdrawal charge. However, the partial withdrawal privilege is not available if you are taking a full withdrawal. For more information, see section 8, Access to Your Money - Partial Withdrawal Privilege.
3.Next, on a FIFO basis, we withdraw Purchase Payments that are within the withdrawal charge period shown in your Contract. We do assess a withdrawal charge on these Purchase Payments, but we withdraw them on a FIFO basis, which may help reduce the total withdrawal charge you will pay because the withdrawal charge declines over time. We determine your total withdrawal charge by multiplying each of these payments by the applicable withdrawal charge percentage and then totaling the charges.
4.Finally, we withdraw any Contract earnings. We do not assess a withdrawal charge on Contract earnings.

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

We keep track of each Purchase Payment we receive. The amount of the withdrawal charge depends upon the length of time since we received your Purchase Payment. The charge as a percentage of each Purchase Payment withdrawn is as follows.

 NUMBER OF COMPLETE YEARS SINCE WE RECEIVED YOUR PURCHASE PAYMENT CHARGE
                                0                                   6%
                                1                                   6%
                                2                                   6%
                                3                                   5%
                                4                                   4%
                                5                                   3%
                                6                                   2%
                         7 years or more                            0%

After we have had a Purchase Payment for seven complete years, there is no charge when you withdraw that Purchase Payment.

We calculate the withdrawal charge at the time of each withdrawal. For a full withdrawal that is subject to a withdrawal charge, we will deduct the withdrawal charge as a percentage of the Withdrawal Charge Basis from the amount withdrawn. For partial withdrawals, we deduct the charge from the remaining Contract Value and we deduct it proportionately from the Investment Choices.

EXAMPLE: You purchase a Contract with an initial Purchase Payment of $30,000 and make another Purchase Payment in the first month of the second Contract Year of $70,000. In the third month of the third Contact Year, your Contract Value is $110,000 and you request a withdrawal of $52,000. We would withdraw money from the Contract Value and compute the withdrawal charge as follows.

1)PURCHASE PAYMENTS THAT ARE BEYOND THE WITHDRAWAL CHARGE PERIOD. All payments are still within the withdrawal charge period so this does not apply.
2)AMOUNTS AVAILABLE UNDER THE PARTIAL WITHDRAWAL PRIVILEGE. You have not taken any other withdrawals this year so you can withdraw up to 15% of the Contract Value as of the date the withdrawal is processed (or $16,500) without incurring a withdrawal charge.
3)PURCHASE PAYMENTS ON A FIFO BASIS. The total amount we deduct from the first Purchase Payment is $30,000, which is subject to a 6% withdrawal charge, and we pay you this entire amount. We determine the withdrawal charge on this amount as follows:

 $30,000  X  0.060  =  $1,800

  Next we determine how much we need to deduct from the second Purchase Payment. So far we have deducted $46,500 ($16,500 under the partial withdrawal privilege and $30,000 from the first Purchase Payment), so we would need to deduct $5,500 from the second Purchase Payment to get you the $52,000 you requested. The second Purchase Payment is also subject to a 6% withdrawal charge. We determine the withdrawal charge on this amount this amount as follows:

 $5,500  X  0.060  =  $330

4)CONTRACT EARNINGS. The withdrawal charges of $2,130 are deducted from contract earnings.

In total we withdrew $54,130 from your Contract, of which you received $52,000 and paid total withdrawal charges of $2,130.

NOTE: WITHDRAWALS MAY HAVE TAX CONSEQUENCES AND, IF TAKEN BEFORE AGE 59 1/2, MAY BE SUBJECT TO A 10% FEDERAL PENALTY TAX. FOR TAX PURPOSES, UNDER NON-QUALIFIED CONTRACTS, WITHDRAWALS ARE CONSIDERED TO HAVE COME FROM THE LAST MONEY YOU PUT INTO THE CONTRACT. THUS, FOR TAX PURPOSES, EARNINGS ARE CONSIDERED TO COME OUT FIRST.

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE
We may reduce or eliminate the amount of the withdrawal charge when the Contract is sold under circumstances that reduce its sales expenses. For example, if there is a large group of individuals that will be purchasing the Contract or if a prospective purchaser already has a relationship with us. We may choose not to deduct a withdrawal charge under a Contract issued to an officer, director, or employee of Allianz Life of New York or any of its affiliates. Also, we may reduce or waive the withdrawal charge when a Contract is sold by a registered representative appointed with Allianz Life of New York to any members of his or her immediate family and the commission is waived. We require our prior approval for any reduction or elimination of the withdrawal charge.

TRANSFER FEE
You can currently make 12 free transfers every Contract Year. If you make more than 12 transfers in a Contract Year, we will deduct a transfer fee of the lesser of $25 or 2% of the amount transferred for each additional transfer. Currently, we deduct this fee only during the Accumulation Phase, but we reserve the right to deduct it during the Annuity Phase. We will deduct the transfer fee from the Investment Choice from which the transfer is made. If you transfer the entire amount in the Investment Choice, then we will deduct the transfer fee from the amount transferred. If you are transferring from multiple Investment Choices, we will treat the transfer as a single transfer and we will deduct any transfer fee proportionately from the Investment Choices if you transfer less than the entire amount that is in the Investment Choice. If the transfer is made under the dollar cost averaging or flexible rebalancing programs, there is no fee for the transfer and the transfer will not currently count against any free transfers we allow.

PREMIUM TAXES
State and other governmental premium taxes are not currently assessed in the state of New York. However, we reserve the right to make a deduction from your Contract Value to reimburse ourselves for premium taxes if the State of New York enacts legislation requiring us to pay premium taxes or if the Owner lives in a state where premium tax is applicable. Where premium taxes apply, it is our current practice not to make deductions from the Contract to reimburse ourselves for the premium taxes that we pay although we reserve the right to make such a deduction in the future. Premium taxes normally range from 0% to 3.5% of the Purchase Payment, depending on the state or governmental entity.

INCOME TAXES
We reserve the right to deduct from the Contract any income taxes that we may incur because of the Contract. Currently, we are not making any such deductions.

INVESTMENT OPTION EXPENSES
There are deductions from the assets of the various Investment Options for operating expenses (including management fees) that are described in the Fee Tables and in the table of annual operating expenses for each Investment Option in Appendix A in this prospectus and in the prospectuses for the Investment Options. These charges apply during the Accumulation and Annuity Phases if you make allocations to the Investment Options. These expenses will reduce the performance of the Investment Options and, therefore, will negatively affect your Contract Value and the amounts available for withdrawals and Annuity Payments. They may also negatively impact the death benefit proceeds. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it.

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

7. TAXES
NOTE: We have prepared the following information on taxes as a general discussion of the subject. The Contract offers flexibility regarding how distributions can be taken. Not all of these distributions (or their attendant tax consequences) are discussed in this section. This information is not intended as tax advice. You should, therefore, consult your own tax adviser about your own circumstances. We have included additional information regarding taxes in the Statement of Additional Information. For more information on the taxation of Annuity Payments made under a Partial Annuitization, see section 2, The Annuity Phase - Partial Annuitization. For more information on the taxation of GMIB Payments, see section 2, The Annuity Phase - Guaranteed Minimum Income Benefits (GMIBs). For more information on the taxation of GPWB Payments, see section 8, Access to Your Money - Guaranteed Partial Withdrawal Benefits
(GPWBs).

ANNUITY CONTRACTS IN GENERAL
Annuity contracts are a means of setting aside money for future needs - usually retirement. Congress recognized how important saving for retirement was and provided special rules in the Internal Revenue Code (Code) for annuities.

These rules generally provide that you will not be taxed on any earnings on the money held in your annuity until you take the money out. This is called tax deferral. There are different rules regarding how you will be taxed, depending upon how you take the money out and whether the annuity is Qualified or Non-Qualified (see the following discussion in this section).

If you do not purchase the Contract under a tax qualified retirement plan, the Contract is referred to as a Non-Qualified Contract. When a Non-Qualified Contract is owned by a non-individual (for example, a corporation or certain other entities other than a trust holding the Contract as an agent for an individual), the Contract will generally not be treated as an annuity for tax purposes. This means that the Contract may not receive the benefits of tax deferral and Contract earnings may be taxed as ordinary income every year.

QUALIFIED CONTRACTS
If you purchase the Contract under a pension or retirement plan that is qualified under the Code, the Contract is referred to as a Qualified Contract. Qualified Contracts are subject to special rules. Adverse tax consequences may result if contributions, distributions, and transactions in connection with the Qualified Contract do not comply with the law.

A Qualified Contract will not provide any necessary or additional tax deferral if it is used to fund a qualified plan that is tax deferred. However, the Contract has features and benefits other than tax deferral that may make it an appropriate investment for a qualified plan. You should consult your tax adviser regarding these features and benefits before purchasing a Qualified Contract.

We may issue the following types of Qualified Contracts.
o Traditional Individual Retirement Annuity. Section 408 of the Code permits eligible individuals to maintain Individual Retirement Annuities
  (IRAs). IRA contributions are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Owner's income. The limit on the amount contributed to an IRA does not apply to distributions from certain other types of qualified plans that are "rolled over" on a tax-deferred basis into an IRA. Purchasers of a Contract for use with IRAs will have the right to revoke their purchase within seven days of the earlier of the establishment of the IRA or their purchase.
o Simplified Employee Pension (SEP) IRA. Employers may establish
  Simplified Employee Pension (SEP) IRAs under Code Section 408(k) to provide IRA contributions on behalf of their employees. In addition to all of the general rules governing IRAs, such plans are subject to additional requirements and different contribution limits.
o Roth IRA. Section 408A of the Code permits certain eligible individuals to contribute to a Roth IRA. Contributions to a Roth IRA are limited each year to the lesser of a dollar amount specified in the Code or 100% of the amount of compensation included in the Owner's income and must be made in cash or as a rollover or transfer from another Roth IRA or other IRA. Distributions from a Roth IRA generally are not taxed until after the total amount distributed from the Roth IRA exceeds the amount contributed to the Roth IRA. After that, income tax and a 10% federal penalty tax may apply to distributions made: (1) before age 59 1/2 (subject to certain exceptions), or (2) during the five tax years starting with the year in which the first contribution is made to any Roth IRA.

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

o TSAs or 403(b) Contracts. Section 403(b) of the Code allows employees of certain Section 501(c)(3) organizations and public schools to exclude from their gross income the purchase payments made, within certain limits, on a contract that will provide an annuity for the employee's retirement. As a result of changes to the regulations regarding 403(b)/TSA contracts which requires information sharing agreements between the financial organization or insurance company and employers sponsoring 403(b)/TSA plans, these plans are no longer offered with this Contract. However, that may change in the future.
o Inherited IRA. The Code permits beneficiaries of investments that were issued under certain tax-qualified pension or retirement plans to directly transfer the death benefit from that investment into a variable annuity contract (Inherited IRA Contract). If we make this Contract available as an Inherited IRA Contract, the beneficiary of the previous tax-qualified investment will become the Owner of the new Inherited IRA Contract. The ownership of the Contract must also reflect the name of the previous deceased owner. The purpose of the Inherited IRA Contract is to allow the Owner to change the investment vehicle to an annuity and receive required minimum distribution withdrawal payments instead of receiving a lump sum death benefit payment. If we make this Contract available as an Inherited IRA Contract, the death benefit proceeds must be directly transferred into this Contract; they cannot be received by the beneficiary and then applied to the Contract. A beneficiary can apply the death benefit proceeds from multiple tax-qualified investments that were owned by the same owner to the purchase of an Inherited IRA Contract. We will not accept any other forms of Purchase Payment on an Inherited IRA Contract.

  We permit you to add enhanced optional benefits to an Inherited IRA Contract. We currently believe this is allowable because enhanced optional benefits can be added to traditional IRA plans. However, the Internal Revenue Service (IRS) has not yet issued any rulings on this issue with respect to Inherited IRA Contracts. Therefore, Owners should discuss this issue with their tax and legal advisers before adding enhanced optional benefits to an Inherited IRA Contract.

QUALIFIED PLANS. A qualified plan is a retirement or pension plan that meets the requirements for tax qualification under the Code. If the Contract is an investment for assets of a qualified plan under Section 401 of the Code, the plan is both the Owner and the Beneficiary. The authorized signatory or plan trustee for the plan must make representations to us that the plan is qualified under the Code on the Issue Date and is intended to continue to be qualified for the entire Accumulation Phase of the Contract, or as long as the qualified plan owns the Contract. The qualified plan may designate a third party administrator to act on its behalf. All tax reporting will be the responsibility of the plan. In the event the qualified plan instructs us to roll the plan assets into an IRA for the Annuitant under this Contract, we will change the qualification type of the Contract to an IRA and make the Annuitant the Owner. The qualified plan will be responsible for any reporting required for the rollover transactions.

MULTIPLE CONTRACTS
Section 72(e)(12) of the Code provides that multiple Non-Qualified deferred annuity contracts that are issued within a calendar year period to the same owner by one company or its affiliates are treated as one annuity contract for purposes of determining the tax consequences of any distribution. Such treatment may result in adverse tax consequences, including more rapid taxation of the distributed amounts from such combination of contracts. For purposes of this rule, contracts received in a Section 1035 exchange will be considered issued in the year of the exchange. You should consult a tax adviser before purchasing more than one Non-Qualified Contract in any calendar year period.

PARTIAL 1035 EXCHANGES
Section 1035 of the Code provides that an annuity contract may be exchanged in a tax-free transaction for another annuity contract. Historically, it was presumed that only the exchange of an entire contract (as opposed to a partial exchange) would be accorded tax-free status. Guidance from the IRS, however, confirmed that the direct transfer of a portion of an annuity contract into another annuity contract can qualify as a non-taxable exchange. IRS guidance provides that this direct transfer can go into an existing annuity contract as well as a new annuity contract. If you perform a partial 1035 exchange, please be aware that no distributions or withdrawals can occur from the old or new annuity contract within12 months of the partial exchange, unless you qualify for an exception to this rule. IRS guidance also provides that certain partial exchanges may not qualify as tax-free exchanges. Therefore, Owners should consult their own tax advisers before entering into a partial exchange of an annuity contract.

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

DISTRIBUTIONS - NON-QUALIFIED CONTRACTS
You, as the Owner, generally will not be taxed on increases in the value of the Contract until an actual or deemed distribution occurs - either as a withdrawal (including, if available, Partial Annuitizations, GPWB Payments and Excess Withdrawals) or as Traditional Annuity Payments or GMIB Payments under a Full Annuitization.

Section 72 of the Code governs treatment of distributions. When a withdrawal from a Non-Qualified Contract occurs, the amount received will generally be treated as ordinary income subject to tax up to an amount equal to the excess (if any) of the Contract Value immediately before the distribution over your investment in the Contract (generally, the Purchase Payments or other consideration paid for the Contract, reduced by any amount previously distributed from the Contract that was not subject to tax) at that time. GPWB Payments and amounts received as a result of a Partial Annuitization are treated as partial withdrawals. If you exercise the GPWB and the GPWB value is greater than the Contract Value, it is possible that the IRS could assert that the amount you receive will be taxable as ordinary income up to an amount equal to the excess of the GPWB value immediately before the withdrawal over your investment in the Contract at that time. In the case of a full withdrawal under a Non-Qualified Contract, the amount received generally will be taxable only to the extent it exceeds your investment in the Contract.

If you take a Full Annuitization, different rules apply. Periodic installments (for example, GMIB Payments) scheduled to be received at regular intervals (for example, monthly) after you take a Full Annuitization should be treated as annuity payments (and not withdrawals) for tax purposes. (In this regard, we intend to make tax reporting on periodic installments scheduled to be received at regular intervals under a Partial Annuitization as annuity payments ONLY after a Contract's entire Contract Value has been applied to Annuity Payments, provided that such installments extend over a period of more than one full year from the time of the Full Annuitization. Due to the lack of guidance on whether this is the appropriate tax treatment for such payments, however, Owners should consult with a tax adviser on this issue.) After a Full Annuitization, a portion of each Annuity Payment may be treated as a partial return of your Purchase Payment and will not be taxed. The remaining portion of the payment will be treated as ordinary income. How the Annuity Payment is divided between taxable and non-taxable portions depends upon the period over which we expect to make the payments. Once we have paid out all of your Purchase Payment(s), the entire Annuity Payment is taxable as ordinary income.

Section 72 of the Code further provides that any amount received under an annuity contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the federal penalty tax. There is an exception to this 10% federal penalty tax for amounts:
1)paid on or after you reach age 59 1/2;
2)paid after you die;
3)paid if you become totally disabled (as that term is defined in Section 72(m)(7) of the Code);
4)paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
5)paid as annuity payments under an immediate annuity; or
6)that come from Purchase Payments made before August 14, 1982.

With respect to (4) above, if the series of substantially equal periodic payments is modified, as permitted by the Code, before the later of your attaining age 59 1/2 or the close of the five year period that began on the Income Date, then the tax for the year of the modification is increased by the 10% federal penalty tax, plus interest, for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun may result in the modification of the series of substantially equal payments and therefore could result in the imposition of the 10% federal penalty tax and interest for the period as described above.

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

DISTRIBUTIONS - QUALIFIED CONTRACTS
Section 72 of the Code governs treatment of distributions from Qualified Contracts. Special rules may apply to withdrawals from certain types of Qualified Contracts, including Roth IRAs. You should consult with your qualified plan sponsor and tax adviser to determine how these rules affect the distribution of your benefits.

Section 72(t) of the Code provides that any amount received under a Qualified Contract, which is included in income, may be subject to a federal penalty tax. The amount of the federal penalty tax is equal to 10% of the amount that is included in income. Some distributions will be exempt from the federal penalty tax. There is an exception to this 10% federal penalty tax for:
1)distributions made on or after the date you (or the Annuitant as applicable) reach age 59 1/2;
2)distributions following your death or disability (or the Annuitant as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code);
3)after separation from service, paid in a series of substantially equal payments made annually (or more frequently) under a lifetime annuity;
4)distributions made to you to the extent such distributions do not exceed the amount allowed as a deduction under Code Section 213 for amounts paid during the tax year for medical care;
5)distributions made on account of an IRS levy upon the Qualified Contract;
6)distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for you (or the Annuitant as applicable) and his or her spouse and dependents if you have received unemployment compensation for at least 12 weeks (this exception will no longer apply after you have been re-employed for at least 60 days);
7)distributions from an IRA made to you, to the extent such distributions do not exceed your qualified higher education expenses (as defined in Section 72(t)(7) of the Code) for the tax year;
8)distributions from an IRA which are qualified first-time homebuyer distributions (as defined in Section 72(t)(8) of the Code);
9)distributions made to an alternate Payee pursuant to a qualified domestic relations order (does not apply to an IRA); and
10)a reservist called to active duty during the period between September 11, 2001 and December 31, 2007, for a period in excess of 179 days (or for an indefinite period), distributions from IRAs or amounts attributable to elective deferrals under a 401(k) plan made during such active period.

The exception stated in (3) above applies to an IRA without the requirement that there be a separation from service. With respect to (3) above, if the series of substantially equal periodic payments is modified as permitted by the Code, before the later of the Annuitant attaining age 59 1/2 or the close of the five year period that began on the Income Date, then the tax for the year of the modification is increased by the 10% federal penalty tax, plus interest for the tax years in which the exception was used. A partial withdrawal taken after a series of substantially equal periodic payments has begun may result in the modification of the series of substantially equal payments and therefore could result in the imposition of the 10% federal penalty tax and interest for the period as described above, unless another exception to the federal penalty tax applies. You should obtain competent tax advice before you take any partial withdrawals from your Contract.

Distributions from a Qualified Contract must commence no later than the required beginning date. For IRAs, the required beginning date is April 1 of the calendar year following the year in which you attain age 70 1/2. Under a qualified plan, the required beginning date is generally April 1 of the calendar year following the later of the calendar year in which you reach age 70 1/2 or retire. Generally, required minimum distributions must be made over a period not exceeding the life or life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated Beneficiary. If the required minimum distributions are not made, a 50% federal penalty tax is imposed as to the amount not distributed. It is unclear whether a partial withdrawal taken after an Income Date will have an adverse impact on the determination of required minimum distributions. If you are attempting to satisfy these rules through partial withdrawals, the present value of future benefits provided under the Contract may need to be included in calculating the amount required to be distributed. If you are receiving Annuity Payments or are age 70 1/2 or older, you should consult with a tax adviser before taking a partial withdrawal.

NOTE: The Worker, Retiree, and Employer Recovery Act of 2008 does not require minimum distributions for 2009 from a qualified retirement plan or IRA for a participant or beneficiary. This relief applies to funds held in deferred annuity contracts, but the relief does not apply to contracts that have been annuitized.
       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

ASSIGNMENTS, PLEDGES AND GRATUITOUS TRANSFERS
Other than in the case of Qualified Contracts (which generally cannot be assigned or pledged), any assignment or pledge of (or agreement to assign or pledge) the Contract Value is treated for federal income tax purposes as a full withdrawal. The investment in the Contract is increased by the amount includible as income with respect to such amount or portion, though it is not affected by any other aspect of the assignment or pledge (including its release). If an Owner transfers a Contract without adequate consideration to a person other than the Owner's spouse (or to a former spouse incidental to divorce), the Owner will be taxed on the difference between his or her Contract Value and the investment in the Contract at the time of transfer and for each subsequent year until the assignment is released. In such case, the transferee's investment in the Contract will be increased to reflect the increase in the transferor's income.

The transfer or assignment of ownership of the Contract, the designation of an Annuitant, the selection of certain Income Dates, or the exchange of the Contract may result in certain other tax consequences that are not discussed here. An Owner contemplating any such transfer, assignment, or exchange should consult a tax adviser as to the tax consequences.

DEATH BENEFITS
Any death benefits paid under the Contract are taxable to the recipient as ordinary income. The rules governing the taxation of payments from an annuity contract generally apply to the payment of death benefits and depend on whether the death benefits are paid as a lump sum or as Annuity Payments. Estate taxes may also apply.

WITHHOLDING
Annuity distributions are generally subject to withholding for the recipient's federal income tax liability. Recipients can, however, generally elect not to have tax withheld from distributions unless they are subject to mandatory state withholding.

"Eligible rollover distributions" from qualified plans are subject to a mandatory federal income tax withholding of 20%. An eligible rollover distribution is any distribution to an employee (or employee's spouse or former spouse as Beneficiary or alternate Payee) from such a plan, except certain distributions such as distributions required by the Code, distributions in a specified annuity form, or hardship distributions. The 20% withholding does not apply, however, to nontaxable distributions or if the employee chooses a "direct rollover" from the Contract plan to a qualified plan, IRA, TSA or 403(b) plan, or to a governmental Section 457 plan that agrees to separately account for rollover contributions.

FEDERAL ESTATE TAXES
While no attempt is being made to discuss the federal estate tax implications of the Contract, an Owner should keep in mind that the value of an annuity contract owned by a decedent and payable to a Beneficiary by virtue of surviving the decedent is included in the decedent's gross estate. Depending on the terms of the annuity contract, the value of the annuity included in the gross estate may be the value of the lump sum payment payable to the designated Beneficiary or the actuarial value of the payments to be received by the Beneficiary. Consult an estate planning adviser for more information.

GENERATION-SKIPPING TRANSFER TAX
Under certain circumstances, the Code may impose a "generation-skipping transfer tax" when all or part of an annuity contract is transferred to, or a death benefit is paid to, an individual two or more generations younger than the Owner. Regulations issued under the Code may require us to deduct the tax from your Contract, or from any applicable payment, and pay it directly to the IRS.

FOREIGN TAX CREDITS
We may benefit from any foreign tax credits attributable to taxes paid by certain funds to foreign jurisdictions to the extent permitted under the federal tax law.

ANNUITY PURCHASES BY NONRESIDENT ALIENS AND FOREIGN CORPORATIONS
The preceding discussion provides general information regarding federal income tax consequences to Owners that are U.S. citizens or residents. Owners that are not U.S. citizens or residents will generally be subject to federal withholding tax on taxable distributions from annuity contracts at a 30% rate, unless a lower treaty rate applies. In addition, Owners may be subject to state and/or municipal taxes and taxes that may be imposed by the Owners' country of citizenship or residence. Prospective purchasers are advised to consult with a qualified tax adviser regarding U.S. state, and foreign taxation with respect to an annuity contract purchase.

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

In Revenue Ruling 2004-75, 2004-31 I.R.B. 109, the IRS announced that income received by residents of Puerto Rico under life insurance policies or annuity contracts issued by a Puerto Rico branch of a United States life insurance company is U.S. source income that is generally subject to United States federal income tax.

POSSIBLE TAX LAW CHANGES
Although the likelihood of legislative or regulatory changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation, regulation or otherwise. Consult a tax adviser with respect to legislative or regulatory developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative or regulatory changes that could otherwise diminish the favorable tax treatment that annuity owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

DIVERSIFICATION
The Code provides that the underlying investments for a Non-Qualified variable annuity must satisfy certain diversification requirements in order to be treated as an annuity contract. We believe that the Investment Options are being managed so as to comply with the requirements.

In some circumstances, owners of variable annuities who retain excessive control over the investment of the underlying separate account assets may be treated as the owners of those assets and may be subject to tax on income produced by those assets. Although published guidance in this area does not address certain aspects of the policies, we believe that the Owner should not be treated as the owner of the Separate Account assets. We reserve the right to modify the Contract to bring it into conformity with applicable standards should such modification be necessary to prevent Owners from being treated as the owners of the underlying Separate Account assets.

REQUIRED DISTRIBUTIONS
Section 72(s) of the Code requires that, to be treated as an annuity contract for federal income tax purposes, a Non-Qualified Contract must contain certain provisions specifying how amounts will be distributed in the event of the death of an Owner of the Contract. Specifically, Section 72(s) requires that: (a) if any Owner dies on or after you take a Full Annuitization, but before the time the entire interest in the Contract has been distributed, the entire interest in the Contract must be distributed at least as rapidly as under the method of distribution being used as of the date of the Owner's death; and (b) if any Owner dies before you take a Full Annuitization, the entire interest in the Contract must be distributed within five years after the date of the Owner's death. These requirements will be considered satisfied as to any portion of an Owner's interest that is payable to or for the benefit of a designated Beneficiary and that is distributed over the life of such designated Beneficiary, or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner.

Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. When such requirements are clarified by regulation or otherwise, we intend to review such provisions and modify them, as necessary, to assure that they comply with the applicable requirements.

Other rules may apply to Qualified Contracts.


8. ACCESS TO YOUR MONEY
The money in the Contract is available under the following circumstances:
o by taking a withdrawal (including GPWB Payments);
o by receiving Annuity Payments; or
o when we pay a death benefit.

You can only take withdrawals during the Accumulation Phase. When you make a withdrawal request, we will process the request based on the Accumulation Unit values next determined after receipt of the request at our Service Center. The Accumulation Unit values are normally determined at the end of each Business Day. Any withdrawal request received at or after the end of the current Business Day will receive the next Business Day's Accumulation Unit values.

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

When you take a full withdrawal, we will process the withdrawal on the Business Day we receive the request in good order at our Service Center:
o based upon the number of Accumulation Units held by the Contract on that Business Day and valued at the next available daily price,
o less any applicable withdrawal charge, and
o less any contract maintenance charge.

See the Fee Tables and section 6, Expenses for a discussion of the charges.

Any partial withdrawal must be for at least $500.* The Contract Value after a partial withdrawal must be at least $2,000.* WE RESERVE THE RIGHT TO TREAT A REQUEST FOR A PARTIAL WITHDRAWAL THAT WOULD REDUCE THE CONTRACT VALUE BELOW THIS MINIMUM AS A REQUEST FOR A FULL WITHDRAWAL OF THE CONTRACT. Unless you instruct us otherwise, we will deduct any partial withdrawal (including any withdrawal charge) proportionately from the Investment Choices.

* These limitations do not apply to GPWB Payments.

We will pay the amount of any withdrawal from the Investment Options within seven days of when we receive your request in good order, unless the suspension of payments or transfers provision is in effect (see the "Suspension of Payments or Transfers" discussion later in this section).

Upon withdrawal, we assess the withdrawal charge against the Withdrawal Charge Basis. Withdrawals that are subject to a withdrawal charge will reduce the Withdrawal Charge Basis, but the following penalty-free withdrawals, and amounts withdrawn to pay the contract maintenance charge, do not reduce the Withdrawal Charge Basis: GPWB Payments, withdrawals under the waiver of withdrawal charge benefit, and any amounts paid as part of a required minimum distribution. We also do not adjust the Withdrawal Charge Basis for any current withdrawal charges or any gains or losses on your Investment Options. For more information, please see section 6, Expenses - Withdrawal Charge and the examples in Appendix E.

ORDINARY INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO ANY WITHDRAWAL YOU TAKE.

PARTIAL WITHDRAWAL PRIVILEGE
The partial withdrawal privilege for each Contract Year after the first is equal to 15% of your Contract Value as of the immediately preceding Contract Anniversary, less any previous withdrawals taken during the current Contract Year under the partial withdrawal privilege or as a RMD payment. We will not deduct a withdrawal charge from amounts withdrawn under the partial withdrawal privilege. Any unused partial withdrawal privilege in one Contract Year does not carry over to the next Contract Year. THERE IS NO PARTIAL WITHDRAWAL PRIVILEGE DURING THE FIRST CONTRACT YEAR, AFTER YOU EXERCISE THE GPWB (IF APPLICABLE) OR DURING THE ANNUITY PHASE. HOWEVER, IF YOU EXERCISE THE GPWB (IF APPLICABLE) YOU CAN STILL TAKE GPWB PAYMENTS WITHOUT A WITHDRAWAL CHARGE. IF YOU PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL PROGRAM, THE PARTIAL WITHDRAWAL PRIVILEGE WILL NO LONGER BE AVAILABLE TO YOU.

If you withdraw Purchase Payments that are beyond the withdrawal charge period, those withdrawals are not subject to a withdrawal charge and they will not reduce your partial withdrawal privilege. If you withdraw a Purchase Payment that is subject to a withdrawal charge and the withdrawal is more than the partial withdrawal privilege, the excess amount will be subject to the withdrawal charge and it will reduce the Withdrawal Charge Basis. If you take a full withdrawal, we will assess the withdrawal charge with no reduction for the partial withdrawal privilege. Amounts withdrawn under the partial withdrawal privilege do not reduce the Withdrawal Charge Basis. The partial withdrawal privilege may also be referred to as the free surrender amount.

The minimum distribution program allows you to take withdrawals without the deduction of the withdrawal charge under certain circumstances. For more information, see "The Minimum Distribution Program and Required Minimum Distribution (RMD) Payments" discussion later in this section.

WAIVER OF WITHDRAWAL CHARGE BENEFITS
Under certain circumstances, after the first Contract Year, we will permit you to take money out of the Contract without deducting a withdrawal charge if any Owner becomes totally disabled for a period of at least 90 consecutive days. We require proof of the total disability in a form satisfactory to us, including certification of the total disability by a licensed physician before we will waive the withdrawal charge. This waiver will not apply if the total disability existed on the Issue Date. If the Contract is owned by a non-individual, we will base this benefit on the Annuitant. Amounts withdrawn under this benefit do not reduce the Withdrawal Charge Basis.
       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

GUARANTEED PARTIAL WITHDRAWAL BENEFITS (GPWBS)
The GPWBs are only available as part of the optional GBPs.

The Traditional GBP consists of:
o the Traditional GMIB, and
o the Traditional GPWB.

The Enhanced GBP consists of:
o the Enhanced GMIB, and
o the Enhanced GPWB.

The GPWBs are not available separately from the GMIBs.

The GBPs provide a guaranteed minimum fixed income stream and are designed for Owners who want flexibility in the way they access income and can wait at least ten years before taking income.

All GBPs carry an additional M&E charge. We calculate the additional M&E charge as discussed in section 6, Expenses - Separate Account Annual Expenses. The additional M&E charge for the GBPs will reduce the performance of your selected Investment Options, and in the long term may provide less Contract Value to you than would otherwise be available from the same Contract without a GBP. THE GBPS DO NOT CREATE CONTRACT VALUE OR GUARANTEE THE PERFORMANCE OF ANY INVESTMENT OPTION.

You select a GBP on your application at Contract issue, and you can only select one GBP. The Enhanced GBP is available only if the older Owner is age 76 or younger on the Issue Date (or the Annuitant is age 76 or younger if the Contract is owned by a non-individual). The Enhanced GBP may not be appropriate for Owners who are nearing age 65 because the benefit values are limited after age
80. AFTER THE ISSUE DATE, A GBP CANNOT BE ADDED TO, CHANGED, OR REMOVED FROM YOUR CONTRACT. IF YOU SELECT A GBP, THE GENERAL ACCOUNT INVESTMENT CHOICES ARE NOT AVAILABLE TO YOU.

We designed the GBPs to give you options on how to turn your accumulated retirement assets into a stream of retirement income. The GMIBs provide a guaranteed minimum fixed income in the form of Annuity Payments (GMIB Payments). Depending on the Annuity Option you select, the GMIB can provide guaranteed lifetime income, but if the Annuitant(s) die shortly after the Income Date, the Payee may receive less than your investment in the Contract. The GPWBs provide a guaranteed minimum amount of level income in the form of annual partial withdrawals (GPWB Payments). However, GPWB Payments are not guaranteed for life and you could outlive your payment stream. You must wait ten complete Contract Years before you can exercise a GMIB or GPWB and they can only be exercised within 30 days after a Contract Anniversary.

BECAUSE THE GBPS CARRY A HIGHER CONTRACT EXPENSE, THEY MAY NOT BE APPROPRIATE IF
YOU:
o DO NOT INTEND TO EXERCISE EITHER THE GMIB OR GPWB,
o DO NOT INTEND TO HOLD THE CONTRACT FOR THE ENTIRE TEN YEAR WAITING
  PERIOD, OR
o INTEND TO TAKE A FULL ANNUITIZATION BEFORE THE END OF THE TEN YEAR
  WAITING PERIOD.

IF YOUR CONTRACT INCLUDES A GBP AND YOU DO NOT EXERCISE EITHER THE GMIB OR GPWB, YOU WILL HAVE INCURRED HIGHER CONTRACT EXPENSES WITHOUT RECEIVING ANY ADVANTAGE FROM THE GBP.

The Contract offers a choice of two GBPs: the Traditional GBP where the GPWB value is total Purchase Payments adjusted for partial withdrawals and Partial Annuitizations, or the Enhanced GBP where the GPWB value is either the MAV, or the 5% AIA. THE GPWB VALUE UNDER THE ENHANCED GBP WILL NEVER BE LESS THAN THE GPWB VALUE UNDER THE TRADITIONAL GBP, BUT THEY MAY BE EQUAL. YOU CAN ONLY ACCESS THE GPWB VALUE BY EXERCISING THE GPWB.

BE SURE TO DISCUSS WITH YOUR REGISTERED REPRESENTATIVE WHETHER OR NOT A GBP IS APPROPRIATE FOR YOUR SITUATION.

You can only exercise a GPWB within 30 days after a Contract Anniversary beginning with the tenth Contract Anniversary. You cannot exercise a GPWB before the tenth Contract Anniversary.

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

IF YOU EXERCISE THE GPWB:
o The GMIB will terminate.
o You can no longer make additional Purchase Payments to the Contract and the automatic investment plan (AIP) will no longer be available to you. If you are participating in the AIP, your participation will stop.
o Partial Annuitizations are no longer available.
o The additional M&E charge for the GBP will continue until the GPWB terminates.
o If you have the Enhanced GMDB, the additional M&E charge for the Enhanced GMDB will continue as long as the Enhanced GMDB value is greater than zero.
o The partial withdrawal privilege will no longer be available to you.
  However, GPWB Payments are not subject to a withdrawal charge.
o The systematic withdrawal and minimum distribution programs will no longer be available to you and if you are participating in these programs, your participation will stop.
o Your Contract Value will fluctuate as a result of market performance, and it will decrease on a dollar for dollar basis with each GPWB Payment and any Excess Withdrawals.
o The GMDB and GPWB values will no longer increase.
o Each GPWB Payment will reduce the GMDB value on a dollar for dollar basis and any Excess Withdrawals will reduce the GMDB value proportionately by the percentage of Contract Value withdrawn.
o Each GPWB Payment will reduce the GPWB value on a dollar for dollar basis and any Excess Withdrawals will reduce the GPWB value proportionately by the percentage of Contract Value withdrawn.
o GPWB Payments will not reduce the Withdrawal Charge Basis, but any Excess Withdrawals will reduce the Withdrawal Charge Basis, as set out in section 6, Expenses - Withdrawal Charge.

In order to begin receiving GPWB Payments, you must submit a GPWB Payment election form to our Service Center after the expiration of the ten-year waiting period and within 30 days following a Contract Anniversary. GPWB Payments will not begin until your request has been received at the Service Center and determined to be in good order. We will make annual GPWB Payments to you no later than 45 days after your Contract Anniversary or the next Business Day if the 45th day is not a Business Day.

ONCE YOU EXERCISE THE GPWB, YOU CANNOT CANCEL IT. However, you can terminate the GPWB by electing to stop GPWB Payments and instead do one of the following.
o Take an Excess Withdrawal of the entire Contract Value, less any withdrawal charges (available at any time).
o Request Traditional Annuity Payments under a Full Annuitization based on the entire Contract Value (available at any time).
o Request Annuity Payments under a Full Annuitization based on the remaining GPWB value (only available within 30 days after a Contract Anniversary and before we make the next GPWB Payment). Annuity Payments based on the remaining GPWB value are subject to all the restrictions associated with GMIB Payments discussed in section 2, The Annuity Phase - Guaranteed Minimum Income Benefits (GMIBs), such as payments can only be made on a fixed basis and the duration of any period certain Annuity Option must be at least ten years. In addition, Annuity Payments based on the 5% AIA are subject to the restrictions associated with GMIB Payments based on the 7% AIA.

If you take an Excess Withdrawal of the entire Contract Value, the Contract will terminate and you may receive less money than you would have received under the GPWB. If you request fixed Traditional Annuity Payments, the GPWB endorsement will terminate and we will no longer assess the Separate Account annual expense on that portion of the Contract. If you request variable Traditional Annuity Payments, the GPWB endorsement will terminate and we will reduce the Separate Account annual expense to 1.65% for that portion of the Contract. If you request Annuity Payments based on the remaining GPWB value, we will no longer assess the Separate Account annual expense on that portion of the Contract and that portion of the Contract you applied to Annuity Payments will terminate as indicated in section 2, The Annuity Phase.

Although you can terminate the GPWB, you cannot terminate the GMIB. If you do elect to stop GPWB Payments:
o the Accumulation Phase of the Contract will end,
o the GMDB endorsement will terminate,
o if you take an Excess Withdrawal or request Traditional Annuity
  Payments, the GPWB will terminate, and
o if you request Annuity Payments, that portion of the Contract will terminate as indicated in Section 2, The Annuity Phase.

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

IF YOU DO NOT ELECT TO STOP GPWB PAYMENTS, THE GPWB WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o The Business Day you take an Excess Withdrawal of the entire Contract
  Value.
o The Business Day that the GPWB value and Contract Value are both zero.
o The Business Day before the Income Date that you take a Full
  Annuitization, INCLUDING A REQUIRED FULL ANNUITIZATION ON THE MAXIMUM PERMITTED INCOME DATE. For more information, see section 2, The Annuity Phase.
o Contract termination.
o The death of any Owner (unless the deceased Owner's spouse continues the Contract as the new Owner).

GPWB PAYMENTS
Before you exercise the Traditional GPWB, your Traditional GPWB value is equal to the Traditional GMIB value. Before you exercise the Enhanced GPWB, your Enhanced GPWB value is equal to either the 5% AIA or the MAV. The 5% AIA is calculated in the same manner as the 7% AIA that is available under the Enhanced GMIB, except that on each Contract Anniversary before the older Owner's 81st birthday, we apply a 5% increase instead of a 7% increase. The 5% AIA is subject to the same maximum limit as the 7% AIA. The MAV under the Enhanced GPWB is calculated in exactly the same manner as the MAV that is available under the Enhanced GMIB.

For more details on how the GMIB values are calculated, please see the discussions of the "Traditional GMIB Value" and the "Enhanced GMIB Value" in
section 2, The Annuity Phase - Guaranteed Minimum Income Benefits (GMIBs) and Appendix C.

If you have the Enhanced GPWB, you can choose whether your Enhanced GPWB value is equal to the 5% AIA or the MAV. Although the 5% AIA may be the greater amount, it may also be more limited because you can only request a maximum of 5% of GPWB value per year as the GPWB Payment percentage, but you can request up to 10% of the GPWB value per year under the MAV.

If you exercise the GPWB, we will make GPWB Payments based on the percentage of the initial GPWB value you select, subject to the maximum allowable payment. The maximum allowable GPWB Payment an Owner can elect to receive is:
o 10% of the GPWB value per year under the Traditional GBP,
o 10% of the GPWB value per year under the Enhanced GBP if the MAV applies, or
o 5% of the GPWB value per year under the Enhanced GBP if the 5% AIA applies.

ONCE YOU CHOOSE THE PERCENTAGE OF GPWB VALUE YOU WANT TO RECEIVE, YOU CANNOT CHANGE IT. Therefore, under a Qualified Contract that is subject to a minimum distribution requirement, once you select your GPWB Payment percentage, you will not be able to adjust your GPWB Payment to meet your required minimum distribution needs.

Although GPWB Payments are partial withdrawals, they are not subject to the withdrawal charge. However, withdrawal charges may apply to any Excess Withdrawals you take in the first seven years after you exercise the GPWB.* In addition, if you take an Excess Withdrawal, the amount withdrawn will reduce:
o the Withdrawal Charge Basis,
o the Contract Value,
o the GPWB value (which determines the amount available for future GPWB Payments and/or Annuity Payments), and
o the GMDB value.

* Amounts paid as part of a required minimum distribution are never subject to a withdrawal charge.

Excess Withdrawals will not affect the GPWB Payment amount or frequency, but they may decrease the time over which you will receive GPWB Payments. If you take no Excess Withdrawals while the GPWB is in effect, we would pay the GPWB value to you:
o within ten years if you are eligible for and elect to receive the 10% maximum allowable payment each year.
o within 20 years if you elect to receive the 5% maximum allowable payment each year that is available with the 5% AIA under the Enhanced GBP.

We will deduct each GPWB Payment proportionately from your Investment Options. We will continue to allocate your Contract Value among the Investment Options according to your instructions while the GPWB is in effect. You can also continue to make transfers between the Investment Options (subject to certain restrictions set out in section 4, Investment Options - Transfers) while the GPWB is in effect.

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

You can continue to receive GPWB Payments until the GPWB value is exhausted, even if you have no remaining Contract Value. If you do not elect to stop your GPWB Payments and there is Contract Value remaining after we make the last GPWB Payment, we will pay you the Contract Value if it is less than $2,000 (less any withdrawal charges) and your Contract will terminate. However, if your remaining Contract Value after the last GPWB Payment is at least $2,000 you can instead elect to:
o continue the Contract, or
o annuitize the remaining Contract Value.

If you elect to continue or annuitize the Contract, we will no longer assess the additional M&E charge associated with the GBP.

We will send you notice at least 30 days before the last GPWB Payment date to ask for your instructions. If we do not receive any instructions by the date we make the last GPWB Payment, we will continue your Contract if your remaining Contract Value is at least $2,000. If the remaining Contract Value is less than $2,000, we will pay you that amount (less any withdrawal charge) in a lump sum and your Contract will terminate.

NOTE: YOU WILL BE REQUIRED TO TAKE A FULL ANNUITIZATION OF YOUR CONTRACT ON OR BEFORE THE MAXIMUM PERMITTED INCOME DATE. (For more information see section 2, The Annuity Phase.) Upon such a Full Annuitization the Guaranteed Partial Withdrawal Benefit will no longer be available to you and any GPWB Payments you were receiving will stop.

TAXATION OF GPWB PAYMENTS
GPWB Payments are withdrawals and will be treated as such for tax purposes. This means that for Non-Qualified Contracts, Contract gains from the entire Contract are considered to be distributed first and are subject to income tax. Purchase Payments are distributed after gains have been paid out and are generally considered to be a return of your investment and are not subject to income tax. For Qualified Contracts, the entire GPWB Payment will most likely be subject to income tax. In addition, if any Owner is younger than age 59 1/2, GPWB Payments may also be subject to a 10% federal penalty tax, but are not subject to a withdrawal charge.

SYSTEMATIC WITHDRAWAL PROGRAM
If your Contract Value is at least $25,000, the systematic withdrawal program provides automatic monthly or quarterly payments to you. The minimum amount you can withdraw under this program is $500. There is no restriction on the maximum you may withdraw under this program if your Purchase Payments are no longer subject to the withdrawal charge. The total systematic withdrawals that you can make each Contract Year without incurring a withdrawal charge is limited to 15% of your Contract Value determined as of the Business Day before we receive your request. However, if you take any additional withdrawals in excess of the allowed systematic withdrawals in a Contract Year, those withdrawals will be subject to any applicable withdrawal charge. If you take withdrawals under this program, you may not also use the partial withdrawal privilege. For more information, see section 6, Expenses - Withdrawal Charge and the "Partial Withdrawal Privilege" discussion that appears earlier in this section.

All systematic withdrawals will be made on the ninth day of the month or the previous Business Day if the ninth is not a Business Day. You will not be charged additional fees for participating in or terminating from this program.

ORDINARY INCOME TAXES, TAX PENALTIES AND CERTAIN RESTRICTIONS MAY APPLY TO SYSTEMATIC WITHDRAWALS. YOU CANNOT PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL PROGRAM AND THE MINIMUM DISTRIBUTION PROGRAM AT THE SAME TIME. YOU CANNOT EXERCISE THE GPWB AND PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL PROGRAM AT THE SAME TIME. YOU ALSO CANNOT PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL PROGRAM AND EXERCISE THE PARTIAL WITHDRAWAL PRIVILEGE AT THE SAME TIME.

THE MINIMUM DISTRIBUTION PROGRAM AND REQUIRED MINIMUM DISTRIBUTION (RMD)
PAYMENTS
If you own a Qualified Contract, you may participate in the minimum distribution program during the Accumulation Phase of the Contract. Under this program, we will make payments to you from your Contract that are designed to meet the applicable minimum distribution requirements imposed by the Code for this Qualified Contract. We can make payments to you on a monthly, quarterly, or annual basis. However, we will only make annual payments if your Contract Value is less than $25,000. RMD payments from this Contract will not be subject to a withdrawal charge, and will not reduce the Withdrawal Charge Basis. However, they will count against your partial withdrawal privilege. You cannot aggregate RMD payments between this Contract and other qualified contracts that you own. Any RMD payments from this Contract that exceed the RMD amount calculated for this Contract will be subject to any applicable withdrawal charge. If you take any additional withdrawals while you are receiving RMD payments, and the annual total withdrawn

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009
exceeds the partial withdrawal privilege, the amount of that excess that is attributable to the additional withdrawals will be subject to any applicable withdrawal charge.

This Contract offers a choice of GMDBs and optional GBPs. All GBPs include a GMIB and GPWB. These benefits may have limited usefulness if you purchase a Qualified Contract that is subject to a RMD. If your Contract includes a GBP and you do not exercise the GMIB on or before the date RMD payments must begin under a qualified plan, the Owner or Beneficiary may not be able to exercise the GMIB due to the restrictions imposed by the minimum distribution requirements. You should consider whether the GMIB is appropriate for your situation if you plan to exercise the GMIB after your RMD beginning date. You also cannot participate in the minimum distribution program available under this Contract if you elect to receive GPWB Payments. In addition, once you choose your GPWB Payment percentage, you cannot change it. Therefore, you will not be able to adjust your GPWB Payment to meet your RMD needs if you elect to receive GPWB Payments. In addition, RMD payments will reduce your GMDB, GMIB and GPWB values.

YOU CANNOT PARTICIPATE IN THE SYSTEMATIC WITHDRAWAL AND THE MINIMUM DISTRIBUTION PROGRAMS AT THE SAME TIME. YOU ALSO CANNOT EXERCISE THE GPWB AND PARTICIPATE IN THE MINIMUM DISTRIBUTION PROGRAM AT THE SAME TIME. WE ENCOURAGE PROSPECTIVE OWNERS WHO ARE CONSIDERING PURCHASING QUALIFIED CONTRACTS THAT ARE SUBJECT TO RMD PAYMENTS TO CONSULT A TAX ADVISER REGARDING THESE BENEFITS.

INHERITED IRA CONTRACTS. If you (the Owner) were the spouse of the deceased owner of the previous tax-qualified investment, and your spouse had not yet reached the date at which he/she was required to begin receiving required minimum distribution (RMD) payments, then you can elect to wait to begin receiving RMD payments until the year that your spouse would have reached age 70 1/2. Alternatively, if the deceased owner of the previous tax-qualified investment had already reached the date at which he/she was required to begin receiving RMD payments, you can begin RMD payments based on your single life expectancy in the year following the deceased owner's death, or (if longer) the deceased previous owner's life expectancy in the year of his/her death reduced by one. You must begin to receive these RMD payments by December 31 of the year following the year of the deceased previous owner's death.

SUSPENSION OF PAYMENTS OR TRANSFERS
We may be required to suspend or postpone payments for withdrawals (including GPWB Payments if available) or transfers for any period when:
o the New York Stock Exchange is closed (other than customary weekend and holiday closings);
o trading on the New York Stock Exchange is restricted;
o an emergency (as determined by the SEC) exists as a result of which disposal of the Investment Option shares is not reasonably practicable or we cannot reasonably value the Investment Option shares; or
o during any other period when the SEC, by order, so permits for the protection of Owners.

We reserve the right to defer payment for a withdrawal or transfer from any general account Investment Choice for the period permitted by law, but not for more than six months.


9. ILLUSTRATIONS
In order to help you understand how your Contract Values vary over time and under different sets of assumptions, we may provide you with certain personalized illustrations upon request and free of charge. These illustrations may provide hypothetical depictions of either the Accumulation Phase or the Annuity Phase. You can request an illustration free of charge by contacting your registered representative.

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

10.DEATH BENEFIT
At Contract issue, you may be able to select one of two death benefit options. If you do not make a selection, the Traditional GMDB will apply to your Contract. THE DEATH BENEFIT IS ONLY AVAILABLE DURING THE ACCUMULATION PHASE OF THE CONTRACT.

The Enhanced GMDB is available at Contract issue for an additional M&E charge if all Owners are age 76 or younger on the Issue Date (or the Annuitant is age 76 or younger if the Contract is owned by a non-individual). The Enhanced GMDB does not provide any additional benefit before the first Contract Anniversary and the benefit values are limited after age 81. As a result, any Owner who is nearing age 65 should determine if selecting the Enhanced GMDB (which has an additional cost) is appropriate for their situation.

THE DEATH BENEFIT PROVIDED BY THE ENHANCED GMDB WILL NEVER BE LESS THAN THE DEATH BENEFIT PROVIDED BY THE TRADITIONAL GMDB, BUT THEY MAY BE EQUAL.

YOU CAN ONLY SELECT ONE DEATH BENEFIT AT CONTRACT ISSUE. ONCE YOU SELECT A DEATH BENEFIT, YOU CANNOT CHANGE OR CANCEL IT. BE SURE TO DISCUSS WITH YOUR REGISTERED REPRESENTATIVE WHETHER YOUR SELECTED DEATH BENEFIT IS APPROPRIATE FOR YOUR SITUATION.

The use of the term "you" in this section refers to the Annuitant if the Contract is owned by a non-individual; otherwise it refers to the Owner.

We will process the death benefit based on the Accumulation Unit values next determined after receipt in good order at our Service Center of both due proof of death and an election of the death benefit payment option. WE CONSIDER DUE PROOF OF DEATH TO BE ANY OF THE FOLLOWING: a copy of the certified death certificate, a decree of court of competent jurisdiction as to the finding of death, or any other proof that we consider to be satisfactory. The Accumulation Unit values are normally determined at the end of each Business Day and due proof of death and an election of the death benefit payment option received at or after the end of the current Business Day will receive the next Business Day's Accumulation Unit values.

Any part of the death benefit amount that had been invested in the Investment Options remains in the Investment Options until distribution begins. From the time the death benefit is determined until we make a complete distribution, any amount in the Investment Options will continue to be subject to investment risk that will be borne by the recipient.

TRADITIONAL GUARANTEED MINIMUM DEATH BENEFIT (TRADITIONAL GMDB)
If the Traditional GMDB applies, the amount of the death benefit will be the greater of 1 or 2.
1.The Contract Value, determined as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.
2.The Traditional GMDB value, which is the total of all Purchase Payments received before you exercise the GPWB (if applicable), reduced proportionately by the percentage of Contract Value applied to a traditional Partial Annuitization or withdrawn (including any withdrawal charge) for each traditional annuitization and/or withdrawal taken before you exercise the GPWB (if applicable).

ANY WITHDRAWALS TAKEN BEFORE YOU EXERCISE THE GPWB, EXCESS WITHDRAWALS, AND/OR AMOUNTS APPLIED TO TRADITIONAL PARTIAL ANNUITIZATIONS MAY REDUCE THE TRADITIONAL GMDB VALUE BY MORE THAN THE AMOUNT WITHDRAWN AND/OR ANNUITIZED. If the Contract Value at the time of withdrawal and/or annuitization is less than the Traditional GMDB value, we will deduct more than the amount withdrawn and/or annuitized from the Traditional GMDB value.

ENHANCED GUARANTEED MINIMUM DEATH BENEFIT (ENHANCED GMDB)
If the Enhanced GMDB applies, the amount of the death benefit will be the greater of 1 or 2.
1.The Contract Value, determined as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.
2.The Enhanced GMDB value, which is the Maximum Anniversary Value (MAV). We determine the MAV as of the end of the Business Day during which we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option.

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

MAXIMUM ANNIVERSARY VALUE (MAV)

We only calculate the MAV until the date of any Owner's death.

The MAV on the Issue Date is equal to your initial Purchase Payment received on the Issue Date.

On each Business Day other than a Contract Anniversary and before the exercise of the GPWB (if applicable), the MAV is equal to:
o its value on the immediately preceding Business Day,
o plus any additional Purchase Payments received that day,
o reduced proportionately by the percentage of Contract Value applied to a traditional Partial Annuitization or withdrawn that day (including any withdrawal charge).

On each Contract Anniversary before the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual) and before the exercise of the GPWB (if applicable), the MAV is equal to the greater of its value on the immediately preceding Business Day, or the Contract Value that occurs on that Contract Anniversary before we process any transactions. We then process any transactions received on that Contract Anniversary (such as additional Purchase Payments, withdrawals and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

Beginning with the Contract Anniversary that occurs on or after the older Owner's 81st birthday (or the Annuitant's 81st birthday if the Contract is owned by a non-individual) and before the exercise of the GPWB (if applicable), we calculate the MAV in the same way that we do on each Business Day other than a Contract Anniversary.

ANY WITHDRAWALS TAKEN BEFORE YOU EXERCISE THE GPWB AND/OR AMOUNTS APPLIED TO TRADITIONAL PARTIAL ANNUITIZATIONS MAY REDUCE THE MAV BY MORE THAN THE AMOUNT WITHDRAWN AND/OR ANNUITIZED. If the Contract Value at the time of withdrawal and/or annuitization is less than the MAV, we will deduct more than the amount withdrawn and/or annuitized from the MAV.

NOTE FOR CONTRACTS WITH A GUARANTEED BENEFIT PACKAGE: If you exercise the GPWB, then on and after the exercise date:
o the Traditional GMDB value, or Enhanced GMDB value that applies to your Contract will stop increasing and each GPWB Payment we make and any Excess Withdrawals you take will reduce the GMDB Value proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge);
o the death benefit that is equal to your Contract Value will continue to fluctuate with market performance, but it will decrease on a dollar for dollar basis with each GPWB Payment we make and any Excess Withdrawals you take (including any withdrawal charge); and
o the increased M&E charge associated with the Enhanced GMDB (if applicable) will continue as long as the Enhanced GMDB value is greater than zero.

Please see Appendix D for examples of calculations of the death benefit.

TERMINATION OF THE DEATH BENEFIT
THE GMDB THAT APPLIES TO YOUR CONTRACT WILL TERMINATE UPON THE EARLIEST OF THE FOLLOWING.
o The Business Day before the Income Date that you take a Full
  Annuitization, INCLUDING A REQUIRED FULL ANNUITIZATION ON THE MAXIMUM PERMITTED INCOME DATE. For more information, see section 2, The Annuity Phase.
o The Business Day that the GMDB value and Contract Value are both zero.
o Contract termination.

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

DEATH OF THE OWNER UNDER INHERITED IRA CONTRACTS
Upon the death of the Owner under an Inherited IRA Contract, the Beneficiary can either:
o continue to receive the required minimum distribution payments based on the remaining life expectancy of the deceased Owner and the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and the appropriately completed election form; or
o receive a lump sum payment based on the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and the appropriately completed election form.

DEATH OF THE OWNER AND/OR ANNUITANT UNDER ALL OTHER CONTRACTS
The following tables are intended to help you better understand what happens upon the death of any Owner and/or Annuitant under the different portions of the Contract. FOR QUALIFIED CONTRACTS, THERE CAN BE ONLY ONE OWNER AND THE OWNER MUST BE THE ANNUITANT, UNLESS THE CONTRACT IS A QUALIFIED CONTRACT OWNED BY A QUALIFIED PLAN OR IS PART OF A CUSTODIAL ARRANGEMENT. PARTIAL ANNUITIZATIONS ARE NOT AVAILABLE TO JOINT OWNERS. IF YOU TAKE A PARTIAL ANNUITIZATION, THERE CAN BE ONLY ONE OWNER; THE OWNER MUST BE THE ANNUITANT, AND WE WILL NOT ALLOW THE OWNER TO ADD A JOINT ANNUITANT. DESIGNATING DIFFERENT PERSONS AS OWNER(S) AND ANNUITANT(S) CAN HAVE AN IMPORTANT IMPACT ON WHETHER A DEATH BENEFIT IS PAID, AND ON WHO WOULD RECEIVE IT. USE CARE WHEN DESIGNATING OWNERS AND ANNUITANTS, AND CONSULT YOUR REGISTERED REPRESENTATIVE IF YOU HAVE QUESTIONS.

                         UPON THE DEATH OF A SOLE OWNER
   ACTION UNDER THE PORTION OF THE CONTRACT THAT IS IN THE ACCUMULATION PHASE
o We will pay a death benefit to the Beneficiary.* For a description of the payout options, see the "Death Benefit Payment Options" discussion later in this section.
o If the GPWB was in effect, it will terminate unless the deceased Owner's spouse continues the Contract.

      ACTION UNDER ANY PORTION OF THE CONTRACT APPLIED TO ANNUITY PAYMENTS
o The Beneficiary becomes the Owner.
o If the deceased was not an Annuitant, Annuity Payments to the Payee will continue. No death benefit is payable.
o If the deceased was the only surviving Annuitant, Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Annuity Payments terminates, see the discussion of "Traditional Annuity Payments" and "Guaranteed Minimum Income Benefit (GMIB)" in section 2, The Annuity Phase. No death benefit is payable under Annuity Options 1 through 4, or Annuity Option
  6. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 2, The Annuity Phase - Annuity Options.
o If the deceased was an Annuitant and there is a surviving joint
  Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.



* If the Beneficiary is the spouse of the deceased Owner, the spouse who is also the Beneficiary may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election to continue the Contract on the death claim form.
       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

                        UPON THE DEATH OF A JOINT OWNER
      (NOTE: WE DO NOT ALLOW JOINT OWNERS TO TAKE PARTIAL ANNUITIZATIONS) ACTION UNDER THE PORTION OF THE CONTRACT THAT IS IN THE ACCUMULATION PHASE
o The surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses there may also be contingent Beneficiaries.

o We will pay a death benefit to the surviving Joint Owner.* For a description of the payout options available, see the "Death Benefit Payment Options" discussion later in this section.
o If the GPWB was in effect, it will terminate unless the Joint Owners were spouses and the surviving spouse who is also the Joint Owner continues the Contract.
      ACTION UNDER ANY PORTION OF THE CONTRACT APPLIED TO ANNUITY PAYMENTS
o The surviving Joint Owner becomes the sole Owner.
o If the deceased was not an Annuitant, Annuity Payments to the Payee will continue. No death benefit is payable.
o If the deceased was the only surviving Annuitant, Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Annuity Payments terminates, see the discussion of "Traditional Annuity Payments" and "Guaranteed Minimum Income Benefit (GMIB)" in section 2, The Annuity Phase. No death benefit is payable under Annuity Options 1 through 4, or Annuity Option
  6. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 2, The Annuity Phase - Annuity Options.
o If the deceased was an Annuitant and there is a surviving joint
  Annuitant, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant. No death benefit is payable.



* If the surviving Joint Owner is the spouse of the deceased Owner, the spouse who is also the surviving Joint Owner may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election to continue the Contract on the death claim form. If both spousal Joint Owners die before we pay the death benefit, we will pay any contingent Beneficiaries or the estate of the Joint Owner who died last if there are no contingent Beneficiaries. If the Joint Owners were not spouses and they both die before we pay the death benefit, for tax reasons, we will pay the estate of the Joint Owner who died last.

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

   UPON THE DEATH OF THE ANNUITANT AND THERE IS NO SURVIVING JOINT ANNUITANT ACTION UNDER THE PORTION OF THE CONTRACT THAT IS IN THE ACCUMULATION PHASE
o If the Contract is owned by a non-individual (for example a qualified plan or a trust), we will treat the death of the Annuitant as the death of an Owner; we will pay the Beneficiary* a death benefit, and a new Annuitant cannot be named. If the GPWB was in effect, it will terminate unless the deceased Owner's spouse continues the Contract.
o If the deceased Annuitant was not an Owner, and the Contract is owned only by an individual(s), no death benefit is payable. The Owner can name a new Annuitant subject to our approval. If the GPWB was in effect, it will continue.
o If the deceased Annuitant was a sole Owner, we will pay the Beneficiary* a death benefit. If the GPWB was in effect, it will terminate unless the deceased Owner's spouse continues the Contract.
o If the deceased Annuitant was a Joint Owner and there is a surviving
  Joint Owner, the surviving Joint Owner is the sole primary Beneficiary. If the Joint Owners were spouses, there may also be contingent Beneficiaries. We will pay a death benefit to the surviving Joint Owner.** If the GPWB was in effect, it will terminate unless the Joint Owners were spouses and the surviving spouse who is also the Joint Owner continues the Contract.

o For a description of the payout options, see the "Death Benefit Payment Options" discussion later in this section.

      ACTION UNDER ANY PORTION OF THE CONTRACT APPLIED TO ANNUITY PAYMENTS
o Annuity Payments to the Payee will continue until that portion of the Contract terminates and will be paid at least as rapidly as they were being paid at the Annuitant's death. For more information on when any portion of the Contract applied to Annuity Payments terminates, see the discussion of "Traditional Annuity Payments" and "Guaranteed Minimum Income Benefit (GMIB)" in section 2, The Annuity Phase. No death benefit is payable under Annuity Options 1 through 4, or Annuity Option 6. However, there may be a lump sum refund due to the Payee under Annuity Option 5. For more information, see section 2, The Annuity Phase - Annuity Options.
o If the deceased was a sole Owner, the Beneficiary will become the Owner if the Contract continues.
o If the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner if the Contract continues.




* If the Beneficiary is the spouse of the deceased Owner, the spouse who is also the Beneficiary may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election to continue the Contract on the death claim form.
**If the surviving Joint Owner is the spouse of the deceased Owner, the spouse who is also the surviving Joint Owner may be able to continue the Contract instead of receiving a death benefit payout. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election to continue the Contract on the death claim form. If both spousal Joint Owners die before we pay the death benefit, we will pay any contingent Beneficiaries or the estate of the Joint Owner who died last if there are no contingent Beneficiaries. If the Joint Owners were not spouses and they both die before we pay the death benefit, for tax reasons, we will pay the estate of the Joint Owner who died last.

    UPON THE DEATH OF THE ANNUITANT AND THERE IS A SURVIVING JOINT ANNUITANT (NOTE: WE DO NOT ALLOW JOINT ANNUITANTS UNDER A PARTIAL ANNUITIZATION AND WE DO
                                   NOT ALLOW
 JOINT ANNUITANTS DURING THE ACCUMULATION PHASE, SO THIS CAN ONLY OCCUR UNDER A
                              FULL ANNUITIZATION)
o Only Annuity Options 3 and 4 allow joint Annuitants. Under Annuity
  Options 3 and 4, Annuity Payments to the Payee will continue during the lifetime of the surviving joint Annuitant and, for Annuity Option 4, during any remaining specified period of time. For more information, see section 2, The Annuity Phase - Annuity Options.
o No death benefit is payable.
o If the deceased was a sole Owner, the Beneficiary will become the Owner.
o If the deceased was a Joint Owner, the surviving Joint Owner becomes the sole Owner.

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

DEATH BENEFIT PAYMENT OPTIONS
If you have not previously designated a death benefit payment option, a Beneficiary must request the death benefit be paid under one of the death benefit payment options below. If the Beneficiary is the spouse of the deceased Owner, he/she can choose to continue the Contract in his/her own name. An election by the spouse to continue the Contract must be made on the death claim form before we pay the death benefit. If the Contract continues, we will increase the Contract Value to equal the death benefit if that amount is greater than the Contract Value as of the Business Day we receive in good order at our Service Center both due proof of death and an election of the death benefit payment option. If the surviving spouse continues the Contract, he or she may exercise all of the Owner's rights under this Contract, including naming a new Beneficiary or Beneficiaries. If the surviving spouse continues the Contract, any optional benefits will also continue with the possible exception of the GMIB Payments under the Guaranteed Benefit Package, which can only continue if the surviving spouse is also an Annuitant. For more information, please see the discussion of the termination of the GMIB in section 2, The Annuity Phase - Guaranteed Minimum Income Benefits (GMIBs). If a lump sum payment is requested, we will pay the amount within seven days of our receipt of proof of death and a valid election of a death benefit payment option, including any required governmental forms, unless the suspension of payments or transfers provision is in effect. Payment of the death benefit may be delayed, pending receipt of any applicable tax consents and/or state forms. We will pay interest as required by the state from the date of death when there is a delay in the payment of the death benefit.

OPTION A: Lump sum payment of the death benefit. We will not deduct the contract maintenance charge at the time of a full withdrawal if the distribution is due to death.

OPTION B: Payment of the entire death benefit within five years of the date of any Owner's death. We will assess the full contract maintenance charge on each Beneficiary's portion on each Contract Anniversary. However, we will waive the contract maintenance charge if the Contract Value at the time we are to deduct the charge is at least $50,000.

OPTION C: If the Beneficiary is an individual, payment of the death benefit as a Traditional Annuity Payment under an Annuity Option over the lifetime of the Beneficiary or over a period not extending beyond the life expectancy of the Beneficiary. Distribution under this option must begin within one year of the date of any Owner's death. We will continue to assess the full contract maintenance charge on each Beneficiary's portion proportionately over the Annuity Payments. However, we will waive the contract maintenance charge if the Contract Value on the Income Date is at least $50,000. GMIB PAYMENTS ARE NOT AVAILABLE UNDER THIS OPTION.

Any portion of the death benefit not applied to Traditional Annuity Payments within one year of the date of the Owner's death must be distributed within five years of the date of death.

If the Contract is owned by a non-individual, then we treat the death of any Annuitant as the death of an Owner for purposes of the Internal Revenue Code's distribution at death rules, which are set forth in Section 72(s) of the Code.

In all events, notwithstanding any provision to the contrary in the Contract or this prospectus, the Contract will be interpreted and administered in accordance with Section 72(s) of the Code.

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

11.OTHER INFORMATION
ALLIANZ LIFE OF NEW YORK
Allianz Life of New York is a stock life insurance company organized under the laws of the state of New York on September 21, 1982. Our address is One Chase Manhattan Plaza, 37[th] Floor, New York, NY 10005-1423. We offer fixed and variable annuities, individual and group life insurance, and long-term care insurance. We are licensed to do direct business in six states, including New York and the District of Columbia. We are a subsidiary of Allianz SE, a provider of integrated financial services.

THE SEPARATE ACCOUNT
We established Allianz Life of NY Variable Account C (the Separate Account, formerly Preferred Life Variable Account C), as a separate account under New York insurance law on February 26, 1988. The Separate Account is registered with the Securities and Exchange Commission as a unit investment trust under the Investment Company Act of 1940. The SEC does not supervise our management of the Separate Account.

The Separate Account holds the assets that underlie the Contracts, except assets allocated to our general account. We keep the Separate Account assets separate from the assets of our general account and other separate accounts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

We own the assets of the Separate Account. We credit gains to or charge losses against the Separate Account, whether or not realized, without regard to the performance of other investment accounts. The Separate Account's assets may not be used to pay any of our liabilities, other than those arising from the Contracts. If the Separate Account's assets exceed the required reserves and other liabilities, we may transfer the excess to our general account. Amounts transferred to our general account will represent seed money invested by us or earned fees and charges. The obligations of the Separate Account are not generalized obligations of Allianz Life of New York. The obligations under the Contracts are obligations of Allianz Life of New York.

DISTRIBUTION
Allianz Life Financial Services, LLC (Allianz Life Financial), a wholly-owned subsidiary of Allianz Life Insurance Company of North America, serves as principal underwriter for the Contracts. Allianz Life Financial, a limited liability company organized in Minnesota, is located at 5701 Golden Hills Drive, Minneapolis, MN 55416. Allianz Life Financial is registered as a broker/dealer with the SEC under the Securities Exchange Act of 1934 (the 1934 Act), as well as with the securities commissions in the states in which it operates, and is a member of the Financial Industry Regulatory Authority (FINRA). Allianz Life Financial is not a member of Securities Investors Protection Corporation. More information about Allianz Life Financial is available at http://www.finra.org or by calling 1-800-289-9999. You also can obtain an investor brochure from FINRA describing its Public Disclosure Program.

We have entered into a distribution agreement with our affiliate Allianz Life Financial for the distribution and sale of the Contracts. Allianz Life Financial also may perform various administrative services on our behalf. Allianz Life Financial does not itself sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other broker/dealers registered under the 1934 Act (selling firms) for the sale of the Contracts. These selling firms include third party broker/dealers and Questar Capital Corporation, an affiliated broker/dealer. We pay sales commissions to the selling firms and their registered representatives. Investment Options that assess Rule 12b-1 fees make payments of the fees to Allianz Life Financial as consideration for providing certain services and incurring certain expenses permitted under the Investment Option's plan. These payments typically equal 0.25% of an Investment Option's average daily net assets for the most recent calendar year. The investment adviser and/or subadviser (and/or their affiliates) of an Investment Option may from time to time make payments for administrative services to Allianz Life Financial or its affiliates.

The maximum commission payable to the selling firms for Contract sales is expected to not exceed 7% of Purchase Payments. Sometimes, we enter into an agreement with a selling firm to pay commissions as a combination of a certain amount of the commission at the time of sale and a trail commission which, when totaled, could exceed 7% of Purchase Payments.

We may fund Allianz Life Financial's operating and other expenses, including: overhead; legal and accounting fees; registered representative training; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. Registered representatives and their managers are also eligible for various benefits, such as production incentive bonuses, insurance benefits, and non-cash compensation items that we may provide jointly with

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

Allianz Life Financial. Non-cash items include conferences, seminars and trips (including travel, lodging and meals in connection therewith), entertainment, awards, merchandise and other similar items.

Selling firms and their registered representatives and managers may receive other payments from us for administrative issues and for services that do not directly involve the sale of the Contracts, including payments made for the recruitment and training of personnel, production of promotional literature and similar services. In addition, certain firms and their representatives may receive compensation for distribution and administrative services when acting in a wholesaling capacity and working with retail firms.

We and/or Allianz Life Financial may pay certain selling firms additional marketing support allowances for:
o marketing services and increased access to registered representatives;
o sales promotions relating to the Contracts;
o costs associated with sales conferences and educational seminars for their registered representatives;
o the cost of client meetings and presentations; and
o other sales expenses incurred by them.

We retain substantial discretion in determining whether to grant a marketing support payment to a particular broker/dealer firm and the amount of any such payment. However, we do consider a number of specific factors in determining marketing support payments, which may include a review of the following:
o the level of existing sales and assets held in contracts issued by us that are sold through the broker/dealer firm and the potential for new or additional sales;
o the organizational "fit" between the broker/dealer firm and the type of wholesaling and marketing force we operate;
o whether the broker/dealer firm's operational, IT, and support services structure and requirements are compatible with our method of operation;
o whether the broker/dealer firm's product mix is oriented toward our core markets;
o whether the broker/dealer firm has a structure facilitating a marketing support arrangement, such as frequent registered representative meetings and training sessions;
o the potential return on investment of investing in a particular firm's system;
o our potential ability to obtain a significant level of the market share in the broker/dealer firm's distribution channel;
o the broker/dealer firm's registered representative and customer profiles; and
o the prominence and reputation of the broker/dealer firm in its marketing channel.

We may also make payments for marketing and wholesaling support to broker/dealer affiliates of Investment Options that are available through the variable annuities we offer. Additional information regarding marketing support payments can be found in the Distributor section of the Statement of Additional Information.

We and/or Allianz Life Financial may make bonus payments to certain selling firms based on aggregate sales of our variable insurance contracts (including this Contract) or persistency standards, or as part of a special promotion. These additional payments are not offered to all selling firms, and the terms of any particular agreement governing the payments may vary among selling firms. In some instances, the amount paid may be significant.

A portion of the payments made to selling firms may be passed on to their registered representatives in accordance with their internal compensation programs. Those programs may also include other types of cash and non-cash compensation and other benefits. Ask your registered representative for further information about what your registered representative and the selling firm for which he or she works may receive in connection with your purchase of a Contract.

We intend to recover commissions and other sales expenses through fees and charges imposed under the Contract. Commissions paid on the Contract, including other incentives or payments, are not charged directly to the Owners or the Separate Account.

We offer the Contracts to the public on a continuous basis. We anticipate continuing to offer the Contracts but reserve the right to discontinue the offering.

ADDITIONAL CREDITS FOR CERTAIN GROUPS
We may credit additional amounts to a Contract instead of modifying charges because of special circumstances that result in lower sales or administrative expenses or better than expected mortality or persistency experience.
       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

ADMINISTRATION/ALLIANZ SERVICE CENTER
The Allianz Service Center performs certain administrative services regarding the Contracts and is located at 5701 Golden Hills Drive, Minneapolis, Minnesota. The Service Center mailing address and telephone number are listed at the back of this prospectus. The administrative services performed by our Service Center include:
o issuance and maintenance of the Contracts,
o maintenance of Owner records,
o processing and mailing of account statements and other mailings to Owners, and
o routine customer service including:
  -  responding to Owner correspondence and inquiries,
  -  processing of Contract changes,
  -  processing withdrawal requests (both partial and total) and
  -  processing annuitization requests.

To reduce expenses, only one copy of most financial reports and prospectuses, including reports and prospectuses for the Investment Options, will be mailed to your household, even if you or other persons in your household have more than one contract issued by us or our affiliate. Call us at the toll-free number listed at the back of this prospectus if you need additional copies of financial reports, prospectuses, or annual and semiannual reports, or if you would like to receive one copy for each contract in future mailings.

LEGAL PROCEEDINGS
We and our subsidiaries, like other life insurance companies, from time to time are involved in legal proceedings of various kinds, including regulatory proceedings and individual and class action lawsuits. In some legal proceedings involving insurers, substantial damages have been sought and/or material settlement payments have been made. Although the outcome of any such proceedings cannot be predicted with certainty, we believe that, at the present time, there are no pending or threatened legal proceedings to which we, the Separate Account, or Allianz Life Financial is a party that are reasonably likely to materially affect the Separate Account, our ability to meet our obligations under the Contracts, or Allianz Life Financial's ability to perform its obligations.

FINANCIAL STATEMENTS
The financial statements of Allianz Life of New York and the financial statements of the Separate Account have been included in the Statement of Additional Information.

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

12.GLOSSARY
This prospectus is written in plain English to make it as understandable as possible. However, there are some technical words or terms that are defined below and are capitalized in the prospectus. The following is a list of common abbreviations used in this prospectus:

 AIA =   ANNUAL INCREASE AMOUNT            GMIB =   GUARANTEED MINIMUM INCOME BENEFIT
 GBP =   GUARANTEED BENEFIT PACKAGE        GPWB =   GUARANTEED PARTIAL WITHDRAWAL BENEFIT
GMDB =   GUARANTEED MINIMUM DEATH BENEFIT   MAV =   MAXIMUM ANNIVERSARY VALUE



ACCUMULATION PHASE - the period of time before you apply the entire Contract Value to Annuity Payments. Subject to certain restrictions, you can make additional Purchase Payments during this time. The Accumulation Phase may occur at the same time as the Annuity Phase if you take Partial Annuitizations.

ACCUMULATION UNIT - the units into which we convert amounts invested in the subaccounts that invest in the Investment Options during the Accumulation Phase.

AIA (ANNUAL INCREASE AMOUNT) - a calculation used in determining the Enhanced GMIB/GPWB values.

ANNUITANT - the individual upon whose life we base the Annuity Payments. Subject to our approval, the Owner designates the Annuitant and can add a joint Annuitant for the Annuity Phase if they take a Full Annuitization.

ANNUITY OPTIONS - the income options available to you under the Contract.

ANNUITY PAYMENTS - payments made by us to the Payee pursuant to the Annuity Option chosen. Annuity Payments may be variable, fixed, or a combination of both variable and fixed.

ANNUITY PHASE - the phase the Contract is in once Annuity Payments begin. This may occur at the same time as the Accumulation Phase if you take a Partial Annuitization.

ANNUITY UNIT - the units into which we convert amounts invested in the subaccounts that invest in the Investment Options during the Annuity Phase.

BENEFICIARY - the person(s) or entity the Owner designates to receive any death benefit.

BUSINESS DAY - each day on which the New York Stock Exchange is open for trading, except when an Investment Option does not value its shares. Allianz Life of New York is open for business on each day that the New York Stock Exchange is open. Our Business Day closes when regular trading on the New York Stock Exchange closes, which is usually at 4:00 p.m. Eastern Time.

CONTRACT - the deferred annuity contract described by this prospectus that allows you to accumulate money tax deferred by making one or more Purchase Payments. It provides for lifetime or other forms of Annuity Payments beginning on the Income Date.

CONTRACT ANNIVERSARY - a 12-month anniversary of the Issue Date of your Contract. If the Contract Anniversary does not occur on a Business Day, we will consider it to occur on the next Business Day.

CONTRACT VALUE - on any Business Day it is equal to the sum of the values in your selected Investment Choices. It does not include amounts applied to Annuity Payments.

CONTRACT YEAR - any period of 12 months commencing on the Issue Date and on each Contract Anniversary thereafter.

EXCESS WITHDRAWAL - for Contracts with a GBP that exercise the GPWB, this is an additional withdrawal you take while you are receiving GPWB Payments.

FULL ANNUITIZATION - the application of the entire Contract Value to Annuity Payments. YOU WILL BE REQUIRED TO TAKE A FULL ANNUITIZATION OF YOUR CONTRACT ON OR BEFORE THE MAXIMUM PERMITTED INCOME DATE IF, AT THAT TIME, YOUR CONTRACT VALUE HAS NOT BEEN REDUCED TO ZERO. Upon Full Annuitization you will no longer have a Contract Value, any periodic withdrawal or income payments other than Annuity Payments (which includes GPWB Payments) will stop, and the death benefit will terminate.

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

GBP (GUARANTEED BENEFIT PACKAGE) - two optional benefit packages consisting of either the Traditional GBP (which includes the Traditional GMIB and Traditional
GPWB) or the Enhanced GBP (which includes the Enhanced GMIB and Enhanced GPWB).

GMDB (GUARANTEED MINIMUM DEATH BENEFIT) - you can select one of two GMDBs at Contract issue that may provide different guaranteed death benefit values. The Traditional GMDB is the default death benefit, or you can select the Enhanced GMDB for an additional M&E charge, subject to certain age restrictions.

GMIB (GUARANTEED MINIMUM INCOME BENEFIT) - a benefit under the GBPs that provides guaranteed minimum fixed income in the form of Annuity Payments (GMIB Payments).

GMIB PAYMENT - fixed Annuity Payments we make under the GMIB.

GPWB (GUARANTEED PARTIAL WITHDRAWAL BENEFIT) - a benefit under the GBPs that provides a guaranteed income through partial withdrawals regardless of your Contract Value.

GPWB PAYMENT - guaranteed minimum amount of level income in the form of annual partial withdrawals.

INCOME DATE - the date we begin making Annuity Payments to the Payee from the Contract. This date must be the first day of a calendar month. Because the Contract allows for Partial Annuitizations there may be multiple Income Dates.

INVESTMENT CHOICES - the Investment Options and any general account Investment Choices available under the Contract for Purchase Payments or transfers. We may add, substitute or remove Investment Choices in the future.

INVESTMENT OPTIONS - the variable Investment Choices available under the Separate Account. You may invest in up to 15 of the Investment Options at any one time.

ISSUE DATE - the date shown on the Contract that starts the first Contract Year. Contract Anniversaries and Contract Years are measured from the Issue Date.

JOINT OWNERS - two Owners who own a Non-Qualified Contract. We do not allow Joint Owners to take Partial Annuitizations.

MAV (MAXIMUM ANNIVERSARY VALUE) - a calculation used in determining the Enhanced GMIB/GPWB/GMDB values.

NON-QUALIFIED CONTRACT - a Contract that is not purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code.

OWNER - "you," "your" and "yours." The person or entity (or persons or entities if there are Joint Owners) named in the Contract who may exercise all rights granted by the Contract. The Owner is designated at Contract issue.

PARTIAL ANNUITIZATION - the application of only part of the Contract Value to Traditional Annuity Payments. If you take a Partial Annuitization, the Accumulation Phase and Annuity Phase of the Contract may occur at the same time. You can take one Partial Annuitization every 12 months. The maximum number of annuitizations we allow at any one time is five. Partial Annuitizations are not available to Joint Owners. If you take a Partial Annuitization, there can be only one Owner, the Owner must be the Annuitant, and we will not allow the Owner to designate a joint Annuitant.

PAYEE - the person or entity you designate (subject to our approval) to receive Annuity Payments during the Annuity Phase. If you do not designate a Payee by the Income Date, we will make Annuity Payments to the Owner.

PURCHASE PAYMENT - the money you put in the Contract.

QUALIFIED CONTRACT - a Contract purchased under a pension or retirement plan qualified under sections of the Internal Revenue Code (for example, 401(k) and H.R. 10 plans), Individual Retirement Annuities (IRAs), or Tax-Sheltered Annuities (referred to as TSA or 403(b) contracts). Currently, we may issue Qualified Contracts that may include, but are not limited to Roth IRAs, Traditional IRAs, Simplified Employee Pension (SEP) IRAs and Inherited IRAs.

SEPARATE ACCOUNT - Allianz Life of NY Variable Account C is the Separate Account that issues your Contract. It is a separate investment account of Allianz Life of New York. The Separate Account holds the assets invested in the Investment Options that underlie the Contracts. The Separate Account is divided into subaccounts, each of which invests exclusively in a single Investment Option.

SERVICE CENTER - the Allianz Service Center. Our Service Center address and telephone number are listed at the back of this prospectus.
       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

TRADITIONAL ANNUITY PAYMENTS - Annuity Payments we make to the Payee based on the Contract Value.

WITHDRAWAL CHARGE BASIS - the total amount under your Contract that is subject to a withdrawal charge.


13.TABLE OF CONTENTS OF THE STATEMENT OF ADDITIONAL INFORMATION (SAI)
ALLIANZ LIFE OF NEW YORK..........2
EXPERTS...........................2
LEGAL OPINIONS....................2
DISTRIBUTOR.......................2
REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE3
FEDERAL TAX STATUS................3
  General.........................3
  Diversification.................4
  Owner Control...................4
  Contracts Owned by Non-Individuals5
  Income Tax Withholding..........5
  Required Distributions..........5
  Qualified Contracts.............6
ANNUITY PROVISIONS................6
  Annuity Units/Calculating Annuity Payments7
MORTALITY AND EXPENSE RISK GUARANTEE7
INFORMATION ON ORIGINAL CONTRACTS.7
ENHANCED GMIB/GPWB VALUES FOR CONTRACTS ISSUED
FROM FEBRUARY 19, 2004 TO APRIL 28, 2006
WITH THE ENHANCED GBP.............8
  Calculation of the AIAs.........9
  Calculation of the MAV..........9
FINANCIAL STATEMENTS.............10
APPENDIX - CONDENSED FINANCIAL INFORMATION11

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

14.PRIVACY AND SECURITY STATEMENT
MARCH 2009

Your privacy is a high priority for Allianz Life[{R}] of NY. Our pledge to protect your privacy is reflected in our Privacy and Security Statement. This statement outlines our principles for collecting, using and protecting information that we gather about you.

ALLIANZ LIFE OF NY DOES NOT SELL YOUR INFORMATION TO ANYONE

We do not share your information with anyone for their own marketing purposes. For this reason, we are not required to obtain an "opt-in election," an "opt-out election" or an authorization from you. We also do not share your information with any of our affiliated companies, except for the purpose of servicing your policy.

INFORMATION ABOUT YOU THAT ALLIANZ LIFE OF NY COLLECTS

Allianz Life of NY collects information about you so that we can process the insurance transactions you request. We limit the amount of your information collected to what we feel is needed to maintain your account. We may collect your information from the following sources:
o From you, either directly or through your agent. This may include information on your insurance application or other forms you may complete, such as your name, address and telephone number.
o From others, through the process of handling a claim. This may include information from medical or accident reports.
o From your doctor or during a home visit by a health assessment professional. This may include medical information about you gathered with your written authorization.
o From your relationship with us, such as the number of years you have been a customer or the types of insurance products you purchased.
o From a consumer reporting agency such as a medical, credit, or motor vehicle report. The information in these reports may be kept by the agency and shared with others.

If you visit one of our websites, we may use "cookies" (small text files sent from our site to your hard drive). These cookies help us to recognize repeat visitors and allow easy access to and use of the site. We do not use cookies to gather your information. The cookies only enable you to use our website more easily.

INFORMATION ABOUT YOU THAT ALLIANZ LIFE OF NY SHARES

Allianz Life of NY does not share information about current or former customers with anyone, except as "allowed by law." "Allowed by law" means that we may share your information, such as your name, address and policy information, as follows:
o With consumer reporting agencies to obtain a medical report, credit report, or motor vehicle report. These reports are used to determine eligibility for coverage or to process your requested transactions.
o With your insurance agent so that they can perform services for you.
o With medical professionals in order to process your claim.
o With a state Department of Insurance in order to examine our records or business practices.
o With a state or federal law enforcement agency, as required by law or to report suspected fraud activities.
o With research groups to conduct studies on claims results. No individual is identified in any study or report.

We advise the vendors with whom we legally share your information of our privacy policy. We make every effort to use vendors whose privacy policy reflects our own.

ALLIANZ LIFE OF NY POLICIES AND PRACTICES REGARDING SECURITY OF YOUR INFORMATION

Allianz Life of NY uses computer hardware and software tools to maintain physical and electronic safeguards. These safeguards comply with applicable federal and state regulations. We restrict access to information about you to those employees who need the information to service your policy. Allianz Life of NY works to ensure that our websites are secure. We use state of the art technology to protect the information that may be shared over these sites.

YOUR ABILITY TO ACCESS AND CORRECT YOUR INFORMATION

You have the right to access and get a copy of your information. This does not include the right to access and copy your information related to a claim or civil or criminal proceeding. If you wish to review your information, please write us at the address below. Provide your full name, address and policy number(s). For your protection, please have your request notarized. This will ensure the identity of the person requesting your information.

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

Within 30 working days of our receipt of your written request, you may see and get a copy of your information in person. If you prefer, we will send you a copy of your information. If medical information is contained in your file, we may request that you name a medical professional to whom we will send your information.

If you believe any of your information is incorrect, notify us in writing at the address below. Within 30 working days, we will let you know if our review has resulted in a correction of your information. If we do not agree there is an error, you may file a statement disputing our finding. We will attach the statement to your file. We will send any corrections we make, or your statement, to anyone we shared your information with over the past two years, and to anyone who may receive your information from us in the future. We do not control the information about you obtained from a consumer reporting agency or a Department of Motor Vehicles. We will provide you with the names and addresses of these agencies so that you can contact them directly.

NOTIFICATION OF CHANGE

Your trust is one of our most important assets. If we revise our privacy practices in the future, we will notify you prior to introducing any changes.

FOR MORE INFORMATION OR IF YOU HAVE QUESTIONS

If you have any questions or concerns about our privacy policies or procedures, please call us at 212.586.7733, or write to us at the following address.
  Allianz Life Insurance Company of New York
  Home Office: New York, NY
  Administrative Office
  PO Box 1431
  Minneapolis, MN 55440-1431
                                                            M40018-NY (R-3/2009)


       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

APPENDIX A - ANNUAL OPERATING EXPENSES FOR EACH INVESTMENT OPTION
This table describes, in detail, the annual expenses for each of the Investment Options. We show the expenses as a percentage of an Investment Option's average daily net assets for the most recent calendar year. Except for the AZL Funds, the PIMCO VIT portfolios, and the Premier VIT OpCap Mid Cap Portfolio, neither the Investment Options nor their advisers are affiliated with Allianz Life. Expenses may vary in current and future years. The investment advisers for the Investment Options provided the fee and expense information and we did not independently verify it. See the Investment Options' prospectuses for further information regarding the expenses you may expect to pay.

INVESTMENT OPTION             MANAGEMENT   RULE  SERVICE   OTHER   ACQUIRED      TOTAL ANNUAL       AMOUNT OF       TOTAL ANNUAL
                                 FEES     12B-1    FEES   EXPENSES FUND FEES  OPERATING EXPENSES   CONTRACTUAL   OPERATING EXPENSES
                                          FEES*                       AND     BEFORE CONTRACTUAL   FEE WAIVERS    AFTER CONTRACTUAL
                                                                   EXPENSES     FEE WAIVERS OR         AND         FEE WAIVERS OR
                                                                                   EXPENSE        REIMBURSEMENTS       EXPENSE
                                                                                REIMBURSEMENTS                     REIMBURSEMENTS
AIM
AZL AIM International Equity          .90    .25        -      .20         -                 1.35              -                1.35
Fund[(1)]


BLACKROCK
AZL BlackRock Capital                 .80    .25        -      .14         -                 1.19              -                1.19
Appreciation  Fund[(1)]
AZL BlackRock Growth                  .85    .25        -      .12         -                 1.22              -                1.22
Fund[(1)]
AZL Money Market Fund[(1)]            .35    .25        -      .09         -                  .69              -                 .69
BlackRock Global Allocation           .65    .25        -      .13         -                 1.03              -                1.03
V.I. Fund - Class 3


COLUMBIA
AZL Columbia Mid Cap Value            .75    .25        -      .12         -                 1.12              -                1.12
Fund[(1)]
AZL Columbia Small Cap Value          .90      -        -      .32         -                 1.22            .12                1.10
Fund - Class 1[(1),(7),(8)]
AZL Columbia Small Cap Value          .90    .25        -      .32         -                 1.47            .12                1.35
Fund - Class 2[(1),(7)]
AZL Columbia Technology               .81    .25        -      .15         -                 1.21              -                1.21
Fund[(1)]
DAVIS
AZL Davis NY Venture Fund -           .75      -        -      .10         -                  .85              -                 .85
Class 1[(1),(7),(8)]
AZL Davis NY Venture Fund -           .75    .25        -      .10         -                 1.10              -                1.10
Class 2[(1),(7)]
Davis VA Financial                    .75      -        -      .13         -                  .88              -                 .88
Portfolio[(6)]
Davis VA Value Portfolio[(6)]         .75      -        -      .07         -                  .82              -                 .82
DREYFUS
AZL Dreyfus Equity Growth             .77    .25        -      .07         -                 1.09              -                1.09
Fund[(1)]
AZL S&P 500 Index Fund -              .17      -        -      .21         -                  .38            .14                 .24
Class 1[(1),(7),(8)]
AZL S&P 500 Index Fund -              .17    .25        -      .21         -                  .63            .14                 .49
Class 2[(1),(7)]
AZL Small Cap Stock Index             .26    .25        -      .24         -                  .75            .17                 .58
Fund - Class 2[(1)]
FIRST TRUST
AZL First Trust Target Double         .60    .25        -      .13         -                  .98            .19                 .79
Play Fund[(1)]


FRANKLIN TEMPLETON
AZL Franklin Small Cap Value          .75    .25        -      .10         -                 1.10              -                1.10
Fund[(1)]
Franklin Global Real Estate           .80    .25        -      .30         -                 1.35            .32                1.03
Securities Fund - Class 2[(4)]
Franklin Growth and Income            .50    .25        -      .05         -                  .80              -                 .80
Securities Fund - Class 2[(3)]
Franklin High Income                  .57    .25        -      .09         -                  .91              -                 .91
Securites Fund - Class 2[(3)]
Franklin Income Securities            .45    .25        -      .02         -                  .72              -                 .72
Fund - Class 2[(3)]



       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

                                       65


Franklin Large Cap Growth             .73    .25        -      .04         -                 1.02              -                1.02
Securities Fund - Class
2[(3)]
Franklin Rising Dividends             .60    .25        -      .02       .01                  .88            .01                 .87
Securities Fund - Class
2[(3),(5)]
Franklin Small-Mid Cap Growth         .50    .25        -      .28       .02                 1.05            .02                1.03
Securities Fund - Class
2[(5)]
Franklin Small Cap Value              .52    .25        -      .16       .01                  .94            .01                 .93
Securities Fund - Class
2[(5)]
Franklin Templeton VIP                .00    .25        -      .13       .65                 1.03            .03                1.00
Founding Funds Allocation
Fund - Class 2[(9)]
Franklin U.S. Government Fund         .49    .25        -      .04         -                  .78              -                 .78
- Class 2[(3)]
Franklin Zero Coupon Fund             .60      -        -      .08         -                  .68              -                 .68
2010 - Class 1[(3)]
Mutual Global Discovery               .80    .25        -      .18         -                 1.23              -                1.23
Securities Fund - Class 2
Mutual Shares Securities Fund         .60    .25        -      .13         -                  .98              -                 .98
- Class 2
Templeton Foreign Securities          .64    .25        -      .15       .02                 1.06            .02                1.04
Fund - Class 2[(5)]
Templeton Global Bond                 .47    .25        -      .11         -                  .83              -                 .83
Securities Fund - Class 2[(3)]
Templeton Growth Securities           .74    .25        -      .04         -                 1.03              -                1.03
Fund - Class 2[(3)]
JENNISON
AZL Jennison 20/20 Focus              .75    .25        -      .10         -                 1.10              -                1.10
Fund[(1)]
J.P. MORGAN
AZL JPMorgan Large Cap Equity         .75    .25        -      .10         -                 1.10              -                1.10
Fund[(1)]
AZL JPMorgan U.S. Equity Fund         .80      -        -      .23         -                 1.03            .08                 .95
- Class 1[(1),(7),(8)]
AZL JPMorgan U.S. Equity Fund         .80    .25        -      .23         -                 1.28            .08                1.20
- Class 2[(1),(7)]
NICHOLAS-APPLEGATE
AZL NACM International                .85    .25        -      .35         -                 1.45              -                1.45
Fund[(1)]


OPPENHEIMER  CAPITAL
AZL OCC Opportunity Fund[(1)]         .85    .25        -      .14         -                 1.24              -                1.24
OpCap Mid Cap Portfolio[(10)]         .80      -        -      .18         -                  .98              -                 .98


OPPENHEIMER FUNDS
AZL Oppenheimer Global Fund -         .90      -        -      .22         -                 1.12              -                1.12
Class 1[(1),(7),(8)]
AZL Oppenheimer Global Fund -         .90    .25        -      .22         -                 1.37              -                1.37
Class 2[(1),(7)]
AZL Oppenheimer International         .75    .25        -      .17         -                 1.17              -                1.17
Growth Fund[(1)]
Oppenheimer Global Securities         .63      -        -      .02         -                  .65              -                 .65
Fund/VA - Non Service
Class[(6)]
Oppenheimer High Income               .74      -        -      .06         -                  .80              -                 .80
Fund/VA - Non Service
Class[(6)]
Oppenheimer Main Street               .64      -        -      .02         -                  .66              -                 .66
Fund[{R}]/VA -
Non Service Class[(6)]
PIMCO
AZL PIMCO Fundamental                 .75    .25        -      .22         -                 1.22            .02                1.20
IndexPLUS Total Return
Fund[(1)]
PIMCO VIT All Asset Portfolio        .425      -      .15        -       .76                1.335            .02               1.315
- Admin. Class[(6),(11),(12)]

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

                                       66


PIMCO VIT CommodityRealReturn         .74      -      .15      .17       .09                 1.15            .09                1.06
Strategy Portfolio - Admin.
Class[(2),(6),(12)]
PIMCO VIT Emerging Markets            .85      -      .15      .13         -                 1.13              -                1.13
Bond Portfolio - Admin. Class[(6)]
PIMCO VIT Global Bond                 .75      -      .15      .07         -                  .97              -                 .97
Portfolio (Unhedged) - Admin. Class[(6)]
PIMCO VIT High Yield                  .60      -      .15        -         -                  .75              -                 .75
Portfolio - Admin. Class[(6)]
PIMCO VIT Real Return                 .50      -      .15      .06         -                  .71              -                 .71
Portfolio - Admin. Class[(6)]
PIMCO VIT                             .35      -      .15      .34         -                  .84              -                 .84
StocksPLUS[{R}]
Growth and Income Portfolio -
Admin. Class[(6)]
PIMCO VIT Total Return                .50      -      .15      .23         -                  .88              -                 .88
Portfolio - Admin. Class[(6)]


PRUDENTIAL
SP International Growth               .85    .25        -      .29         -                 1.39              -                1.39
Portfolio - Class 2[(6)]
SP Strategic Partners Focused         .90    .25        -      .48         -                 1.63              -                1.63
Growth Portfolio - Class 2[(6)]
SCHRODER
AZL Schroder Emerging Markets        1.23    .25        -      .45         -                 1.93            .28                1.65
Equity Fund[(1)]
AZL Schroder International           1.00    .25        -      .28         -                 1.53              -                1.53
Small Cap Fund[(1)]
SELIGMAN
Seligman Smaller-Cap Value           1.00      -        -      .22         -                 1.22              -                1.22
Portfolio -
Class 1[(6)]
TARGETPLUS PORTFOLIOS
AZL TargetPLUS Balanced               .52    .25        -      .53         -                 1.30            .41                 .89
Fund[(1)]
AZL TargetPLUS Equity                 .60    .25        -      .24         -                 1.09            .30                 .79
Fund[(1)]
AZL TargetPLUS Growth                 .52    .25        -      .36         -                 1.13            .24                 .89
Fund[(1)]
AZL TargetPLUS Moderate               .52    .25        -      .44         -                 1.21            .32                 .89
Fund[(1)]
TURNER
AZL Turner Quantitative Small         .85    .25        -      .14         -                 1.24              -                1.24
Cap Growth Fund[(1)]
VAN KAMPEN
AZL Van Kampen Comstock               .73    .25        -      .09         -                 1.07              -                1.07
Fund[(1)]
AZL Van Kampen Equity and             .75    .25        -      .13         -                 1.13              -                1.13
Income Fund[(1)]
AZL Van Kampen Global                 .95    .25        -      .14         -                 1.34              -                1.34
Franchise Fund[(1)]
AZL Van Kampen Global Real            .90    .25        -      .27         -                 1.42            .07                1.35
Estate Fund[(1)]
AZL Van Kampen Growth and             .76    .25        -      .11         -                 1.12              -                1.12
Income Fund[(1)]
AZL Van Kampen Mid Cap Growth         .80    .25        -      .09         -                 1.14              -                1.14
Fund[(1)]

* The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, Allianz Life Financial Services, LLC, will receive 12b-1 fees, except for those classes of shares that do not pay a 12b-1 fee, as identified by footnote (7).

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

(1)Allianz Investment Management LLC (AZL), the Investment Option's investment adviser, and the Investment Option have entered into a written contract limiting operating expenses to the "after waiver" amount listed above through April 30, 2010. The operating expenses covered by the expense limitation agreement include fees deducted from Investment Option assets such as audit fees and payments to independent trustees, but do not include the operating expenses of other investment companies in which the Investment Option may invest (acquired fund fees and expenses). The Investment Option is authorized to reimburse AZL for management fees previously waived and/or for the cost of other expenses paid by AZL provided that such reimbursement will not cause the Investment Option to exceed the expense limits in effect at the time of such reimbursement. The Investment Option's ability to reimburse AZL in this manner only applies to fees paid or reimbursement made by AZL within the three fiscal years prior to the date of such reimbursement.
(2)PIMCO has contractually agreed to waive the management fee and the administration fee it receives from the Portfolio in an amount equal to the management fee paid to PIMCO by the subsidiary. This waiver may not be terminated by PIMCO and will remain in effect for as long as PIMCO's contract with the subsidiary is in place.
(3)The Fund administration fee is paid indirectly through the management fee.
(4)The manager and administrator have contractually agreed in advance to waive or limit their respective fees so that the increase in investment management and fund administration fees paid by the Fund are phased in over a five year period, with there being no increase in the rate of such fees for the first year ending April 30, 2008. For each of the four years thereafter through April 30, 2012, the manager and administrator will receive one-fifth of the increase in the rate of fees. Beginning May 1, 2012, the full new investment management and administration fees will then be in effect. It is estimated that the increase for the year ending April 30, 2010 will be 0.14%. In future years the fee rates will vary in accordance with the fee rate schedules and fund assets.
(5)The manager has agreed in advance to reduce its fee from assets invested by the Fund in a Franklin Templeton money market fund (the acquired fund) to the extent that the Fund's fees and expenses are due to those of the acquired fund. This reduction is required by the Trust's board of trustees and an exemptive order of the Securities and Exchange Commission (SEC); this arrangement will continue as long as the exemptive order is relied upon.
(6)We may enter into certain arrangements under which we, or our affiliate Allianz Life Financial Services, LLC, the principal underwriter for the Contracts, are compensated by the Investment Options' advisers, distributors and/or affiliates for the administrative services and benefits which we provide to the Investment Options. The amount of the compensation usually is based on the aggregate assets of the Investment Options of other investment portfolios from contracts that we issue or administer. Some advisers may pay us more or less than others, however, the maximum fee that we currently receive is at the annual rate of 0.25% of the average aggregate amount invested by us in the Investment Options.
(7)The Investment Option has both Class 1 shares and Class 2 shares. Class 2 shares pay a 12b-1 fee of up to 0.25% of its average daily assets. Class 1 shares do not pay a 12b-1 fee.
(8)Not currently available.
(9)The Fund's administrator has contractually agreed to waive or limit its fee and to assume as its own expense certain expenses of the Fund, so that common annual operating expenses of the fund do not exceed 0.10% (other than certain non-routine expenses or costs, including those relating to litigation, indemnification, reorganizations, and liquidations) until April 30, 2010. The Fund does not pay management fees but will indirectly bear its proportionate share of any management fees and other expenses paid by the underlying funds (or "acquired funds") in which it invests. Acquired funds' estimated fees and expenses are based on the acquired funds' expenses for the fiscal year ended December 31, 2008.
(10)OpCap Advisors has contractually agreed to reduce the total annual portfolio operating expenses to the extent they would exceed 1.00% (net of any expenses offset by earnings credits from the custodian bank) of the Portfolio's average daily net assets. This reduction of annual portfolio operating expenses is guaranteed by OpCap Advisors through December 31, 2015. Net portfolio operating expenses do not reflect a reduction of custody expenses offset by custody credits earned on cash balances at the custodian bank.
(11)Acquired fund fees and expenses (underlying fund expenses) for the Portfolio are based upon an allocation of the Portfolio's assets among the underlying funds and upon the total annual operating expenses of the institutional class shares of these underlying funds. Acquired fund fees and expenses will vary with changes in the expenses of the underlying funds, as well as allocation of the Portfolio's assets, and may be higher or lower than those shown above.


(12)PIMCO has contractually agreed to waive or reduce the advisory fee and/or administration fee. PIMCO may recoup these waivers in future periods, not exceeding three years, provided total expenses, including such recoupment, does not exceed the annual expense limit. See the Investment Option prospectus for further information.



       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

This table describes, in detail, the annual expenses for each of the AZL Fund of Funds. We show the expenses as a percentage of an Investment Option's average daily net assets. The underlying funds may pay 12b-1 fees to the distributor of the Contracts for distribution and/or administrative services. The underlying funds do not pay service fees or 12b-1 fees to the AZL Fund of Funds and the AZL Fund of Funds do not pay service fees or 12b-1 fees. The underlying funds of the AZL Fund of Funds may pay service fees to the insurance companies issuing variable contracts, or their affiliates, for providing customer service and other administrative services to contract purchasers. The amount of such service fees may vary depending on the underlying fund.


INVESTMENT OPTION MANAGEMENT FEES  RULE  OTHER EXPENSES TOTAL ACQUIRED FUND     TOTAL ANNUAL       AMOUNT OF       TOTAL ANNUAL
                                  12B-1                         FEES AND     OPERATING EXPENSES   CONTRACTUAL   OPERATING EXPENSES
                                  FEES*                       EXPENSES[(2)]  BEFORE CONTRACTUAL   FEE WAIVERS    AFTER CONTRACTUAL
                                                                               FEE WAIVERS OR         AND         FEE WAIVERS OR
                                                                                  EXPENSE        REIMBURSEMENTS       EXPENSE
                                                                               REIMBURSEMENTS                     REIMBURSEMENTS
FUND OF FUNDS
AZL Fusion              .20         -         .04        .24           1.25                 1.49       -                       1.49
Balanced
Fund[(1),(3)]
AZL Fusion Growth       .20         -         .03        .23           1.36                 1.59       -                       1.59
Fund[(1),(3)]
AZL Fusion              .20         -         .04        .24           1.29                 1.53       -                       1.53
Moderate
Fund[(1),(3)]

* The 12b-1 fees cover certain distribution and shareholder support services provided by the companies selling Contracts. Our principal underwriter, Allianz Life Financial Services, LLC, will receive 12b-1 fees.
(1)Allianz Investment Management LLC (AZL), the Investment Option's investment adviser, and the Investment Option have entered into a written contract limiting operating expenses (excluding certain fund expenses including, but not limited to, any taxes, interest, brokerage fees or extraordinary expenses) from exceeding 0.35% for the AZL Fusion Conservative Fund, 0.30% for the other three Fusion Funds, and 0.20% for the AZL Allianz Global Investors Select Fund, AZL Balanced Index Strategy Fund, and the AZL Moderate Index Strategy Fund, through at least April 30, 2010. The operating expenses covered by the expense limitation include fees deducted from fund assets such as audit fees and payments to outside trustees, but do not include the operating expenses of other investment companies in which the funds may invest (acquired fund fees and expenses). Acquired fund fees and expenses are incurred indirectly by the Investment Option(s) through the Investment Option's investment in permitted underlying funds. Accordingly, acquired fees and expenses affect the Investment Option's total returns. The Investment Option is authorized to reimburse AZL for fees previously waived and/or for the cost of other expenses paid by AZL provided that such reimbursement will not cause the Investment Option to exceed the expense limits in effect at the time of such reimbursement. AZL may request and receive reimbursement of fees waived or limited and other reimbursements made by AZL. The Investment Option's ability to reimburse AZL in this manner only applies to fees paid or reimbursement made by AZL within the three fiscal years prior to the date of such reimbursement.
(2)Persons with Contract Value allocated to the AZL Fund of Funds will also indirectly pay the expenses of the underlying funds. The underlying fund fees and expenses are an estimate. These expenses will vary, depending upon the allocation of assets to individual underlying funds. In addition, it can be expected that underlying funds may be added or deleted as investments, with a resulting change in expenses. The investment advisers to the underlying funds or their affiliates may pay "service fees" to Allianz Life or its affiliates for providing customer service and other administrative services to Contract purchasers. The amount of such fees may vary by underlying fund. The underlying funds may also pay Rule 12b-1 distribution fees to the distributor of the Contracts. The underlying funds do not pay service fees or 12b-1 fees to the AZL Fund of Funds and the AZL Fund of Funds do not pay service fees or 12b-1 fees.
(3)Effective December 1, 2008, (effective April 27, 2009, for AZL Fusion Conservative Fund) the Manager and the Fund entered into a written agreement whereby the Manager has voluntarily reduced the management fee to 0.15% through April 30, 2010. If this voluntary fee reduction were reflected in the table, the net annual operating expenses would be lower.




       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

APPENDIX B - CONDENSED FINANCIAL INFORMATION
The financial statements of Allianz Life Insurance Company of New York and the financial statements of Allianz Life of NY Variable Account C may be found in the Statement of Additional Information.

Accumulation Unit value (AUV) information corresponding to the highest and lowest combination of charges for the Contract currently offered by this prospectus is listed in the tables below. You can find AUV information corresponding to the additional combinations of charges in the appendix to the Statement of Additional Information.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in the Statement of Additional Information. The Statement of Additional Information is available without charge by contacting us at the telephone number or address listed at the back of this prospectus.


* KEY TO BENEFIT OPTION                                   SEPARATE ACCOUNT ANNUAL EXPENSES
Allianz Advantage with the Traditional GMDB and No GBP                 1.65%
Allianz Advantage with the Enhanced GMDB and Enhanced GBP              2.50%

(Number of Accumulation Units in thousands)



BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

AZL AIM International Equity Fund
1.65%
 12/31/2004 10.093 12.124        0
 12/31/2005 12.124 13.877        1
 12/31/2006 13.877 17.342        8
 12/31/2007 17.342 19.551        4
 12/31/2008 19.551 11.248        4
2.50%
 12/31/2004  9.950 11.851        6
 12/31/2005 11.851 13.451        3
 12/31/2006 13.451 16.667       67
 12/31/2007 16.667 18.630        9
 12/31/2008 18.630 10.628        8
AZL BlackRock Capital Appreciation Fund
1.65%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.947        0
 12/31/2006 11.947 11.937        1
 12/31/2007 11.937 13.023        1
 12/31/2008 13.023  8.150        1
2.50%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.879        1
 12/31/2006 11.879 11.769        6
 12/31/2007 11.769 12.730        3
 12/31/2008 12.730  7.899        2


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

AZL BlackRock Growth Fund
1.65%
 12/31/2004 10.117 10.755        0
 12/31/2005 10.755 11.749        0
 12/31/2006 11.749 11.638        0
 12/31/2007 11.638 13.166        5
 12/31/2008 13.166  5.089        4
2.50%
 12/31/2004  9.974 10.513        4
 12/31/2005 10.513 11.388       10
 12/31/2006 11.388 11.185       20
 12/31/2007 11.185 12.546       86
 12/31/2008 12.546  4.808       44
AZL Columbia Mid Cap Value Fund
1.65%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.060        2
 12/31/2007 10.060 10.276        2
 12/31/2008 10.276  4.836        2
2.50%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.003        3
 12/31/2007 10.003 10.130        6
 12/31/2008 10.130  4.727        8

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

                                       70

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

AZL Columbia Small Cap Value Fund
1.65%
 12/31/2004    N/A 12.038        1
 12/31/2005 12.038 12.243        1
 12/31/2006 12.243 13.657        3
 12/31/2007 13.657 12.326        3
 12/31/2008 12.326  8.233        3
2.50%
 12/31/2004    N/A 11.969        1
 12/31/2005 11.969 12.070       13
 12/31/2006 12.070 13.351       21
 12/31/2007 13.351 11.947       15
 12/31/2008 11.947  7.913       14
AZL Columbia Technology Fund
1.65%
 12/31/2004  8.685  8.173        0
 12/31/2005  8.173  8.096        0
 12/31/2006  8.096  8.167        2
 12/31/2007  8.167  9.860        2
 12/31/2008  9.860  4.788        2
2.50%
 12/31/2004  8.527  7.956        1
 12/31/2005  7.956  7.814        4
 12/31/2006  7.814  7.817        4
 12/31/2007  7.817  9.357       14
 12/31/2008  9.357  4.505       61
AZL Davis NY Venture Fund
1.65%
 12/31/2004  9.911 10.778        0
 12/31/2005 10.778 11.629        5
 12/31/2006 11.629 13.030       23
 12/31/2007 13.030 13.347       18
 12/31/2008 13.347  7.811       26
2.50%
 12/31/2004  9.731 10.492        7
 12/31/2005 10.492 11.224       40
 12/31/2006 11.224 12.471      157
 12/31/2007 12.471 12.666       83
 12/31/2008 12.666  7.349       99
AZL Dreyfus Equity Growth Fund
1.65%
 12/31/2004  8.765  9.287        0
 12/31/2005  9.287  9.552        0
 12/31/2006  9.552 10.611        8
 12/31/2007 10.611 11.350        9
 12/31/2008 11.350  6.516        8
2.50%
 12/31/2004  8.606  9.040        2
 12/31/2005  9.040  9.220        5
 12/31/2006  9.220 10.156       20
 12/31/2007 10.156 10.770       45
 12/31/2008 10.770  6.131       42
AZL First Trust Target Double Play Fund
1.65%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A  9.919        0
 12/31/2007  9.919 10.582        0
 12/31/2008 10.582  4.824        0

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

2.50%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A  9.919        0
 12/31/2007  9.919 10.491        7
 12/31/2008 10.491  4.742        7
AZL Franklin Small Cap Value Fund
1.65%
 12/31/2004 12.696 15.372        1
 12/31/2005 15.372 16.185        2
 12/31/2006 16.185 18.375        4
 12/31/2007 18.375 17.282        4
 12/31/2008 17.282 11.265        5
2.50%
 12/31/2004 12.624 15.155        1
 12/31/2005 15.155 15.821       11
 12/31/2006 15.821 17.810       20
 12/31/2007 17.810 16.609       25
 12/31/2008 16.609 10.734       37
AZL Fusion Balanced Fund
1.65%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.612        1
 12/31/2006 10.612 11.429       24
 12/31/2007 11.429 12.041       35
 12/31/2008 12.041  8.593       33
2.50%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.551        6
 12/31/2006 10.551 11.268       48
 12/31/2007 11.268 11.770      135
 12/31/2008 11.770  8.328      131
AZL Fusion Growth Fund
1.65%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.087        2
 12/31/2006 11.087 12.237        7
 12/31/2007 12.237 12.728       15
 12/31/2008 12.728  7.644       17
2.50%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.023       22
 12/31/2006 11.023 12.064      248
 12/31/2007 12.064 12.442      323
 12/31/2008 12.442  7.409      345
AZL Fusion Moderate Fund
1.65%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.790        5
 12/31/2006 10.790 11.751       77
 12/31/2007 11.751 12.313       89
 12/31/2008 12.313  8.144      101
2.50%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.728      140
 12/31/2006 10.728 11.585      259
 12/31/2007 11.585 12.037      266
 12/31/2008 12.037  7.894      264

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

AZL Jennison 20/20 Focus Fund
1.65%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 12.225        1
 12/31/2006 12.225 13.563        2
 12/31/2007 13.563 14.772        2
 12/31/2008 14.772  8.702        4
2.50%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 12.156        2
 12/31/2006 12.156 13.372        6
 12/31/2007 13.372 14.440       10
 12/31/2008 14.440  8.434       34
AZL JPMorgan Large Cap Equity Fund
1.65%
 12/31/2004 10.015 11.343        0
 12/31/2005 11.343 11.857        2
 12/31/2006 11.857 12.446        5
 12/31/2007 12.446 11.483        9
 12/31/2008 11.483  5.095        8
2.50%
 12/31/2004  9.832 11.042        1
 12/31/2005 11.042 11.445       14
 12/31/2006 11.445 11.912       27
 12/31/2007 11.912 10.897       26
 12/31/2008 10.897  4.794       27
AZL JPMorgan U.S. Equity Fund
1.65%
 12/31/2004    N/A 10.741        0
 12/31/2005 10.741 11.141        0
 12/31/2006 11.141 12.559        1
 12/31/2007 12.559 12.821        1
 12/31/2008 12.821  7.733        1
2.50%
 12/31/2004    N/A 10.680        5
 12/31/2005 10.680 10.984       20
 12/31/2006 10.984 12.277       54
 12/31/2007 12.277 12.427       53
 12/31/2008 12.427  7.432       52
AZL Money Market Fund
1.65%
 12/31/2004  9.923  9.826        8
 12/31/2005  9.826  9.914       32
 12/31/2006  9.914 10.185       46
 12/31/2007 10.185 10.499       50
 12/31/2008 10.499 10.579       68
2.50%
 12/31/2004  9.677  9.501       51
 12/31/2005  9.501  9.505       55
 12/31/2006  9.505  9.683      102
 12/31/2007  9.683  9.896      240
 12/31/2008  9.896  9.887      774
AZL NACM International Fund
1.65%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.455        0
 12/31/2008  9.455  5.123        0

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

2.50%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.401        0
 12/31/2008  9.401  5.051        0
AZL OCC Opportunity Fund
1.65%
 12/31/2004 12.752 13.516        1
 12/31/2005 13.516 13.971        1
 12/31/2006 13.971 15.348        6
 12/31/2007 15.348 16.437        2
 12/31/2008 16.437  8.544        2
2.50%
 12/31/2004 12.572 13.213        8
 12/31/2005 13.213 13.542       16
 12/31/2006 13.542 14.751       89
 12/31/2007 14.751 15.663       24
 12/31/2008 15.663  8.072       38
AZL Oppenheimer Global Fund
1.65%
 12/31/2004    N/A 11.452        1
 12/31/2005 11.452 12.687        2
 12/31/2006 12.687 14.513        4
 12/31/2007 14.513 15.096        8
 12/31/2008 15.096  8.753        8
2.50%
 12/31/2004    N/A 11.387        5
 12/31/2005 11.387 12.509       18
 12/31/2006 12.509 14.188       35
 12/31/2007 14.188 14.633       30
 12/31/2008 14.633  8.412       31
AZL Oppenheimer International Growth Fund
1.65%
 12/31/2004 11.392 12.828        0
 12/31/2005 12.828 14.408        1
 12/31/2006 14.408 18.281        1
 12/31/2007 18.281 20.190        3
 12/31/2008 20.190 11.092        3
2.50%
 12/31/2004 11.185 12.488        1
 12/31/2005 12.488 13.907        6
 12/31/2006 13.907 17.496        9
 12/31/2007 17.496 19.159       19
 12/31/2008 19.159 10.436       18
AZL PIMCO Fundamental IndexPLUS Total Return Fund
1.65%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 11.063        0
 12/31/2007 11.063 11.606        0
 12/31/2008 11.606  6.751        1
2.50%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 11.000        2
 12/31/2007 11.000 11.441        1
 12/31/2008 11.441  6.599       18


       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

AZL S&P 500 Index Fund
1.65%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.865        0
 12/31/2008  9.865  6.053        7
2.50%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.809        0
 12/31/2008  9.809  5.968       39
AZL Schroder Emerging Markets Equity Fund
1.65%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.454       11
 12/31/2007 10.454 13.399       19
 12/31/2008 13.399  6.341       11
2.50%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 10.395      103
 12/31/2007 10.395 13.209      325
 12/31/2008 13.209  6.198       49
AZL Schroder International Small Cap Fund
1.65%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.227        0
 12/31/2008  9.227  4.939        0
2.50%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.175        0
 12/31/2008  9.175  4.870        0
AZL Small Cap Stock Index Fund
1.65%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.314        0
 12/31/2008  9.314  6.326        5
2.50%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.261        1
 12/31/2008  9.261  6.237       37
AZL TargetPLUS Balanced Fund
1.65%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A 10.100        0
 12/31/2008 10.100  7.510        0

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

2.50%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A 10.042        0
 12/31/2008 10.042  7.404        0
AZL TargetPLUS Equity Fund
1.65%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A  9.919        0
 12/31/2007  9.919 10.498        0
 12/31/2008 10.498  5.315        0
2.50%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A  9.919        0
 12/31/2007  9.919 10.408        2
 12/31/2008 10.408  5.225        3
AZL TargetPLUS Growth Fund
1.65%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.923        0
 12/31/2008  9.923  5.917        0
2.50%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.866        0
 12/31/2008  9.866  5.833        0
AZL TargetPLUS Moderate Fund
1.65%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A 10.063        0
 12/31/2008 10.063  6.694        0
2.50%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A 10.005        0
 12/31/2008 10.005  6.599        0
AZL Turner Quantitative Small Cap Growth Fund
1.65%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.106        0
 12/31/2006 11.106 12.161        4
 12/31/2007 12.161 12.687        4
 12/31/2008 12.687  7.069        4
2.50%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.043        3
 12/31/2006 11.043 11.989       11
 12/31/2007 11.989 12.402        9
 12/31/2008 12.402  6.852        9


       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

AZL Van Kampen Comstock Fund
1.65%
 12/31/2004  9.445 10.880        0
 12/31/2005 10.880 11.122        3
 12/31/2006 11.122 12.665        8
 12/31/2007 12.665 12.181       11
 12/31/2008 12.181  7.646       11
2.50%
 12/31/2004  9.233 10.545       20
 12/31/2005 10.545 10.689       39
 12/31/2006 10.689 12.070       51
 12/31/2007 12.070 11.509       65
 12/31/2008 11.509  7.163       58
AZL Van Kampen Equity and Income Fund
1.65%
 12/31/2004    N/A 10.792        0
 12/31/2005 10.792 11.332        2
 12/31/2006 11.332 12.543        4
 12/31/2007 12.543 12.715        3
 12/31/2008 12.715  9.515        3
2.50%
 12/31/2004    N/A 10.730        3
 12/31/2005 10.730 11.173       11
 12/31/2006 11.173 12.262       25
 12/31/2007 12.262 12.324       27
 12/31/2008 12.324  9.144       25
AZL Van Kampen Global Franchise Fund
1.65%
 12/31/2004 12.254 13.524        0
 12/31/2005 13.524 14.852        1
 12/31/2006 14.852 17.715        2
 12/31/2007 17.715 19.135        1
 12/31/2008 19.135 13.445        1
2.50%
 12/31/2004 12.184 13.333        9
 12/31/2005 13.333 14.519       26
 12/31/2006 14.519 17.171       48
 12/31/2007 17.171 18.389       54
 12/31/2008 18.389 12.811       50
AZL Van Kampen Global Real Estate Fund
1.65%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 12.032        8
 12/31/2007 12.032 10.806        8
 12/31/2008 10.806  5.758        7
2.50%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A 11.963       91
 12/31/2007 11.963 10.653       17
 12/31/2008 10.653  5.628       16
AZL Van Kampen Growth and Income Fund
1.65%
 12/31/2004 10.151 11.364        1
 12/31/2005 11.364 12.212        4
 12/31/2006 12.212 13.922        6
 12/31/2007 13.922 14.055       12
 12/31/2008 14.055  9.282       12

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

2.50%
 12/31/2004  9.924 11.015        8
 12/31/2005 11.015 11.736       17
 12/31/2006 11.736 13.267       28
 12/31/2007 13.267 13.279       24
 12/31/2008 13.279  8.696       19
AZL Van Kampen Mid Cap Growth Fund
1.65%
 12/31/2004  8.947 10.669        0
 12/31/2005 10.669 12.335        2
 12/31/2006 12.335 13.251        7
 12/31/2007 13.251 15.925       22
 12/31/2008 15.925  8.064       11
2.50%
 12/31/2004  8.746 10.341        4
 12/31/2005 10.341 11.855       15
 12/31/2006 11.855 12.628       30
 12/31/2007 12.628 15.046      303
 12/31/2008 15.046  7.554       81
BlackRock Global Allocation V.I. Fund
1.65%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.906        0
2.50%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A    N/A      N/A
 12/31/2008    N/A  7.861        1
Davis VA Financial Portfolio
1.65%
 12/31/2004  9.810 10.645        0
 12/31/2005 10.645 11.349        0
 12/31/2006 11.349 13.229        0
 12/31/2007 13.229 12.225        0
 12/31/2008 12.225  6.450        1
2.50%
 12/31/2004  9.568 10.293        1
 12/31/2005 10.293 10.881       13
 12/31/2006 10.881 12.577       29
 12/31/2007 12.577 11.524       21
 12/31/2008 11.524  6.028       43
Davis VA Value Portfolio
1.65%
 12/31/2004  9.300 10.275        0
 12/31/2005 10.275 11.062        0
 12/31/2006 11.062 12.513        0
 12/31/2007 12.513 12.878        0
 12/31/2008 12.878  7.559        0
2.50%
 12/31/2004  9.069  9.936        0
 12/31/2005  9.936 10.606        0
 12/31/2006 10.606 11.897        0
 12/31/2007 11.897 12.139        0
 12/31/2008 12.139  7.065        0

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

Franklin Global Real Estate Securities Fund
1.65%
 12/31/2004 38.244 49.578        0
 12/31/2005 49.578 55.341        1
 12/31/2006 55.341 65.643        2
 12/31/2007 65.643 51.094        1
 12/31/2008 51.094 28.951        1
2.50%
 12/31/2004 33.729 43.355        4
 12/31/2005 43.355 47.986        7
 12/31/2006 47.986 56.438        8
 12/31/2007 56.438 43.555        7
 12/31/2008 43.555 24.470        7
Franklin Growth and Income Securities Fund
1.65%
 12/31/2004 28.981 31.531        3
 12/31/2005 31.531 32.106        4
 12/31/2006 32.106 36.873        3
 12/31/2007 36.873 34.922        4
 12/31/2008 34.922 22.278        4
2.50%
 12/31/2004 25.560 27.573        1
 12/31/2005 27.573 27.839        5
 12/31/2006 27.839 31.703        5
 12/31/2007 31.703 29.770        8
 12/31/2008 29.770 18.829        7
Franklin High Income Securities Fund
1.65%
 12/31/2004 20.292 21.930       34
 12/31/2005 21.930 22.287       29
 12/31/2006 22.287 23.976       32
 12/31/2007 23.976 24.222       30
 12/31/2008 24.222 18.255       21
2.50%
 12/31/2004 17.897 19.177        3
 12/31/2005 19.177 19.325        8
 12/31/2006 19.325 20.614       16
 12/31/2007 20.614 20.648       11
 12/31/2008 20.648 15.430       11
Franklin Income Securities Fund
1.65%
 12/31/2004 34.826 39.001       11
 12/31/2005 39.001 38.980       41
 12/31/2006 38.980 45.337       60
 12/31/2007 45.337 46.266       47
 12/31/2008 46.266 32.012       36
2.50%
 12/31/2004 30.716 34.105        6
 12/31/2005 34.105 33.799       12
 12/31/2006 33.799 38.980       49
 12/31/2007 38.980 39.440       36
 12/31/2008 39.440 27.057       42
Franklin Large Cap Growth Securities Fund
1.65%
 12/31/2004 17.024 18.073        2
 12/31/2005 18.073 17.967        3
 12/31/2006 17.967 19.599        3
 12/31/2007 19.599 20.478        4
 12/31/2008 20.478 13.187        3

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

2.50%
 12/31/2004 15.950 16.789        5
 12/31/2005 16.789 16.549       12
 12/31/2006 16.549 17.900       16
 12/31/2007 17.900 18.543        9
 12/31/2008 18.543 11.840        8
Franklin Rising Dividends Securities Fund
1.65%
 12/31/2004 29.111 31.783       29
 12/31/2005 31.783 32.335       42
 12/31/2006 32.335 37.254       52
 12/31/2007 37.254 35.656       44
 12/31/2008 35.656 25.567       33
2.50%
 12/31/2004 26.301 28.471       10
 12/31/2005 28.471 28.721       18
 12/31/2006 28.721 32.811       19
 12/31/2007 32.811 31.136       11
 12/31/2008 31.136 22.137       11
Franklin Small Cap Value Securities Fund
1.65%
 12/31/2004 12.267 14.931        2
 12/31/2005 14.931 15.975        2
 12/31/2006 15.975 18.383        2
 12/31/2007 18.383 17.650        2
 12/31/2008 17.650 11.629        2
2.50%
 12/31/2004 11.690 14.108        6
 12/31/2005 14.108 14.966        6
 12/31/2006 14.966 17.077        5
 12/31/2007 17.077 16.257        3
 12/31/2008 16.257 10.620        3
Franklin Small-Mid Cap Growth Securities Fund
1.65%
 12/31/2004 18.581 20.374        0
 12/31/2005 20.374 21.000        0
 12/31/2006 21.000 22.453        1
 12/31/2007 22.453 24.566        1
 12/31/2008 24.566 13.895        1
2.50%
 12/31/2004 17.334 18.845        2
 12/31/2005 18.845 19.261        4
 12/31/2006 19.261 20.419        4
 12/31/2007 20.419 22.151        3
 12/31/2008 22.151 12.423        3
Franklin Templeton VIP Founding Funds Allocation Fund
1.65%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.235        0
 12/31/2008  9.235  5.825        3
2.50%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A  9.196        4
 12/31/2008  9.196  5.751        6


       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

Franklin U.S. Government Fund
1.65%
 12/31/2004 22.675 23.078       19
 12/31/2005 23.078 23.247       28
 12/31/2006 23.247 23.786       32
 12/31/2007 23.786 24.940       27
 12/31/2008 24.940 26.393       27
2.50%
 12/31/2004 19.999 20.181        1
 12/31/2005 20.181 20.157        5
 12/31/2006 20.157 20.451        7
 12/31/2007 20.451 21.261        5
 12/31/2008 21.261 22.308        6
Franklin Zero Coupon Fund 2010
1.65%
 12/31/2004 34.350 35.381        0
 12/31/2005 35.381 35.338        0
 12/31/2006 35.338 35.704        1
 12/31/2007 35.704 38.144        1
 12/31/2008 38.144 40.331        2
2.50%
 12/31/2004 30.296 30.939        0
 12/31/2005 30.939 30.641        0
 12/31/2006 30.641 30.697        1
 12/31/2007 30.697 32.516        4
 12/31/2008 32.516 34.089       33
Mutual Global Discovery Securities Fund
1.65%
 12/31/2004 16.442 19.115        0
 12/31/2005 19.115 21.805        2
 12/31/2006 21.805 26.394        7
 12/31/2007 26.394 29.036       13
 12/31/2008 29.036 20.433       12
2.50%
 12/31/2004 15.472 17.835        4
 12/31/2005 17.835 20.173       13
 12/31/2006 20.173 24.212       30
 12/31/2007 24.212 26.409       46
 12/31/2008 26.409 18.427       48
Mutual Shares Securities Fund
1.65%
 12/31/2004 16.461 18.237        4
 12/31/2005 18.237 19.832        7
 12/31/2006 19.832 23.094       19
 12/31/2007 23.094 23.505       27
 12/31/2008 23.505 14.540       20
2.50%
 12/31/2004 15.491 17.015       11
 12/31/2005 17.015 18.348       26
 12/31/2006 18.348 21.185      107
 12/31/2007 21.185 21.378       94
 12/31/2008 21.378 13.112      143
OpCap Mid Cap Portfolio
1.65%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A  9.992        0
 12/31/2007  9.992 10.539        0
 12/31/2008 10.539  6.046        0

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

2.50%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A  9.936        2
 12/31/2007  9.936 10.390       17
 12/31/2008 10.390  5.910       15
Oppenheimer Global Securities Fund/VA
1.65%
 12/31/2004  9.322 10.926        2
 12/31/2005 10.926 12.285        2
 12/31/2006 12.285 14.222        2
 12/31/2007 14.222 14.872        0
 12/31/2008 14.872  8.749        0
2.50%
 12/31/2004  9.091 10.565        0
 12/31/2005 10.565 11.779        0
 12/31/2006 11.779 13.521        0
 12/31/2007 13.521 14.019        0
 12/31/2008 14.019  8.177        0
Oppenheimer High Income Fund/VA
1.65%
 12/31/2004 11.082 11.877        0
 12/31/2005 11.877 11.954        0
 12/31/2006 11.954 12.867        0
 12/31/2007 12.867 12.642        0
 12/31/2008 12.642  2.652        0
2.50%
 12/31/2004 10.808 11.485        2
 12/31/2005 11.485 11.461        0
 12/31/2006 11.461 12.233        0
 12/31/2007 12.233 11.917        0
 12/31/2008 11.917  2.479        0
Oppenheimer Main Street Fund/VA
1.65%
 12/31/2004  8.671  9.335        0
 12/31/2005  9.335  9.732        0
 12/31/2006  9.732 11.011        0
 12/31/2007 11.011 11.309        0
 12/31/2008 11.309  6.844        0
2.50%
 12/31/2004  8.456  9.027       19
 12/31/2005  9.027  9.331       19
 12/31/2006  9.331 10.469       17
 12/31/2007 10.469 10.660       17
 12/31/2008 10.660  6.397       16
PIMCO VIT All Asset Portfolio
1.65%
 12/31/2004    N/A 11.858        1
 12/31/2005 11.858 12.391        1
 12/31/2006 12.391 12.757        1
 12/31/2007 12.757 13.592        0
 12/31/2008 13.592 11.251        1
2.50%
 12/31/2004    N/A 11.791        2
 12/31/2005 11.791 12.217       12
 12/31/2006 12.217 12.471       16
 12/31/2007 12.471 13.174       23
 12/31/2008 13.174 10.812       25


       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

PIMCO VIT CommodityRealReturn Strategy Portfolio
1.65%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 11.018        1
 12/31/2006 11.018 10.502        5
 12/31/2007 10.502 12.730        4
 12/31/2008 12.730  7.038        6
2.50%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.955        4
 12/31/2006 10.955 10.354       15
 12/31/2007 10.354 12.444       16
 12/31/2008 12.444  6.822       21
PIMCO VIT Emerging Markets Bond Portfolio
1.65%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.909        0
 12/31/2006 10.909 11.727        2
 12/31/2007 11.727 12.205        3
 12/31/2008 12.205 10.253        3
2.50%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A 10.847        3
 12/31/2006 10.847 11.561        4
 12/31/2007 11.561 11.931        0
 12/31/2008 11.931  9.937        0
PIMCO VIT Global Bond Portfolio (Unhedged)
1.65%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A  9.333        1
 12/31/2006  9.333  9.608        1
 12/31/2007  9.608 10.371        0
 12/31/2008 10.371 10.114        5
2.50%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A  9.280        0
 12/31/2006  9.280  9.472        3
 12/31/2007  9.472 10.138        2
 12/31/2008 10.138  9.803        3
PIMCO VIT High Yield Portfolio
1.65%
 12/31/2004 11.497 12.390        1
 12/31/2005 12.390 12.691        2
 12/31/2006 12.691 13.620        2
 12/31/2007 13.620 13.867        2
 12/31/2008 13.867 10.428        2
2.50%
 12/31/2004 11.213 11.981        5
 12/31/2005 11.981 12.168       10
 12/31/2006 12.168 12.949        9
 12/31/2007 12.949 13.071       10
 12/31/2008 13.071  9.747       19
PIMCO VIT Real Return Portfolio
1.65%
 12/31/2004 10.499 11.247        8
 12/31/2005 11.247 11.296       11
 12/31/2006 11.296 11.191       15
 12/31/2007 11.191 12.181       16
 12/31/2008 12.181 11.136       18

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

2.50%
 12/31/2004 10.439 11.088       22
 12/31/2005 11.088 11.042       32
 12/31/2006 11.042 10.847       29
 12/31/2007 10.847 11.706       31
 12/31/2008 11.706 10.611       36
PIMCO VIT StocksPLUS Growth and Income Portfolio
1.65%
 12/31/2004  8.688  9.470        0
 12/31/2005  9.470  9.640        0
 12/31/2006  9.640 10.895        0
 12/31/2007 10.895 11.451        0
 12/31/2008 11.451  6.462        0
2.50%
 12/31/2004  8.473  9.157        0
 12/31/2005  9.157  9.243        0
 12/31/2006  9.243 10.358        0
 12/31/2007 10.358 10.794        0
 12/31/2008 10.794  6.039        0
PIMCO VIT Total Return Portfolio
1.65%
 12/31/2004 11.816 12.191        5
 12/31/2005 12.191 12.286        8
 12/31/2006 12.286 12.551       13
 12/31/2007 12.551 13.426        8
 12/31/2008 13.426 13.840        9
2.50%
 12/31/2004 11.524 11.788       12
 12/31/2005 11.788 11.780       27
 12/31/2006 11.780 11.933       36
 12/31/2007 11.933 12.656       32
 12/31/2008 12.656 12.935       37
Seligman Smaller-Cap Value Portfolio
1.65%
 12/31/2004 14.777 17.434        1
 12/31/2005 17.434 16.468        1
 12/31/2006 16.468 19.640        1
 12/31/2007 19.640 20.118        1
 12/31/2008 20.118 11.965        1
2.50%
 12/31/2004 14.411 16.859        1
 12/31/2005 16.859 15.789        1
 12/31/2006 15.789 18.672        1
 12/31/2007 18.672 18.963        1
 12/31/2008 18.963 11.183        1
SP International Growth Portfolio
1.65%
 12/31/2004  5.554  6.344        0
 12/31/2005  6.344  7.226        0
 12/31/2006  7.226  8.542        0
 12/31/2007  8.542 10.008        0
 12/31/2008 10.008  4.874        0
2.50%
 12/31/2004  5.412  6.129        0
 12/31/2005  6.129  6.923        0
 12/31/2006  6.923  8.114        0
 12/31/2007  8.114  9.426        8
 12/31/2008  9.426  4.552        0


       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

SP Strategic Partners Focused Growth Portfolio
1.65%
 12/31/2004  5.956  6.438        0
 12/31/2005  6.438  7.272        0
 12/31/2006  7.272  7.074        0
 12/31/2007  7.074  7.979        0
 12/31/2008  7.979  4.823        0
2.50%
 12/31/2004  5.803  6.220        2
 12/31/2005  6.220  6.967        2
 12/31/2006  6.967  6.720        2
 12/31/2007  6.720  7.515        2
 12/31/2008  7.515  4.504        3
Templeton Foreign Securities Fund
1.65%
 12/31/2004 18.055 21.049        1
 12/31/2005 21.049 22.811        2
 12/31/2006 22.811 27.251        2
 12/31/2007 27.251 30.946        2
 12/31/2008 30.946 18.148        2
2.50%
 12/31/2004 16.313 18.857        2
 12/31/2005 18.857 20.263        3
 12/31/2006 20.263 24.003        5
 12/31/2007 24.003 27.025        6
 12/31/2008 27.025 15.714        6


BENEFIT        PERIOD OR YEAR     AUV AT BEGINNING OF     AUV AT END OF     NUMBER OF ACCUMULATION UNITS OUTSTANDING AT END OF
OPTION *            ENDED               PERIOD               PERIOD                               PERIOD
INVESTMENT OPTION

Templeton Global Bond Securities Fund
1.65%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A 30.931        0
 12/31/2008 30.931 32.312        1
2.50%
 12/31/2004    N/A    N/A      N/A
 12/31/2005    N/A    N/A      N/A
 12/31/2006    N/A    N/A      N/A
 12/31/2007    N/A 26.483        0
 12/31/2008 26.483 27.431        2
Templeton Growth Securities Fund
1.65%
 12/31/2004 19.376 22.112       12
 12/31/2005 22.112 23.679       16
 12/31/2006 23.679 28.372       17
 12/31/2007 28.372 28.560       24
 12/31/2008 28.560 16.203       18
2.50%
 12/31/2004 17.826 20.171        9
 12/31/2005 20.171 21.418       15
 12/31/2006 21.418 25.446       70
 12/31/2007 25.446 25.397       49
 12/31/2008 25.397 14.286       69

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

APPENDIX C - GMIB AND GPWB VALUE CALCULATION EXAMPLES
o You purchase a Contract with an initial Purchase Payment of $100,000.
  You make no additional Purchase Payments and are the only Owner.
o The MAV on the ninth Contract Anniversary is $180,000.
o You take a partial withdrawal of $20,000 in the tenth Contract Year when the Contract Value (before the partial withdrawal) is $160,000. The withdrawal charge period on the initial Purchase Payment has expired so there is no withdrawal charge on this partial withdrawal.
o You take no other partial withdrawals.
o The Contract Value on the tenth Contract Anniversary is $140,000.
o You have not yet reached your 80th birthday as of the tenth Contract Anniversary.

NOTE: The M&E charges are higher for Contracts with the Enhanced GBP than for Contracts with the Traditional GBP. If the differences in these charges were reflected in the assumptions for these examples, the Contract Values would be lower for Contracts with the Enhanced GBP than for Contracts with the Traditional GBP.

TRADITIONAL GBP EXAMPLE:
On the tenth Contract Anniversary the Traditional GMIB value is equal to:
  Total Purchase Payments:..........................................$100,000
     Reduced proportionately by the percentage of Contract Value withdrawn:
     ($20,000 / $160,000) = 0.125 x $100,000 =.....................-  12,500
     Traditional GMIB value as of the tenth Contract Anniversary:...$ 87,500

The Traditional GMIB value is less than the Contract Value and, therefore, GMIB Payments would not be available. However, fixed Traditional Annuity Payments based on the $140,000 Contract Value would be available. GPWB Payments would be available, but you can withdraw more money under the partial withdrawal privilege.


ENHANCED GBP EXAMPLE:
On the tenth Contract Anniversary, the Enhanced GMIB value is equal to 1 or 2:
1)The 7% AIA:
  Initial Purchase Payment.......................................$100,000.00
     Increased by 7% on the first Contract Anniversary......x           1.07
           ......................................................$107,000.00
     Increased by 7% on the second Contract Anniversary.....x           1.07
           ......................................................$114,490.00
     Increased by 7% on the third Contract Anniversary......x           1.07
           ......................................................$122,504.30
     On the ninth Contract Anniversary the 7% AIA is.............$183,845.92
     Reduced proportionately by the percentage of Contract Value withdrawn:
     ($20,000 / $160,000) = 0.125 x $183,845.92 =..............-   22,980.74
           ......................................................$160,865.18
     Increased by 7% on the tenth Contract Anniversary......x           1.07
           ......................................................$172,125.74
     Verifying that the 7% AIA is within the maximum limit:
       2 times Purchase Payments: 2 x $100,000 =.........$200,000
       Reduced proportionately by the percentage of Contract Value withdrawn:
       ($20,000 / $160,000) = 0.125 x $200,000 =.......-   25,000
                                                         $175,000
       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

2)The MAV:
  The MAV on the ninth Contract Anniversary.........................$180,000
     Reduced proportionately by the percentage of Contract Value withdrawn:
     ($20,000 / $160,000) = 0.125 x $180,000 =....................-   22,500
           .........................................................$157,500

The 7% AIA is greater than the MAV, therefore, the Enhanced GMIB value on the tenth Contract Anniversary is equal to $172,125.74. However, it is possible that fixed Traditional Annuity Payments based on the $140,000 Contract Value may be more than GMIB Payments based on the 7% AIA depending on the current interest rates available at the time of annuitization. GPWB Payments would also be available, but GPWB Payments would be based on the greater of the MAV ($157,500) or the 5% AIA.

The 5% AIA:
  Initial Purchase Payment.......................................$100,000.00
     Increased by 5% on the first Contract Anniversary......x           1.05
           ......................................................$105,000.00
     Increased by 5% on the second Contract Anniversary.....x           1.05
           ......................................................$110,250.00
     Increased by 5% on the third Contract Anniversary......x           1.05
           ......................................................$115,762.50
     On the ninth Contract Anniversary the 5% AIA is.............$155,132.82
     Reduced proportionately by the percentage of Contract Value withdrawn:
     ($20,000 / $160,000) = 0.125 x $155,132.80 =..............-   19,391.60
           ......................................................$135,741.22
     Increased by 5% on the tenth Contract Anniversary......x           1.05
           ......................................................$142,528.28
     Verifying that the 5% AIA is within the maximum limit:
       2 times Purchase Payments made in the first five Contract
         Years: 2 x $100,000 =...........................$200,000
       Reduced proportionately by the percentage of Contract Value withdrawn:
       ($20,000 / $160,000) = 0.125 x $200,000 =......-    25,000
                                                         $175,000

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

APPENDIX D - DEATH BENEFIT CALCULATION EXAMPLES
o You purchase a Contract with an initial Purchase Payment of $100,000.
  You are the only Owner and are age 69 or younger on the Issue Date. You make no additional Purchase Payments.
o The MAV on the ninth Contract Anniversary is $180,000.
o You take a partial withdrawal of $20,000 in the tenth Contract Year when the Contract Value on the date of (but before the partial withdrawal) is $160,000. The withdrawal charge period on the initial Purchase Payment has expired so there is no withdrawal charge on this partial withdrawal. You take no other partial withdrawals.
o The Contract Value on the tenth Contract Anniversary is $140,000.

NOTE: We calculate the MAV only for Contracts with the Enhanced GMDB. The M&E charges are higher for Contracts with the Enhanced GMDB than for Contracts with the Traditional GMDB. If the differences in these charges were reflected above, the Contract Values would be lower for Contracts with the Enhanced GMDB than for Contracts with the Traditional GMDB.

IF YOU SELECTED THE TRADITIONAL GMDB:
We calculate the death benefit on the tenth Contract Anniversary as the greater of:
1)Contract Value............................................................
  $140,000
2)The Traditional GMDB value:
  Total Purchase Payments received..................................$100,000
     Reduced proportionately by the percentage of Contract Value withdrawn: ($20,000 / $160,000) = 0.125 x $100,000 =...........- 12,500
       .............................................................$ 87,500
Therefore, the death benefit that would be payable as of the tenth Contract Anniversary is the $140,000 Contract Value.

IF YOU SELECTED THE ENHANCED GMDB:
We calculate the death benefit on the tenth Contract Anniversary as the greater of:
1)Contract Value............................................................
  $140,000
2)The Enhanced GMDB value, which is the MAV:
  The MAV on the ninth Contract Anniversary.........................$180,000
     Reduced proportionately by the percentage of Contract Value withdrawn:
     ($20,000 / $160,000) = 0.125 x $180,000 =.....................-  22,500
       .............................................................$157,500
Therefore, the death benefit that would be payable as of the tenth Contract Anniversary is the 157,500 MAV.


       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

APPENDIX E - WITHDRAWAL CHARGE EXAMPLES
All of the following examples assume you purchase a Contract with an initial Purchase Payment of $100,000 and you make no additional Purchase Payments. The partial withdrawal privilege for each Contract Year is 15% of your Contract Value as of the immediately preceding Contract Anniversary, less any previous withdrawals taken during the current Contract Year under the partial withdrawal privilege or as a RMD payment. Any unused partial withdrawal privilege in one Contract Year does not carry over to the next Contract Year.

FULL WITHDRAWAL WHEN THE CONTRACT VALUE HAS DECLINED DUE TO A LOSS IN
  YOUR SELECTED INVESTMENT OPTIONS:
o You take a full withdrawal in the third Contract Year when the Contract Value is $90,000 and the withdrawal charge is 6%. You have taken no other withdrawals from the Contract.
o There are no Purchase Payments that are beyond the withdrawal charge period. Because this is a full withdrawal, we assess the withdrawal charge against the entire Withdrawal Charge Basis.

We calculate the withdrawal charge as follows:
  The Withdrawal Charge Basis is equal to the lesser of:
    Total Purchase Payments less any Purchase Payments withdrawn that were subject to a
withdrawal charge = $100,000 - $0 = .....................$100,000
    The Contract Value, less any amounts available under the partial withdrawal privilege =
$90,000 - (15% x $90,000) = $90,000 - $13,500 =...........$76,500
  Withdrawal Charge Basis.....................................$76,500
  Multiplied by the withdrawal charge......................x       6%
       ......................................................$  4,590
Therefore, we would withdraw $90,000 from the Contract and pay you $85,410 ($90,000 less the $4,590 withdrawal charge).

PARTIAL WITHDRAWAL UNDER THE PARTIAL WITHDRAWAL PRIVILEGE FOLLOWED BY A
  FULL WITHDRAWAL:
o You take a partial withdrawal of $9,000 in the second Contract Year when the Contract Value is $110,000. The total amount available under the partial withdrawal privilege at this time is equal to 15% x $110,000 = $16,500. The $9,000 withdrawn is not subject to a withdrawal charge.
o You take a full withdrawal in the third Contract Year when the Contract Value is $90,000 and the withdrawal charge is 6%. At this time there are no Purchase Payments that are beyond the withdrawal charge period. Because this is a full withdrawal, we assess the withdrawal charge against the entire Withdrawal Charge Basis.

We calculate the withdrawal charge for the full withdrawal as follows:
  The Withdrawal Charge Basis is equal to the lesser of:
    Total Purchase Payments less any Purchase Payments withdrawn that were subject to a
withdrawal charge = $100,000 - $0 = .....................$100,000
    The Contract Value, less any amounts available under the partial withdrawal privilege =
$90,000 - (15% x $90,000) = $90,000 - $13,500 =...........$76,500
  Withdrawal Charge Basis .....................................$76,500
  Multiplied by the withdrawal charge.......................x       6%
       .......................................................$  4,590
Therefore, upon the full withdrawal, we would withdraw $90,000 from the Contract and pay you $85,410 ($90,000 less the $4,590 withdrawal charge). In this example, your total distributions from the Contract after deducting the withdrawal charges are $94,410.

       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

PARTIAL WITHDRAWAL IN EXCESS OF THE PARTIAL WITHDRAWAL PRIVILEGE FOLLOWED
  BY A FULL WITHDRAWAL:
o You take a partial withdrawal of $25,000 in the second Contract Year when the Contract Value is $110,000 and the withdrawal charge is 6%. The total amount available under the partial withdrawal privilege at this time is equal to 15% x $110,000 = $16,500, so $8,500 of the withdrawal is subject to a withdrawal charge.

We calculate the withdrawal charge for the partial withdrawal as follows:
  The amount of the withdrawal that is subject to a withdrawal charge$8,500........................................................
  Multiplied by the withdrawal charge.......................x       6%
       ...........................................................$510
Therefore, we would withdraw $25,510 from the Contract and pay you $25,000.

o Continuing the example, assume you take a full withdrawal in the third Contract Year when the Contract Value is $90,000 and the withdrawal charge is 6%. At this time there are no Purchase Payments that are beyond the withdrawal charge period. Because this is a full withdrawal, we assess the withdrawal charge against the entire Withdrawal Charge Basis.
We calculate the withdrawal charge for the full withdrawal as follows:
  The Withdrawal Charge Basis is equal to the lesser of:
    Total Purchase Payments less any Purchase Payments withdrawn that were subject to a
withdrawal charge = $100,000 - $8,500 = ..................$91,500
    The Contract Value, less any amounts available under the partial withdrawal privilege =
$90,000 - (15% x 90,000) = $90,000 - $13,500 =............$76,500
  Withdrawal Charge Basis .....................................$76,500
  Multiplied by the withdrawal charge.......................x       6%
       .......................................................$  4,590
Therefore, upon the full withdrawal, we would withdraw $90,000 from the Contract and pay you $85,410 ($90,000 less the $4,590 withdrawal charge). In this example, your total distributions from the Contract after deducting the withdrawal charges are $110,500.


       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

FOR SERVICE OR MORE INFORMATION
In order to help you understand how your Contract Values vary over time and under different sets of assumptions, we will provide you with certain personalized illustrations upon request and free of charge. You can request illustrations by contacting your registered representative. Illustrations demonstrate how your Contract Value, cash surrender value, death benefits and (if applicable) the GMIB and/or GPWB values change based on the investment experience of the Investment Options or the hypothetical rate of return. The illustrations are hypothetical and may not be used to project or predict investment results.

You can review and copy information about us, the Separate Account, the prospectus and the SAI at the SEC's Public Reference Room in Washington, D.C. You may obtain information about the operation of the Public Reference Room by calling (202) 551-8090.

The SEC also maintains a website (http://www.sec.gov). The prospectus, the SAI and other information about the Contract are available on the EDGAR database on the SEC's website. If you do not have access to the website you can get copies of information from the website upon payment of a duplication fee by writing to:
  PUBLIC REFERENCE SECTION OF THE COMMISSION
  100 F Street, NE
  Washington, DC 20549

You can contact us at:
  ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
  One Chase Manhattan Plaza, 37[th] Floor
  New York, NY 10005-1423
  (800) 624-0197

If you need service (such as changes in Contract information, inquiry into Contract Values, to request a withdrawal, etc.), please contact our Service
Center:
  ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
  P.O. Box 561
  Minneapolis, MN 55440-0561
  (800) 624-0197


If you are sending an application and/or a check to purchase a new Contract, you should send the materials to the Service Center address listed on your application.


       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

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       The Allianz Advantage[{R}] NY Variable Annuity Contract Prospectus
                                - April 27, 2009

                                      SAI
                                       1

                      STATEMENT OF ADDITIONAL INFORMATION
                         ALLIANZ ADVANTAGE[TM] NEW YORK
                      INDIVIDUAL FLEXIBLE PURCHASE PAYMENT
                       VARIABLE DEFERRED ANNUITY CONTRACT
                                   ISSUED BY
            ALLIANZ LIFE(R) OF NY VARIABLE ACCOUNT C
                             (THE SEPARATE ACCOUNT)
                                      AND
                  ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
                    (ALLIANZ LIFE OF NEW YORK, WE, US, OUR)

                                 APRIL 27, 2009

This is not a prospectus. This Statement of Additional Information (SAI) should be read in conjunction with the prospectus for the Contract, which is dated the same date as this SAI. Definitions of capitalized terms can be found in the glossary in the prospectus. The prospectus is incorporated in this SAI by reference.

The prospectus for the Contract concisely sets forth information that a prospective investor ought to know before investing. For a copy of the Contract prospectus, call or write us at:
                   ALLIANZ LIFE INSURANCE COMPANY OF NEW YORK
                     One Chase Manhattan Plaza, 37th Floor
                            New York, NY 10005-1423
                                 (800) 624-0197

                               TABLE OF CONTENTS
                   ALLIANZ LIFE OF NEW YORK...............................2
                   EXPERTS................................................2
                   LEGAL OPINIONS.........................................2
                   DISTRIBUTOR............................................2
                   REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE......3
                   FEDERAL TAX STATUS.....................................3
                   General................................................3
                   Diversification........................................4
                   Owner Control..........................................4
                   Contracts Owned by Non-Individuals.....................5
                   Income Tax Withholding.................................5
                   Required Distributions.................................5
                   Qualified Contracts....................................6
                   ANNUITY PROVISIONS.....................................6
                   Annuity Units/Calculating Variable Annuity Payments....7
                   MORTALITY AND EXPENSE RISK GUARANTEE...................7
                   INFORMATION ON ORIGINAL CONTRACTS......................7
                   ENHANCED GMIB/GPWB VALUES FOR CONTRACTS ISSUED FROM FEBRUARY 19, 2004 TO APRIL 28, 2006 WITH THE
                         ENHANCED GBP.....................................8
                   Calculating the AIAs...................................9
                   Calculating the MAV....................................9
                   FINANCIAL STATEMENTS..................................10
                   APPENDIX - CONDENSED FINANCIAL INFORMATION............11

                                                                     ADVSAI-0409

   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

ALLIANZ LIFE OF NEW YORK
Allianz Life of New York is a stock life insurance company organized under the laws of the state of New York. Before January 1, 2003, Allianz Life of New York was known as Preferred Life Insurance Company of New York. We are a subsidiary of Allianz Life Insurance Company of North America (Allianz Life), which is also a stock life Insurance company. Allianz Life is a subsidiary of Allianz of America, Inc. (AZOA), a financial holding company. AZOA is a subsidiary of Allianz SE, a provider of integrated financial services. Allianz SE is headquartered in Munich, Germany, and has sales outlets throughout the world. We offer fixed and variable annuities, individual and group life insurance, and long-term care insurance.

Allianz Life of New York does not have a separate custodian for the assets owned through the Separate Account. Most mutual fund shares are not in certificated form, and as such, Allianz Life of New York in effect acts as self custodian for the non-certificated shares we own through the Separate Account.

EXPERTS
The financial statements of Allianz Life of NY Variable Account C as of and for the year or period ended December 31, 2008 (including the statements of changes in net assets for each of the years or periods in the two year period then ended and the financial highlights for each of the periods presented) and the financial statements and supplemental schedules of Allianz Life Insurance Company of New York as of December 31, 2008 and 2007 and for each of the years in the three-year period ended December 31, 2008, included in this SAI in reliance upon the report of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. The audit report covering the December 31, 2008 financial statements and supplemental schedules of Allianz Life of New York refers to an adoption of Statement of Financial Accounting Standards No. 157, Fair Value Measurements, effective January 1, 2008. The principal business address of KPMG LLP is 4200 Wells Fargo Center, Minneapolis, MN.

LEGAL OPINIONS
Stewart D. Gregg, Senior Securities Counsel of Allianz Life of New York, has provided legal advice on certain matters in connection with the issuance of the Contracts.

DISTRIBUTOR
Allianz Life Financial Services, LLC (Allianz Life Financial (previously USAllianz Investor Services, LLC)), a wholly-owned subsidiary of Allianz Life Insurance Company of North America, acts as the distributor. Allianz Life Financial does not sell the Contracts on a retail basis. Rather, Allianz Life Financial enters into selling agreements with other third-party broker/dealers registered under the Securities Exchange Act of 1934 (selling firms) for the sale of the Contracts. The Contracts are offered to the public on a continuous basis. We anticipate continuing to offer the Contracts, but reserve the right to discontinue the offering.

We pay commissions for sales of the Contracts. Allianz Life Financial passes through most of the commissions it receives to selling firms for their sales. Allianz Life Financial received sales compensation with respect to the Contracts issued under Allianz Life of NY Variable Account C in the following amounts during the last three calendar years:

CALENDAR YEAR      AGGREGATE AMOUNT OF        AGGREGATE AMOUNT OF COMMISSIONS RETAINED BY ALLIANZ LIFE FINANCIAL AFTER PAYMENTS TO
                   COMMISSIONS PAID TO                                           SELLING FIRMS
                 ALLIANZ LIFE FINANCIAL
    2006                      $5,508,561.44                                            $0
    2007                      $5,838,450.54                                            $0
    2008                      $7,945,634.64                                            $0

We may fund Allianz Life Financial's operating and other expenses including: overhead; legal and accounting fees; registered representative training; deferred compensation and insurance benefits for registered representatives; compensation for the Allianz Life Financial management team; and other expenses associated with the Contracts. We also pay for Allianz Life Financial's operating and other expenses, including overhead, legal and accounting fees.

As described above, Allianz Life Financial sells its Contracts primarily through "wholesaling," in which Allianz Life Financial sells contracts through a large group of mostly non-affiliated broker/dealer firms. Currently, Allianz Life Financial has agreements with approximately 1,112 retail broker/dealers to sell its Contracts. All of the broker/dealer firms except one are non-affiliated. As described in the prospectus, Allianz Life Financial may pay marketing support


   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009
payments to certain of these firms for providing marketing support services in the sale of the Contracts. Currently, Allianz Life Financial makes marketing support payments to approximately 47 firms. These payments vary in amount. In 2008, the five firms receiving the largest payments, ranging from $522,495 to $2,345,992, are listed below. Marketing support payments may also be made to managers of Investment Options or their affiliates for providing Investment Option information and marketing support.

     FIRM NAME
----------------------------------
 1   LPL Financial Network
 2   AIG Advisor Group
 3   National Planning Holdings
 4   H D Vest Investment Services
 5   Wachovia Securities

REDUCTION OR ELIMINATION OF THE WITHDRAWAL CHARGE
We may reduce or eliminate the amount of the withdrawal charge on the Contracts when Contract sales are made to individuals or to a group of individuals in a manner that results in savings of sales expenses. We will determine the entitlement to a reduction of the withdrawal charge after examination of the following factors:
o the size of the group;
o the total amount of Purchase Payments expected to be received from the group;
o the nature of the group for which the Contracts are purchased, and the persistency expected in that group (for example, the expectation that the Owners will continue to hold the Contracts for a certain period of time);
o the purpose for which the Contracts are purchased and whether that purpose makes it likely that expenses will be reduced; and
o any other circumstances which we believe to be relevant to determining whether reduced sales or administrative expenses may be expected.
None of these reductions are contractually guaranteed. We may eliminate the withdrawal charge when the Contracts are issued to an officer, director or employee of Allianz Life of New York or any of its affiliates. We may reduce or eliminate the withdrawal charge when the Contract is sold by a registered representative appointed with Allianz Life of New York to any members of his or her immediate family and the commission is waived. In no event will any reduction or elimination of the withdrawal charge be permitted where the reduction or elimination will be unfairly discriminatory to any person.

FEDERAL TAX STATUS
NOTE: The following description is based upon our understanding of current federal income tax law applicable to annuities in general. We cannot predict the probability that any changes in such laws will be made. Purchasers are cautioned to seek competent tax advice regarding the possibility of such changes. We do not guarantee the tax status of the Contracts. Purchasers bear the complete risk that the Contracts may not be treated as "annuity contracts" under federal income tax laws. It should be further understood that the following discussion is not exhaustive and that special rules not described herein may be applicable in certain situations. Moreover, no attempt has been made to consider any applicable state or other tax laws.

GENERAL
Section 72 of the Internal Revenue Code of 1986, as amended (the Code) governs taxation of annuities in general. An Owner is generally not taxed on increases in the value of a Contract until distribution occurs, either in the form of a lump sum payment or as Annuity Payments. For a lump sum payment received as a full withdrawal (total redemption) or death benefit, the recipient is taxed on the portion of the payment that exceeds the cost basis of the Contract (your investment). For Non-Qualified Contracts, this cost basis is generally the Purchase Payments, while for Qualified Contracts there may be no cost basis. The taxable portion of the lump sum payment is taxed at ordinary income tax rates. A partial withdrawal results in tax on any gain in the Contract (for example, the difference, if any, between the Contract Value immediately before the withdrawal, unreduced by any charges, and the Contract's cash basis). Lump sum withdrawals, whether partial or full, may also be subject to a federal penalty tax equal to 10% of the taxable amount.

For Annuity Payments, the portion of each payment included in income equals the excess of the payment over the exclusion amount. The exclusion amount for Annuity Payments based on a variable Annuity Option is determined by

   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009
dividing the investment in the Contract (adjusted for any period certain or refund guarantee) by the number of years over which the annuity is expected to be paid (which is determined by Treasury Regulations). The exclusion amount for Annuity Payments based on a fixed Annuity Option is determined by multiplying the Annuity Payment by the ratio that the investment in the Contract (adjusted for any period certain or refund guarantee) bears to the expected return under the Contract. Annuity Payments received after the investment in the Contract has been recovered (for example, when the total of the excludable amounts equal the investment in the Contract) are fully taxable. The taxable portion of an Annuity Payment is taxed at ordinary income tax rates. Partial Annuitizations are taxed as partial withdrawals, not as Annuity Payments, until the entire Contract Value has been applied to Annuity Payments. For certain types of Qualified Contracts there may be no cost basis in the Contract within the meaning of Section 72 of the Code. Owners, Annuitants and Beneficiaries under the Contracts should seek competent financial advice about the tax consequences of any distributions.

We are taxed as a life insurance company under the Code. For federal income tax purposes, the Separate Account is not a separate entity from us, and its operations form a part of Allianz Life of New York.

Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the Contract could change by legislation or otherwise. Consult a tax adviser with respect to legislative developments and their effect on the Contract.

We have the right to modify the Contract in response to legislative changes that could otherwise diminish the favorable tax treatment that annuity Owners currently receive. We make no guarantee regarding the tax status of any contract and do not intend the above discussion as tax advice.

DIVERSIFICATION
Section 817(h) of the Code imposes certain diversification standards on the underlying assets of variable annuity contracts. The Code provides that a variable annuity contract will not be treated as an annuity contract for any period (and any subsequent period) for which the investments are not adequately diversified in accordance with regulations prescribed by the United States Treasury Department (Treasury Department). Disqualification of the Contract as an annuity contract would result in the imposition of federal income tax to the Owner with respect to earnings allocable to the Contract before the receipt of Annuity Payments under the Contract. The Code contains a safe harbor provision which provides that annuity contracts, such as the Contract, meet the diversification requirements if, as of the end of each quarter, the underlying assets meet the diversification standards for a regulated investment company and no more than 55% of the total assets consist of cash, cash items, U.S. government securities and securities of other regulated investment companies.

On March 2, 1989, the Treasury Department issued regulations (Treas. Reg. 1.817-
5) which established diversification requirements for the Investment Options underlying variable contracts such as the Contract. The regulations amplify the diversification requirements for variable contracts set forth in the Code and provide an alternative to the safe harbor provision described above. Under these regulations, an Investment Option will be deemed adequately diversified if:
o no more than 55% of the value of the total assets of the Investment
  Option is represented by any one investment;
o no more than 70% of the value of the total assets of the Investment
  Option is represented by any two investments;
o no more than 80% of the value of the total assets of the Investment
  Option is represented by any three investments; and
o no more than 90% of the value of the total assets of the Investment
  Option is represented by any four investments.

The Code provides that for purposes of determining whether or not the diversification standards imposed on the underlying assets of variable contracts by Section 817(h) of the Code have been met, "each United States government agency or instrumentality shall be treated as a separate issuer."

We intend that all Investment Options underlying the Contracts will be managed by the investment advisers in such a manner as to comply with these diversification requirements.

OWNER CONTROL
The Treasury Department has indicated that the diversification regulations do not provide guidance regarding the circumstances in which Owner control of the investments of the Separate Account will cause the Owner to be treated as the owner of the assets of the Separate Account, thereby resulting in the loss of favorable tax treatment for the Contract. In certain circumstances, owners of variable annuity contracts have been considered for federal income tax purposes to be the owners of the assets of the separate account, supporting their contracts due to their ability to exercise investment control over those assets. When this is the case, the contract owners have been currently taxed on income and gains

   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009
attributable to the variable account assets. There is little guidance in this area, and some features of our Contracts, such as the flexibility of an Owner to allocate Purchase Payments and transfer amounts among the investment divisions of the Separate Account, have not been explicitly addressed in published rulings. While we believe that the Contracts do not give Owners investment control over Separate Account assets, we reserve the right to modify the Contracts as necessary to prevent an Owner from being treated as the owner of the Separate Account assets supporting the Contract.

CONTRACTS OWNED BY NON-INDIVIDUALS
Under Section 72(u) of the Code, the investment earnings on Purchase Payments for the Contracts will be taxed currently to the Owner if the Owner is a non-individual, for example, a corporation or certain other entities. Such Contracts generally will not be treated as annuities for federal income tax purposes. However, this treatment is not applied to Contracts held by a trust or other entity as an agent for an individual or to Contracts held by qualified retirement plans. Purchasers should consult a tax adviser before purchasing a Contract to be owned by a non-individual.

INCOME TAX WITHHOLDING
All distributions or the portion thereof which is included in the gross income of the Owner are subject to federal income tax withholding. Generally, amounts are withheld from periodic payments at the same rate as wages and at the rate of 10% from non-periodic payments. However, the Owner, in most cases, may elect not to have taxes withheld or to have withholding done at a different rate.

Certain distributions from retirement plans qualified under Section 401 of the Code, which are not directly rolled over to another eligible retirement plan or individual retirement account or Individual Retirement Annuity, are subject to a mandatory 20% withholding for federal income tax. The 20% withholding requirement generally does not apply to:
o a series of substantially equal payments made at least annually for the life or life expectancy of the participant or joint and last survivor expectancy of the participant and a designated Beneficiary, or for a specified period of ten years or more; or
o distributions which are required minimum distributions; or
o the portion of the distributions not included in gross income (for example, returns of after-tax contributions); or
o hardship withdrawals.

Participants should consult a tax adviser regarding withholding requirements.

REQUIRED DISTRIBUTIONS
In order to be treated as an annuity contract for federal income tax purposes,
Section 72(s) of the Code requires any non-qualified contract to contain certain provisions specifying how your interest in the contract will be distributed in the event of the death of an owner. Specifically, with regard to this Contract,
Section 72(s) requires that:
o if any Owner dies on or after the Income Date, but before the time the entire interest in the Contract has been distributed, the entire interest in the Contract will be distributed at least as rapidly as under the method of distribution being used as of the date of such Owner's death; and
o if any Owner dies before the Income Date, the entire interest in the Contract will be distributed within five years after the date of such Owner's death.

These requirements will be considered satisfied as to any portion of an Owner's interest which is payable to or for the benefit of a designated Beneficiary and which is distributed over the life of such designated Beneficiary or over a period not extending beyond the life expectancy of that Beneficiary, provided that such distributions begin within one year of the Owner's death. The designated Beneficiary refers to an individual designated by the Owner as a Beneficiary and to whom ownership of the Contract passes by reason of death. However, if the designated Beneficiary is the surviving spouse of the deceased Owner, the Contract may be continued with the surviving spouse as the new Owner. If the Owner is a non-individual, then the death or change of an Annuitant is treated as the death of the Owner.

Non-Qualified Contracts contain provisions that are intended to comply with these Code requirements, although no regulations interpreting these requirements have yet been issued. We intend to review such provisions and modify them if necessary to assure that they comply with the applicable requirements when such requirements are clarified by regulation or otherwise.

Other rules may apply to Qualified Contracts.

   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

QUALIFIED CONTRACTS
The Contract is designed to be suitable for use under various types of qualified plans. Because of the minimum Purchase Payment requirements, these Contracts may not be appropriate for some periodic payment retirement plans. Taxation of participants in each Qualified Contract varies with the type of plan and terms and conditions of each specific plan. Owners, Annuitants and Beneficiaries are cautioned that benefits under a Qualified Contract may be subject to the terms and conditions of the plan regardless of the terms and conditions of the Contracts issued pursuant to the plan. Some retirement plans are subject to distribution and other requirements that are not incorporated into our administrative procedures. We are not bound by the terms and conditions of such plans to the extent such terms conflict with the terms of a Contract, unless we specifically consent to be bound. Owners, participants and Beneficiaries are responsible for determining that contributions, distributions and other transactions with respect to the Contracts comply with applicable law.

General descriptions of the types of qualified plans with which the Contracts may be used can be found in the prospectus. Such descriptions are not exhaustive and are for general informational purposes only. The tax rules regarding qualified plans are very complex and will have differing applications, depending on individual facts and circumstances. Each purchaser should obtain competent tax advice before purchasing a Contract issued under a qualified plan.

On July 6, 1983, the Supreme Court decided in Arizona Governing Committee v. Norris that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The Contracts sold by us in connection with qualified plans may utilize annuity tables that do not differentiate on the basis of sex. These annuity tables will also be available for use in connection with certain non-qualified deferred compensation plans.

Qualified plans include special provisions restricting Contract provisions that may otherwise be available and described in this SAI. Generally, Contracts issued pursuant to qualified plans are not transferable except upon withdrawal or annuitization. Various penalty and excise taxes may apply to contributions or distributions made in violation of applicable limitations. Furthermore, certain withdrawal penalties and restrictions may apply to withdrawals from Qualified Contracts.

Many withdrawals from Qualified Contracts can be rolled over to an IRA or another qualified retirement plan. If you receive a withdrawal from a Qualified Contract that could be rolled over and you do not elect to make a direct rollover of that amount to an IRA or qualified plan, by law 20% of the taxable amount must be withheld by us for taxes. In situations where this mandatory tax withholding does not apply, other tax amounts may be withheld unless you elect out of the withholding. You may request more detailed information about income tax withholding at the time of a withdrawal. For more information, see prospectus section 7, Taxes - Distributions - Qualified Contracts.

PENSION AND PROFIT-SHARING PLANS. Sections 401(a) and 401(k) of the Code permit employers, including self-employed individuals, to establish various types of retirement plans for employees. These retirement plans may permit the purchase of the Contracts to provide benefits under the plan. Contributions to the plan for the benefit of employees will not be included in the gross income of the employee until distributed from the plan. The tax consequences to participants may vary, depending upon the particular plan design. However, the Code places limitations and restrictions on all plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions and withdrawals. Participant loans are not allowed under the Contracts purchased in connection with these plans. For more information, see prospectus section 7, Taxes - Qualified Contracts.

Purchasers of Contracts for use with pension or profit-sharing plans should obtain competent tax advice as to the tax treatment and suitability of such an investment. We may choose not to allow pension or profit-sharing plans to purchase this Contract.

ANNUITY PROVISIONS
We base Traditional Annuity Payments upon the following:
o Whether you request fixed payments, variable payments, or a combination of both fixed and variable Traditional Annuity Payments.
o The Contract Value on the Income Date.
o The Annuity Option you select.
o The age of the Annuitant and any joint Annuitant.
o The sex of the Annuitant and any joint Annuitant where allowed.

   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

We guarantee fixed Traditional Annuity Payments as to dollar amount and the amount does not vary with the investment experience of an Investment Option. If you request fixed Traditional Annuity Payments, the amount of Contract Value that you apply to fixed Traditional Annuity Payments will be placed in our general account and it will not participate in the investment experience of the Investment Options.

Variable payments are not predetermined as to dollar amount and will vary in amount with the investment experience of the Investment Option(s) you select. We use Annuity Units to determine the amount of any variable Traditional Annuity Payments.

ANNUITY UNITS/CALCULATING VARIABLE ANNUITY PAYMENTS
The first variable Traditional Annuity Payment is equal to the amount of adjusted Contract Value you are applying to variable Traditional Annuity Payments on the Income Date, divided first by $1,000 and then multiplied by the appropriate variable annuity payout factor for each $1,000 of value for the Annuity Option you selected.

We will then purchase a fixed number of Annuity Units on the Income Date for each subaccount of the Investment Options you select. We do this by dividing the amount of the first Traditional Annuity Payment among the subaccounts for your selected Investment Options according to your most recent allocation instructions. We then divide the amount in each subaccount by the Annuity Unit value for each subaccount on the Income Date.

We determine the Annuity Unit value on each Business Day as follows:
o multiply the Annuity Unit value for the immediately preceding Business Day by the net investment factor for the current Business Day; and
o divide by the assumed net investment factor for the current Business
  Day.

The assumed net investment factor for the current Business Day is one plus the annual AIR adjusted to reflect the number of calendar days that have elapsed since the immediately preceding Business Day. We will allow an AIR of either 3% or 4.5% based on your selection and applicable law.

Thereafter, the number of Annuity Units in each subaccount generally remains unchanged unless you make a transfer. However, the number of Annuity Units will change if Annuity Option 3 is in effect, one Annuitant dies, and the Owner requests Traditional Annuity Payments at 75% or 50% of the previous payment amount. All calculations will appropriately reflect the payment frequency you selected.

The Traditional Annuity Payment on each subsequent payment date is equal to the sum of the Traditional Annuity Payments for each subaccount. We determine the Traditional Annuity Payment for each subaccount by multiplying the number of Annuity Units allocated to the subaccount by the Annuity Unit value for that subaccount on the payment date.

MORTALITY AND EXPENSE RISK GUARANTEE
Allianz Life of New York guarantees that the dollar amount of each Variable Annuity Payment after the first Annuity Payment will not be affected by variations in mortality and expense experience.

INFORMATION ON ORIGINAL CONTRACTS
Original Contracts were offered from January 2001 to February 19, 2004 and were replaced by the currently offered Contracts. Original Contracts are no longer offered for sale but Owners of these Contracts can still make additional Purchase Payments and, therefore, we are including information on these Original Contracts in this SAI.

The death benefit under Original Contracts differs based on whether or not your Contract has an enhanced death benefit (EDB) endorsement. For Original Contracts without an EDB endorsement, the death benefit will be the Contract Value determined as of the end of the Business Day during which both due proof of death and an election of the death benefit payment option have been received at our Service Center. For Original Contracts with an EDB endorsement, the death benefit will be the greater of 1 or 2:

1.The Contract Value determined as of the end of the Business Day during which due proof of death and an election of the death benefit payment option have been received at our Service Center.
2.The GMDB value determined as of the end of the Business Day during which due proof of death and an election of the death benefit payment option have been received at our Service Center.

If the older Owner was age 80 or older at Contract issue, the GMDB value is total Purchase Payments received minus any Contract Value withdrawn (including any withdrawal charge) for each withdrawal taken.

   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

If all Owners were age 79 or younger at Contract issue, the GMDB value is equal to the greater of:
o total Purchase Payments received minus any Contract Value withdrawn (including any withdrawal charge) for each withdrawal taken, or
o the Maximum Anniversary Value or MAV.

THE MAXIMUM ANNIVERSARY VALUE (MAV) UNDER THE EDB ENDORSEMENT. On your Issue Date we set the MAV equal to initial Purchase Payment received on the Issue Date.

On each Business Day other than a Contract Anniversary and before the date of any Owner's death, the MAV is equal to:
o its value on the immediately preceding Business Day,
o plus any additional Purchase Payments received that day, and
o minus any Contract Value withdrawn (including any withdrawal charge) that day.

On each Contract Anniversary before the older Owner's 81st birthday and before the date of any Owner's death:
o the MAV is equal to the highest Contract Value that occurred on the Issue Date or on any Contract Anniversary,
o plus subsequent additional Purchase Payments received since the Issue
  Date or Contract Anniversary on which the MAV occurred, and
o minus any Contract Value withdrawn (including any withdrawal charge) for each withdrawal taken on or after the Issue Date or Contract Anniversary on which the MAV occurred.

Beginning with the Contract Anniversary that occurs on or after the older Owner's 81st birthday and before the date of any Owner's death, we calculate the MAV in the same way that we do on each Business Day other than a Contract Anniversary.

The Guaranteed Benefit Packages, Annuity Option 6 and the six-month Dollar Cost Averaging (DCA) Fixed Option were not available under Original Contracts. However, the 12-month DCA Fixed Option is available if you make additional Purchase Payments to an Original Contract. For more information, please see section 4, Investment Options - Dollar Cost Averaging (DCA) Program in the prospectus. Original Contracts also include a fixed account as an Investment Choice under our general account during the Accumulation Phase. The assumed investment return (AIR) for variable Traditional Annuity Payments on Original Contracts is 5%, however, we may agree to allow you to select an AIR of 3% or 4.5%. For more information, please see section 2, The Annuity Phase - Traditional Annuity Payments, in the prospectus. If death benefit payment Option C is elected, we will not assess the contract maintenance charge on each Traditional Annuity Payment.

The charges for Original Contracts differ from the charges of the currently offered Contracts as follows:
SEPARATE ACCOUNT ANNUAL EXPENSES DURING THE ACCUMULATION PHASE

(as a percentage of average daily assets invested in a subaccount on an annual basis)

-----------------------------
|M&E CHARGE           |1.34%|
-----------------------------
|ADMINISTRATIVE CHARGE|0.15%|
-----------------------------
|TOTAL                |1.49%|
-----------------------------

During the Annuity Phase, the Separate Account expenses are equal on an annual basis to 1.40%.

For more information, please see the Fee Tables in the prospectus and prospectus section 6, Expenses.

ENHANCED GMIB/GPWB VALUES FOR CONTRACTS ISSUED FROM
FEBRUARY 19, 2004 TO APRIL 28, 2006 WITH THE ENHANCED GBP
If your Contract was issued during the period beginning on February 19, 2004 and ending on April 28, 2006 and you elected to include the Enhanced GBP in your Contract, the Enhanced GMIB value and Enhanced GPWB value are calculated differently than is indicated in the current prospectus.

The Enhanced GMIB value before the date of any Owner's death or exercise of the GPWB (if applicable) is equal to either:
o the AIA; or
o the MAV.

We calculate the AIA two ways. We increase your total Purchase Payments adjusted for partial withdrawals on each Contract Anniversary by: a) 3%, and b) 5%.

   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

If the MAV is greater than both the 3% AIA and 5% AIA, the Enhanced GMIB value is equal to the MAV. If the 3% AIA is greater than the MAV, you can decide whether to set the Enhanced GMIB value equal to the 3% AIA or the 5% AIA. If only the 5% AIA is greater than the MAV, you can decide whether to set the Enhanced GMIB value equal to the 5% AIA or the MAV.

THE 5% AIA MAY BE MORE LIMITED THAN THE 3% AIA BECAUSE:
o the 5% AIA is subject to a maximum of two times Purchase Payments received in the first five Contract Years; and
o under the GMIB, the guaranteed fixed payout rates for the 5% AIA are lower and there are fewer available Annuity Options.

CALCULATING THE AIAS
If the Enhanced GMIB endorsement was effective on the Issue Date each AIA is equal to your initial Purchase Payment received on the Issue Date. If the Enhanced GMIB endorsement was effective after the Issue Date, each AIA is initially equal to the Contract Value on the endorsement effective date.

ON EACH BUSINESS DAY OTHER THAN A CONTRACT ANNIVERSARY, each AIA is equal to:
o its value on the immediately preceding Business Day;
o plus any additional Purchase Payments received that day;
o reduced proportionately by the percentage of any Contract Value applied to a traditional Partial Annuitization that day; and
o reduced proportionately by the percentage of Contract Value withdrawn that day (including any withdrawal charge).

ON EVERY CONTRACT ANNIVERSARY BEFORE THE OLDER OWNER'S 81ST BIRTHDAY*, each AIA is equal to its value on the immediately preceding Business Day increased by 3% for Contracts with the 3% AIA, and increased by 5% for Contracts with the 5% AIA. We then process any transactions received on that Contract Anniversary (such as additional Purchase Payments, withdrawals, and Partial Annuitizations) in the same way that we do on each Business Day other than a Contract Anniversary.

BEGINNING WITH THE CONTRACT ANNIVERSARY THAT OCCURS ON OR AFTER THE OLDER OWNER'S 81ST BIRTHDAY*, we calculate each AIA in the same way that we do on each Business Day other than a Contract Anniversary.

* If the Contract is owned by a non-individual (for example, a qualified plan or trust) we will use the Annuitant's age.

WE LIMIT THE 3% AIA TO A MAXIMUM OF:
o 1.5 times total Purchase Payments received,
o reduced proportionately by the percentage of any Contract Value applied to each traditional Partial Annuitization, and
o reduced proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge) for each withdrawal taken.

WE LIMIT THE 5% AIA TO A MAXIMUM OF:
o 2 times the total Purchase Payments received in the first five Contract
  Years,
o reduced proportionately by the percentage of any Contract Value applied to each traditional Partial Annuitization, and
o reduced proportionately by the percentage of Contract Value withdrawn (including any withdrawal charge) for each withdrawal taken.

CALCULATING THE MAV
If the Enhanced GMIB endorsement was effective on the Issue Date, the MAV is equal to your initial Purchase Payment received on the Issue Date. If the Enhanced GMIB endorsement was effective after the Issue Date, the MAV is initially equal to the Contract Value on the endorsement effective date. After the endorsement effective date the MAV is calculated as indicated in prospectus section 2, The Annuity Phase - Enhanced GMDB Value.

ANY TRADITIONAL PARTIAL ANNUITIZATIONS OR WITHDRAWALS YOU TAKE MAY REDUCE THE AIAS OR THE MAV BY MORE THAN THE AMOUNT ANNUITIZED OR WITHDRAWN. If the Contract Value at the time of annuitization or withdrawal is less than the AIA (or MAV as appropriate), we will deduct more than the amount annuitized or withdrawn from the AIA (or MAV).

While the 5% AIA may be larger than the 3% AIA and/or the MAV, it may produce a lower GMIB Payment because under the 5% AIA you have fewer available Annuity Options and the guaranteed fixed payout rates are lower.

   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

If the GMIB Payment available under the 5% AIA would always be less than the GMIB Payment available under the 3% AIA or the MAV, we will base GMIB Payments on the amount that produces the largest payment. However, it is possible that the GMIB Payments under the 5% AIA may be more or less than the GMIB Payments available under the 3% AIA and/or the MAV depending on the Annuity Option you select. In these instances we will allow you to select the amount we use to calculate GMIB Payments and the Annuity Option that you feel is most appropriate.

IF YOU EXERCISE THE GPWB, YOUR GMIB ENDORSEMENT WILL TERMINATE. YOUR GPWB VALUE ON THE DATE YOU BEGIN RECEIVING GPWB PAYMENTS IS EQUAL TO THE GMIB VALUE ON THAT DATE.

If you exercise the GPWB, we will make GPWB Payments based on the percentage of the initial GPWB value you select, subject to the maximum allowable payment. Before you exercise the GPWB, your GPWB value is equal to your GMIB value. If you have the Enhanced GPWB you can choose whether your Enhanced GPWB value is equal to the 5% AIA, the 3% AIA or the MAV. Although the 5% AIA may be the greatest amount it may also be more limited because you can only request a maximum of 5% of GPWB value per year as the GPWB Payment percentage, but you can request up to 10% of the GPWB value per year under the 3% AIA or the MAV. For more details on how the GMIB values are calculated please see the discussions of the "Traditional GMIB Value" and the "Enhanced GMIB Value" in prospectus section 2, The Annuity Phase.

The Owner can elect to receive GPWB Payments of up to:
o 10% of the GPWB value per year under the Traditional GBP,
o 10% of the GPWB value per year under the Enhanced GBP if the 3% AIA or MAV applies, or
o 5% of the GPWB value per year under the Enhanced GBP if the 5% AIA applies.

FINANCIAL STATEMENTS
The audited financial statements of Allianz Life of New York as of and for the year ended December 31, 2008 included herein should be considered only as bearing upon the ability of Allianz Life of New York to meet its obligations under the Contracts. The audited financial statements of the Separate Account as of and for the year ended December 31, 2008 are also included herein.

   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

APPENDIX - CONDENSED FINANCIAL INFORMATION
The financial statements of Allianz Life Insurance Company of New York and the financial statements of Allianz Life of NY Variable Account C are found in this SAI.

Accumulation Unit value (AUV) information corresponding to the highest and lowest combination of charges for Contracts we currently offer is found in Appendix B to the prospectus. AUV information listing the additional combinations of charges for all Contracts is found below.

This information should be read in conjunction with the financial statements and related notes of the Separate Account included in this SAI.


KEY TO BENEFIT OPTION*                                          SEPARATE ACCOUNT
                                                                 ANNUAL EXPENSES
ADV 1  Allianz Advantage - Original Contracts                     1.49%
ADV 3. Allianz Advantage - Enhanced GMDB and no GBP               1.85%
ADV 4. Allianz Advantage - Traditional GMDB and Traditional GBP   1.85%
ADV 5. Allianz Advantage - Enhanced GMDB and Traditional GBP      2.00%
ADV 6. Allianz Advantage - Traditional GMDB and Enhanced GBP      2.35%

(Number of Accumulation Units in thousands)


                                               Number of
                                  AUV          Accumulation
          Period                  at           Units
          or         AUV at       End          Outstanding
Benefit   Year       Beginning    of           at End of
Option *  Ended      of Period    Period       Period
------------------------------------------------------------
Investment Option
------------------------------------------------------------
AZL AIM International Equity Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      8.079            1
        12/31/2003      8.079     10.120            1
        12/31/2004     10.120     12.176            2
        12/31/2005     12.176     13.959            4
        12/31/2006     13.959     17.472            7
        12/31/2007     17.472     19.729            8
        12/31/2008     19.729     11.369            5
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.059            0
        12/31/2004     10.059     12.059            0
        12/31/2005     12.059     13.776            0
        12/31/2006     13.776     17.181            0
        12/31/2007     17.181     19.330            1
        12/31/2008     19.330     11.099            1
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.059            0
        12/31/2004     10.059     12.059            0
        12/31/2005     12.059     13.776            0
        12/31/2006     13.776     17.181            1
        12/31/2007     17.181     19.330            1
        12/31/2008     19.330     11.099            1


ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.034            0
        12/31/2004     10.034     12.011            0
        12/31/2005     12.011     13.700            1
        12/31/2006     13.700     17.061            1
        12/31/2007     17.061     19.167            1
        12/31/2008     19.167     10.988            1
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.975            0
        12/31/2004      9.975     11.899            0
        12/31/2005     11.899     13.525            8
        12/31/2006     13.525     16.785           12
        12/31/2007     16.785     18.790           10
        12/31/2008     18.790     10.735           10



   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

AZL BlackRock Capital Appreciation Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.960            1
        12/31/2006     11.960     11.969            1
        12/31/2007     11.969     13.078            0
        12/31/2008     13.078      8.198            0
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.931            0
        12/31/2006     11.931     11.897            0
        12/31/2007     11.897     12.953            0
        12/31/2008     12.953      8.091            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.931            0
        12/31/2006     11.931     11.897            0
        12/31/2007     11.897     12.953            0
        12/31/2008     12.953      8.091            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.919            0
        12/31/2006     11.919     11.867            0
        12/31/2007     11.867     12.901            0
        12/31/2008     12.901      8.046            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.891            2
        12/31/2006     11.891     11.798            3
        12/31/2007     11.798     12.781           11
        12/31/2008     12.781      7.943           12
AZL BlackRock Growth Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      7.544            5
        12/31/2003      7.544     10.144            5
        12/31/2004     10.144     10.801            5
        12/31/2005     10.801     11.818            5
        12/31/2006     11.818     11.725            9
        12/31/2007     11.725     13.286            8
        12/31/2008     13.286      5.144            9
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.083            0
        12/31/2004     10.083     10.697            0
        12/31/2005     10.697     11.663            0
        12/31/2006     11.663     11.530            0
        12/31/2007     11.530     13.017            0
        12/31/2008     13.017      5.022            3
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.083            0
        12/31/2004     10.083     10.697            0
        12/31/2005     10.697     11.663            0
        12/31/2006     11.663     11.530            1
        12/31/2007     11.530     13.017            3
        12/31/2008     13.017      5.022            4
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.058            0
        12/31/2004     10.058     10.655            0
        12/31/2005     10.655     11.599            0
        12/31/2006     11.599     11.449            0
        12/31/2007     11.449     12.907            0
        12/31/2008     12.907      4.972            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.999            0
        12/31/2004      9.999     10.555            0
        12/31/2005     10.555     11.451            4
        12/31/2006     11.451     11.264            4
        12/31/2007     11.264     12.653           11
        12/31/2008     12.653      4.857           59



   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

AZL Columbia Mid Cap Value Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.071            0
        12/31/2007     10.071     10.303            0
        12/31/2008     10.303      4.857            0
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.046            0
        12/31/2007     10.046     10.241            0
        12/31/2008     10.241      4.810            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.046            0
        12/31/2007     10.046     10.241            0
        12/31/2008     10.241      4.810            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.036            0
        12/31/2007     10.036     10.216            2
        12/31/2008     10.216      4.791            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.013            2
        12/31/2007     10.013     10.156            9
        12/31/2008     10.156      4.746           10



AZL Columbia Small Cap Value Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     12.050            0
        12/31/2005     12.050     12.275            1
        12/31/2006     12.275     13.715            2
        12/31/2007     13.715     12.398            1
        12/31/2008     12.398      8.295            0
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     12.021            0
        12/31/2005     12.021     12.202            0
        12/31/2006     12.202     13.584            0
        12/31/2007     13.584     12.236            0
        12/31/2008     12.236      8.157            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     12.021            0
        12/31/2005     12.021     12.202            0
        12/31/2006     12.202     13.584            0
        12/31/2007     13.584     12.236            0
        12/31/2008     12.236      8.157            1
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     12.009            0
        12/31/2005     12.009     12.171            1
        12/31/2006     12.171     13.530            1
        12/31/2007     13.530     12.168            1
        12/31/2008     12.168      8.100            1
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.981            7
        12/31/2005     11.981     12.100           30
        12/31/2006     12.100     13.404           40
        12/31/2007     13.404     12.013           39
        12/31/2008     12.013      7.968           33



   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

AZL Columbia Technology Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     10.744            0
        12/31/2002     10.744      6.231            2
        12/31/2003      6.231      8.715            2
        12/31/2004      8.715      8.214            2
        12/31/2005      8.214      8.150            1
        12/31/2006      8.150      8.235            1
        12/31/2007      8.235      9.958            1
        12/31/2008      9.958      4.843            1
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.647            0
        12/31/2004      8.647      8.121            0
        12/31/2005      8.121      8.029            0
        12/31/2006      8.029      8.083            1
        12/31/2007      8.083      9.740            0
        12/31/2008      9.740      4.720            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.647            0
        12/31/2004      8.647      8.121            0
        12/31/2005      8.121      8.029            0
        12/31/2006      8.029      8.083            2
        12/31/2007      8.083      9.740            0
        12/31/2008      9.740      4.720            2
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.619            0
        12/31/2004      8.619      8.082            0
        12/31/2005      8.082      7.979            0
        12/31/2006      7.979      8.021            0
        12/31/2007      8.021      9.650            0
        12/31/2008      9.650      4.669            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.554            0
        12/31/2004      8.554      7.993            1
        12/31/2005      7.993      7.863            2
        12/31/2006      7.863      7.877            7
        12/31/2007      7.877      9.444           15
        12/31/2008      9.444      4.554           17
AZL Davis NY Venture Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     10.441            3
        12/31/2002     10.441      7.800           20
        12/31/2003      7.800      9.946           21
        12/31/2004      9.946     10.833           20
        12/31/2005     10.833     11.706           23
        12/31/2006     11.706     13.138           23
        12/31/2007     13.138     13.480           16
        12/31/2008     13.480      7.901           52
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.869            0
        12/31/2004      9.869     10.710            1
        12/31/2005     10.710     11.532            0
        12/31/2006     11.532     12.896            1
        12/31/2007     12.896     13.184            1
        12/31/2008     13.184      7.700            5
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.869            0
        12/31/2004      9.869     10.710            1
        12/31/2005     10.710     11.532            5
        12/31/2006     11.532     12.896           10
        12/31/2007     12.896     13.184            3
        12/31/2008     13.184      7.700           13
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.837            0
        12/31/2004      9.837     10.659            0
        12/31/2005     10.659     11.460            0
        12/31/2006     11.460     12.797            0
        12/31/2007     12.797     13.062            0
        12/31/2008     13.062      7.618            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.763            0
        12/31/2004      9.763     10.542           14
        12/31/2005     10.542     11.295           36
        12/31/2006     11.295     12.568           41
        12/31/2007     12.568     12.784           61
        12/31/2008     12.784      7.429           87


   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

AZL Dreyfus Equity Growth Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     10.525            0
        12/31/2002     10.525      7.185            5
        12/31/2003      7.185      8.796            6
        12/31/2004      8.796      9.334           10
        12/31/2005      9.334      9.616           13
        12/31/2006      9.616     10.699           14
        12/31/2007     10.699     11.462           31
        12/31/2008     11.462      6.591           17
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.727            0
        12/31/2004      8.727      9.228            0
        12/31/2005      9.228      9.473            0
        12/31/2006      9.473     10.502            0
        12/31/2007     10.502     11.211            0
        12/31/2008     11.211      6.423            1
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.727            0
        12/31/2004      8.727      9.228            0
        12/31/2005      9.228      9.473            0
        12/31/2006      9.473     10.502            0
        12/31/2007     10.502     11.211            0
        12/31/2008     11.211      6.423            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.699            0
        12/31/2004      8.699      9.185            0
        12/31/2005      9.185      9.414            0
        12/31/2006      9.414     10.421            0
        12/31/2007     10.421     11.108            2
        12/31/2008     11.108      6.355            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.634            0
        12/31/2004      8.634      9.083            0
        12/31/2005      9.083      9.278            1
        12/31/2006      9.278     10.234            6
        12/31/2007     10.234     10.870            9
        12/31/2008     10.870      6.197            9
AZL First Trust Target Double Play Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.599            5
        12/31/2008     10.599      4.839            0
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.561            0
        12/31/2008     10.561      4.804            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.561            0
        12/31/2008     10.561      4.804            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.545            0
        12/31/2008     10.545      4.790            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.507            1
        12/31/2008     10.507      4.756            1



   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

AZL Franklin Small Cap Value Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.710            6
        12/31/2004     12.710     15.413           10
        12/31/2005     15.413     16.254            9
        12/31/2006     16.254     18.483            9
        12/31/2007     18.483     17.412            7
        12/31/2008     17.412     11.368            4
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.679            0
        12/31/2004     12.679     15.321            1
        12/31/2005     15.321     16.098            1
        12/31/2006     16.098     18.240            1
        12/31/2007     18.240     17.121            1
        12/31/2008     17.121     11.138            1
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.679            0
        12/31/2004     12.679     15.321            0
        12/31/2005     15.321     16.098            1
        12/31/2006     16.098     18.240            3
        12/31/2007     18.240     17.121            2
        12/31/2008     17.121     11.138            2
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.667            0
        12/31/2004     12.667     15.282            0
        12/31/2005     15.282     16.034            0
        12/31/2006     16.034     18.140            0
        12/31/2007     18.140     17.002            6
        12/31/2008     17.002     11.043            3
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.637            0
        12/31/2004     12.637     15.193            1
        12/31/2005     15.193     15.885           24
        12/31/2006     15.885     17.909           25
        12/31/2007     17.909     16.726           26
        12/31/2008     16.726     10.826           28
AZL Fusion Balanced Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.623            0
        12/31/2006     10.623     11.460            9
        12/31/2007     11.460     12.092           14
        12/31/2008     12.092      8.644           15
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.598            1
        12/31/2006     10.598     11.391            1
        12/31/2007     11.391     11.976            6
        12/31/2008     11.976      8.530            6
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.598            4
        12/31/2006     10.598     11.391           17
        12/31/2007     11.391     11.976            2
        12/31/2008     11.976      8.530           22
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.587            0
        12/31/2006     10.587     11.362            0
        12/31/2007     11.362     11.929           12
        12/31/2008     11.929      8.483            8
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.562            9
        12/31/2006     10.562     11.296           16
        12/31/2007     11.296     11.817           14
        12/31/2008     11.817      8.374           24

   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

AZL Fusion Growth Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.098            4
        12/31/2006     11.098     12.269            5
        12/31/2007     12.269     12.782            5
        12/31/2008     12.782      7.689            5
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.072            0
        12/31/2006     11.072     12.196            6
        12/31/2007     12.196     12.660           22
        12/31/2008     12.660      7.588           18
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.072            2
        12/31/2006     11.072     12.196            3
        12/31/2007     12.196     12.660            3
        12/31/2008     12.660      7.588           20
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.061            0
        12/31/2006     11.061     12.165            0
        12/31/2007     12.165     12.609            0
        12/31/2008     12.609      7.547            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.035           17
        12/31/2006     11.035     12.094           83
        12/31/2007     12.094     12.492          130
        12/31/2008     12.492      7.450          134
AZL Fusion Moderate Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.801            0
        12/31/2006     10.801     11.782            0
        12/31/2007     11.782     12.366            1
        12/31/2008     12.366      8.192            1
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.775           21
        12/31/2006     10.775     11.711           19
        12/31/2007     11.711     12.248           33
        12/31/2008     12.248      8.085           30
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.775            0
        12/31/2006     10.775     11.711            7
        12/31/2007     11.711     12.248            5
        12/31/2008     12.248      8.085            6
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.765            0
        12/31/2006     10.765     11.682            0
        12/31/2007     11.682     12.199            0
        12/31/2008     12.199      8.040            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.739           24
        12/31/2006     10.739     11.614           62
        12/31/2007     11.614     12.085           63
        12/31/2008     12.085      7.937           60

   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

AZL Jennison 20/20 Focus Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     12.238            6
        12/31/2006     12.238     13.600            6
        12/31/2007     13.600     14.835            3
        12/31/2008     14.835      8.753           13
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     12.209            0
        12/31/2006     12.209     13.518            1
        12/31/2007     13.518     14.693            1
        12/31/2008     14.693      8.638            6
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     12.209            0
        12/31/2006     12.209     13.518            4
        12/31/2007     13.518     14.693            2
        12/31/2008     14.693      8.638            6
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     12.197            0
        12/31/2006     12.197     13.484            0
        12/31/2007     13.484     14.634            6
        12/31/2008     14.634      8.591            1
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     12.168            4
        12/31/2006     12.168     13.406            8
        12/31/2007     13.406     14.498            6
        12/31/2008     14.498      8.481           16
AZL JPMorgan Large Cap Equity Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     10.139            0
        12/31/2002     10.139      8.103            4
        12/31/2003      8.103     10.049            5
        12/31/2004     10.049     11.401            6
        12/31/2005     11.401     11.936           11
        12/31/2006     11.936     12.549           15
        12/31/2007     12.549     11.597           14
        12/31/2008     11.597      5.154           13
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.972            0
        12/31/2004      9.972     11.271            2
        12/31/2005     11.271     11.759            4
        12/31/2006     11.759     12.318            6
        12/31/2007     12.318     11.343            6
        12/31/2008     11.343      5.022            5
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.972            0
        12/31/2004      9.972     11.271            0
        12/31/2005     11.271     11.759            1
        12/31/2006     11.759     12.318            1
        12/31/2007     12.318     11.343            0
        12/31/2008     11.343      5.022            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.939            0
        12/31/2004      9.939     11.218            0
        12/31/2005     11.218     11.685            0
        12/31/2006     11.685     12.223            0
        12/31/2007     12.223     11.238            0
        12/31/2008     11.238      4.969            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.864            0
        12/31/2004      9.864     11.095            0
        12/31/2005     11.095     11.517           13
        12/31/2006     11.517     12.005           17
        12/31/2007     12.005     10.998           14
        12/31/2008     10.998      4.846           16

   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

AZL JPMorgan U.S. Equity Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.752            1
        12/31/2005     10.752     11.171            1
        12/31/2006     11.171     12.612            1
        12/31/2007     12.612     12.897            1
        12/31/2008     12.897      7.791            0
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.726            1
        12/31/2005     10.726     11.104            1
        12/31/2006     11.104     12.492            1
        12/31/2007     12.492     12.727            3
        12/31/2008     12.727      7.661            3
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.726           16
        12/31/2005     10.726     11.104           18
        12/31/2006     11.104     12.492           19
        12/31/2007     12.492     12.727           18
        12/31/2008     12.727      7.661           20
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.715            0
        12/31/2005     10.715     11.076            1
        12/31/2006     11.076     12.442            2
        12/31/2007     12.442     12.657            2
        12/31/2008     12.657      7.607            2
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.690            2
        12/31/2005     10.690     11.012           12
        12/31/2006     11.012     12.327           24
        12/31/2007     12.327     12.496           19
        12/31/2008     12.496      7.484           19
AZL Money Market Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     10.561           86
        12/31/2002     10.561     10.493           78
        12/31/2003     10.493     10.373           84
        12/31/2004     10.373     10.288           58
        12/31/2005     10.288     10.397           60
        12/31/2006     10.397     10.699           29
        12/31/2007     10.699     11.046           32
        12/31/2008     11.046     11.148           57
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.864            0
        12/31/2004      9.864      9.748            3
        12/31/2005      9.748      9.816            1
        12/31/2006      9.816     10.065            1
        12/31/2007     10.065     10.354           15
        12/31/2008     10.354     10.412           13
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.864            0
        12/31/2004      9.864      9.748            0
        12/31/2005      9.748      9.816            0
        12/31/2006      9.816     10.065            3
        12/31/2007     10.065     10.354            6
        12/31/2008     10.354     10.412           19
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.821            0
        12/31/2004      9.821      9.691            1
        12/31/2005      9.691      9.744            1
        12/31/2006      9.744      9.975           25
        12/31/2007      9.975     10.246            9
        12/31/2008     10.246     10.288            9
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.720            0
        12/31/2004      9.720      9.558           41
        12/31/2005      9.558      9.576           32
        12/31/2006      9.576      9.770           79
        12/31/2007      9.770     10.000           49
        12/31/2008     10.000     10.006          142

   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

AZL NACM International Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.465            0
        12/31/2008      9.465      5.137            0
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.443            0
        12/31/2008      9.443      5.106            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.443            0
        12/31/2008      9.443      5.106            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.433            0
        12/31/2008      9.433      5.093            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.411            1
        12/31/2008      9.411      5.064            7
AZL OCC Opportunity Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A      8.009            0
        12/31/2003      8.009     12.786            6
        12/31/2004     12.786     13.574            7
        12/31/2005     13.574     14.053            7
        12/31/2006     14.053     15.463            6
        12/31/2007     15.463     16.587            6
        12/31/2008     16.587      8.635            5
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.709            0
        12/31/2004     12.709     13.444            0
        12/31/2005     13.444     13.869            1
        12/31/2006     13.869     15.205            1
        12/31/2007     15.205     16.251            1
        12/31/2008     16.251      8.430            1
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.709            0
        12/31/2004     12.709     13.444            0
        12/31/2005     13.444     13.869            0
        12/31/2006     13.869     15.205            1
        12/31/2007     15.205     16.251            1
        12/31/2008     16.251      8.430            3
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.677            0
        12/31/2004     12.677     13.391            0
        12/31/2005     13.391     13.793            0
        12/31/2006     13.793     15.099            0
        12/31/2007     15.099     16.114            0
        12/31/2008     16.114      8.346            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.603            0
        12/31/2004     12.603     13.266            2
        12/31/2005     13.266     13.617            9
        12/31/2006     13.617     14.854           11
        12/31/2007     14.854     15.797            7
        12/31/2008     15.797      8.154            8

   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

AZL Oppenheimer Global Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.465            0
        12/31/2005     11.465     12.721            1
        12/31/2006     12.721     14.576            3
        12/31/2007     14.576     15.185            2
        12/31/2008     15.185      8.819            2
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.437            1
        12/31/2005     11.437     12.645            2
        12/31/2006     12.645     14.436            2
        12/31/2007     14.436     14.986            2
        12/31/2008     14.986      8.672            2
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.437            0
        12/31/2005     11.437     12.645            1
        12/31/2006     12.645     14.436            2
        12/31/2007     14.436     14.986            0
        12/31/2008     14.986      8.672            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.426            0
        12/31/2005     11.426     12.613            0
        12/31/2006     12.613     14.379            0
        12/31/2007     14.379     14.904            0
        12/31/2008     14.904      8.611            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.399            1
        12/31/2005     11.399     12.540            9
        12/31/2006     12.540     14.245           15
        12/31/2007     14.245     14.713           15
        12/31/2008     14.713      8.471           19
AZL Oppenheimer International Growth Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     10.225            0
        12/31/2002     10.225      8.674            0
        12/31/2003      8.674     11.432            1
        12/31/2004     11.432     12.894            2
        12/31/2005     12.894     14.504            2
        12/31/2006     14.504     18.432            4
        12/31/2007     18.432     20.390            6
        12/31/2008     20.390     11.220            5
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.343            0
        12/31/2004     11.343     12.747            0
        12/31/2005     12.747     14.289            0
        12/31/2006     14.289     18.093            0
        12/31/2007     18.093     19.942            0
        12/31/2008     19.942     10.934            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.343            0
        12/31/2004     11.343     12.747            0
        12/31/2005     12.747     14.289            0
        12/31/2006     14.289     18.093            1
        12/31/2007     18.093     19.942            1
        12/31/2008     19.942     10.934            3
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.306            0
        12/31/2004     11.306     12.687            0
        12/31/2005     12.687     14.200            0
        12/31/2006     14.200     17.954            0
        12/31/2007     17.954     19.759            0
        12/31/2008     19.759     10.817            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.221            0
        12/31/2004     11.221     12.547            1
        12/31/2005     12.547     13.994           11
        12/31/2006     13.994     17.632           11
        12/31/2007     17.632     19.337           17
        12/31/2008     19.337     10.549           20

   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

AZL PIMCO Fundamental IndexPLUS Total Return Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     11.075            0
        12/31/2007     11.075     11.637            0
        12/31/2008     11.637      6.780            0
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     11.048            0
        12/31/2007     11.048     11.567            0
        12/31/2008     11.567      6.715            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     11.048            0
        12/31/2007     11.048     11.567            0
        12/31/2008     11.567      6.715            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     11.037            0
        12/31/2007     11.037     11.538            0
        12/31/2008     11.538      6.688            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     11.011            0
        12/31/2007     11.011     11.470            0
        12/31/2008     11.470      6.626            0
AZL S&P 500 Index Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.876            0
        12/31/2008      9.876      6.069           29
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.852            0
        12/31/2008      9.852      6.033            3
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.852            0
        12/31/2008      9.852      6.033           17
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.842            0
        12/31/2008      9.842      6.018            4
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.819            2
        12/31/2008      9.819      5.983            9

   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

AZL Schroder Emerging Markets Equity Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.465            1
        12/31/2007     10.465     13.435            2
        12/31/2008     13.435      6.368            7
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.440            0
        12/31/2007     10.440     13.354            1
        12/31/2008     13.354      6.307            1
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.440            1
        12/31/2007     10.440     13.354            3
        12/31/2008     13.354      6.307            5
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.429            0
        12/31/2007     10.429     13.321            0
        12/31/2008     13.321      6.282            1
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.405            6
        12/31/2007     10.405     13.243           35
        12/31/2008     13.243      6.223           55
AZL Schroder International Small Cap Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.237            0
        12/31/2008      9.237      4.953            0
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.215            0
        12/31/2008      9.215      4.923            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.215            0
        12/31/2008      9.215      4.923            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.206            0
        12/31/2008      9.206      4.910            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.184            1
        12/31/2008      9.184      4.882            2

   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

AZL Small Cap Stock Index Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.324            0
        12/31/2008      9.324      6.343           11
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.301            0
        12/31/2008      9.301      6.305            1
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.301            0
        12/31/2008      9.301      6.305           11
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.292            0
        12/31/2008      9.292      6.289            1
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.270            4
        12/31/2008      9.270      6.252           26
AZL TargetPLUS Balanced Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.110            0
        12/31/2008     10.110      7.530            0
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.086            0
        12/31/2008     10.086      7.485            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.086            0
        12/31/2008     10.086      7.485            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.076            0
        12/31/2008     10.076      7.466            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.052            0
        12/31/2008     10.052      7.422            0

   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

AZL TargetPLUS Equity Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.515            0
        12/31/2008     10.515      5.332            0
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.476            0
        12/31/2008     10.476      5.294            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.476            0
        12/31/2008     10.476      5.294            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.460            0
        12/31/2008     10.460      5.278            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.919            0
        12/31/2007      9.919     10.424            9
        12/31/2008     10.424      5.241            9
AZL TargetPLUS Growth Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.933            0
        12/31/2008      9.933      5.933            0
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.909            0
        12/31/2008      9.909      5.897            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.909            0
        12/31/2008      9.909      5.897            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.899            0
        12/31/2008      9.899      5.882            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.876            0
        12/31/2008      9.876      5.848            0

   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

AZL TargetPLUS Moderate Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.074            0
        12/31/2008     10.074      6.712            0
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.049            0
        12/31/2008     10.049      6.671            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.049            0
        12/31/2008     10.049      6.671            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.039            0
        12/31/2008     10.039      6.655            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     10.016            0
        12/31/2008     10.016      6.616            0
AZL Turner Quantitative Small Cap Growth Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.118            0
        12/31/2006     11.118     12.193            0
        12/31/2007     12.193     12.741            1
        12/31/2008     12.741      7.111            1
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.091            0
        12/31/2006     11.091     12.120            0
        12/31/2007     12.120     12.619            0
        12/31/2008     12.619      7.017            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.091            0
        12/31/2006     11.091     12.120            0
        12/31/2007     12.120     12.619            0
        12/31/2008     12.619      7.017            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.080            0
        12/31/2006     11.080     12.090            0
        12/31/2007     12.090     12.569            0
        12/31/2008     12.569      6.979            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.054            0
        12/31/2006     11.054     12.019            1
        12/31/2007     12.019     12.452            5
        12/31/2008     12.452      6.890            6

   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

AZL Van Kampen Comstock Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A      9.343            2
        12/31/2002      9.343      7.376           14
        12/31/2003      7.376      9.485           19
        12/31/2004      9.485     10.944           18
        12/31/2005     10.944     11.206           14
        12/31/2006     11.206     12.781           13
        12/31/2007     12.781     12.312           22
        12/31/2008     12.312      7.740           13
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.395            0
        12/31/2004      9.395     10.800            0
        12/31/2005     10.800     11.019            2
        12/31/2006     11.019     12.523            2
        12/31/2007     12.523     12.019            6
        12/31/2008     12.019      7.529            5
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.395            0
        12/31/2004      9.395     10.800            0
        12/31/2005     10.800     11.019            1
        12/31/2006     11.019     12.523            1
        12/31/2007     12.523     12.019           16
        12/31/2008     12.019      7.529           18
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.357            0
        12/31/2004      9.357     10.741            0
        12/31/2005     10.741     10.942            0
        12/31/2006     10.942     12.417            0
        12/31/2007     12.417     11.899            0
        12/31/2008     11.899      7.443            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.270            0
        12/31/2004      9.270     10.604            1
        12/31/2005     10.604     10.764           10
        12/31/2006     10.764     12.173            8
        12/31/2007     12.173     11.625           31
        12/31/2008     11.625      7.246           33
AZL Van Kampen Equity and Income Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.803            0
        12/31/2005     10.803     11.363            0
        12/31/2006     11.363     12.597            2
        12/31/2007     12.597     12.790            2
        12/31/2008     12.790      9.586            2
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.777            0
        12/31/2005     10.777     11.295            0
        12/31/2006     11.295     12.476            0
        12/31/2007     12.476     12.622            1
        12/31/2008     12.622      9.426            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.777            0
        12/31/2005     10.777     11.295            1
        12/31/2006     11.295     12.476            3
        12/31/2007     12.476     12.622            1
        12/31/2008     12.622      9.426            1
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.767            0
        12/31/2005     10.767     11.266            0
        12/31/2006     11.266     12.427            0
        12/31/2007     12.427     12.552            0
        12/31/2008     12.552      9.360            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     10.741            1
        12/31/2005     10.741     11.201            4
        12/31/2006     11.201     12.311           10
        12/31/2007     12.311     12.392            8
        12/31/2008     12.392      9.208            8

   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

                                       28
AZL Van Kampen Global Franchise Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.267            1
        12/31/2004     12.267     13.560            3
        12/31/2005     13.560     14.916            4
        12/31/2006     14.916     17.819            3
        12/31/2007     17.819     19.278            3
        12/31/2008     19.278     13.567            1
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.237            0
        12/31/2004     12.237     13.479            0
        12/31/2005     13.479     14.773            1
        12/31/2006     14.773     17.585            2
        12/31/2007     17.585     18.956            3
        12/31/2008     18.956     13.293            3
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.237            0
        12/31/2004     12.237     13.479            0
        12/31/2005     13.479     14.773            0
        12/31/2006     14.773     17.585            3
        12/31/2007     17.585     18.956            3
        12/31/2008     18.956     13.293            4
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.225            0
        12/31/2004     12.225     13.445            0
        12/31/2005     13.445     14.714            0
        12/31/2006     14.714     17.489            0
        12/31/2007     17.489     18.824            0
        12/31/2008     18.824     13.180            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.196            0
        12/31/2004     12.196     13.366            6
        12/31/2005     13.366     14.577           15
        12/31/2006     14.577     17.266           25
        12/31/2007     17.266     18.519           33
        12/31/2008     18.519     12.921           31
AZL Van Kampen Global Real Estate Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     12.045            0
        12/31/2007     12.045     10.835            0
        12/31/2008     10.835      5.782            1
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     12.015            1
        12/31/2007     12.015     10.770            4
        12/31/2008     10.770      5.727            4
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     12.015            1
        12/31/2007     12.015     10.770            1
        12/31/2008     10.770      5.727            1
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     12.003            0
        12/31/2007     12.003     10.743           14
        12/31/2008     10.743      5.704            3
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     11.975            2
        12/31/2007     11.975     10.680            7
        12/31/2008     10.680      5.651            9

   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

AZL Van Kampen Growth and Income Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A      9.662            1
        12/31/2002      9.662      8.119            8
        12/31/2003      8.119     10.195            8
        12/31/2004     10.195     11.431            9
        12/31/2005     11.431     12.303            9
        12/31/2006     12.303     14.049           10
        12/31/2007     14.049     14.206            6
        12/31/2008     14.206      9.397            6
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.097            0
        12/31/2004     10.097     11.281            0
        12/31/2005     11.281     12.098            1
        12/31/2006     12.098     13.765            1
        12/31/2007     13.765     13.868            1
        12/31/2008     13.868      9.141            1
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.097            0
        12/31/2004     10.097     11.281            0
        12/31/2005     11.281     12.098            1
        12/31/2006     12.098     13.765            1
        12/31/2007     13.765     13.868            0
        12/31/2008     13.868      9.141            3
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.057            0
        12/31/2004     10.057     11.219            1
        12/31/2005     11.219     12.013            1
        12/31/2006     12.013     13.648            1
        12/31/2007     13.648     13.730            1
        12/31/2008     13.730      9.036            1
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.963            0
        12/31/2004      9.963     11.076            0
        12/31/2005     11.076     11.819           12
        12/31/2006     11.819     13.380           20
        12/31/2007     13.380     13.413           20
        12/31/2008     13.413      8.796           19
AZL Van Kampen Mid Cap Growth Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A      9.514            0
        12/31/2002      9.514      7.101           14
        12/31/2003      7.101      8.985           13
        12/31/2004      8.985     10.731           14
        12/31/2005     10.731     12.428           15
        12/31/2006     12.428     13.372           15
        12/31/2007     13.372     16.096           22
        12/31/2008     16.096      8.163           19
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.899            0
        12/31/2004      8.899     10.590            3
        12/31/2005     10.590     12.220            5
        12/31/2006     12.220     13.102            5
        12/31/2007     13.102     15.714            6
        12/31/2008     15.714      7.941            5
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.899            0
        12/31/2004      8.899     10.590            0
        12/31/2005     10.590     12.220            0
        12/31/2006     12.220     13.102            2
        12/31/2007     13.102     15.714            6
        12/31/2008     15.714      7.941           11
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.864            0
        12/31/2004      8.864     10.532            0
        12/31/2005     10.532     12.135            0
        12/31/2006     12.135     12.991            0
        12/31/2007     12.991     15.557            0
        12/31/2008     15.557      7.850            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.781            0
        12/31/2004      8.781     10.398            0
        12/31/2005     10.398     11.938            2
        12/31/2006     11.938     12.735            5
        12/31/2007     12.735     15.198           20
        12/31/2008     15.198      7.642           20

   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

BlackRock Global Allocation V.I. Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.915           20
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.895            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.895            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.888            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A        N/A          N/A
        12/31/2008        N/A      7.869            0
Davis VA Financial Portfolio
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     11.750            1
        12/31/2002     11.750      9.627            7
        12/31/2003      9.627     12.534            7
        12/31/2004     12.534     13.622            8
        12/31/2005     13.622     14.546            8
        12/31/2006     14.546     16.984            7
        12/31/2007     16.984     15.720            7
        12/31/2008     15.720      8.307            7
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.753            0
        12/31/2004      9.753     10.561            0
        12/31/2005     10.561     11.237            0
        12/31/2006     11.237     13.073            0
        12/31/2007     13.073     12.056            2
        12/31/2008     12.056      6.348            2
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.753            0
        12/31/2004      9.753     10.561            1
        12/31/2005     10.561     11.237            1
        12/31/2006     11.237     13.073            2
        12/31/2007     13.073     12.056            1
        12/31/2008     12.056      6.348            1
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.710            0
        12/31/2004      9.710     10.499            0
        12/31/2005     10.499     11.154            0
        12/31/2006     11.154     12.957            0
        12/31/2007     12.957     11.931            0
        12/31/2008     11.931      6.273            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.610            0
        12/31/2004      9.610     10.355            6
        12/31/2005     10.355     10.963            4
        12/31/2006     10.963     12.690            6
        12/31/2007     12.690     11.645            9
        12/31/2008     11.645      6.100           11

   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

Davis VA Value Portfolio
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A      9.631           27
        12/31/2002      9.631      7.946           33
        12/31/2003      7.946     10.158           36
        12/31/2004     10.158     11.241           35
        12/31/2005     11.241     12.121           25
        12/31/2006     12.121     13.734           22
        12/31/2007     13.734     14.157           21
        12/31/2008     14.157      8.323           11
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.245            0
        12/31/2004      9.245     10.194            0
        12/31/2005     10.194     10.953            0
        12/31/2006     10.953     12.365            0
        12/31/2007     12.365     12.700            0
        12/31/2008     12.700      7.440            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.245            0
        12/31/2004      9.245     10.194            1
        12/31/2005     10.194     10.953            1
        12/31/2006     10.953     12.365            1
        12/31/2007     12.365     12.700            1
        12/31/2008     12.700      7.440            1
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.204            0
        12/31/2004      9.204     10.134            0
        12/31/2005     10.134     10.872            0
        12/31/2006     10.872     12.256            0
        12/31/2007     12.256     12.569            0
        12/31/2008     12.569      7.352            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.110            0
        12/31/2004      9.110      9.995            0
        12/31/2005      9.995     10.685            0
        12/31/2006     10.685     12.003            0
        12/31/2007     12.003     12.267            0
        12/31/2008     12.267      7.150            0
Franklin Global Real Estate Securities Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     29.116            0
        12/31/2002     29.116     29.280            8
        12/31/2003     29.280     39.158           11
        12/31/2004     39.158     50.846           13
        12/31/2005     50.846     56.846           13
        12/31/2006     56.846     67.537           13
        12/31/2007     67.537     52.652           12
        12/31/2008     52.652     29.883            4
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     37.130            0
        12/31/2004     37.130     48.038            1
        12/31/2005     48.038     53.515            2
        12/31/2006     53.515     63.351            2
        12/31/2007     63.351     49.210            2
        12/31/2008     49.210     27.828            2
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     37.130            0
        12/31/2004     37.130     48.038            0
        12/31/2005     48.038     53.515            1
        12/31/2006     53.515     63.351            1
        12/31/2007     63.351     49.210            0
        12/31/2008     49.210     27.828            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     36.316            0
        12/31/2004     36.316     46.914            0
        12/31/2005     46.914     52.185            0
        12/31/2006     52.185     61.684            0
        12/31/2007     61.684     47.843            0
        12/31/2008     47.843     27.015            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     34.485            0
        12/31/2004     34.485     44.394            0
        12/31/2005     44.394     49.209            6
        12/31/2006     49.209     57.963            6
        12/31/2007     57.963     44.800            5
        12/31/2008     44.800     25.207            6

   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

Franklin Growth and Income Securities Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     28.853            5
        12/31/2002     28.853     23.959           13
        12/31/2003     23.959     29.669           15
        12/31/2004     29.669     32.332           18
        12/31/2005     32.332     32.974           18
        12/31/2006     32.974     37.931           17
        12/31/2007     37.931     35.982           15
        12/31/2008     35.982     22.991            8
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     28.137            0
        12/31/2004     28.137     30.551            0
        12/31/2005     30.551     31.046            0
        12/31/2006     31.046     35.586            0
        12/31/2007     35.586     33.635            0
        12/31/2008     33.635     21.413            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     28.137            0
        12/31/2004     28.137     30.551            1
        12/31/2005     30.551     31.046            1
        12/31/2006     31.046     35.586            1
        12/31/2007     35.586     33.635            0
        12/31/2008     33.635     21.413            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     27.520            0
        12/31/2004     27.520     29.836            0
        12/31/2005     29.836     30.275            0
        12/31/2006     30.275     34.649            0
        12/31/2007     34.649     32.701            0
        12/31/2008     32.701     20.787            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     26.133            0
        12/31/2004     26.133     28.233            0
        12/31/2005     28.233     28.548            1
        12/31/2006     28.548     32.559            1
        12/31/2007     32.559     30.620            1
        12/31/2008     30.620     19.397            1
Franklin High Income Securities Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     18.120            0
        12/31/2002     18.120     16.074           20
        12/31/2003     16.074     20.775           26
        12/31/2004     20.775     22.488           26
        12/31/2005     22.488     22.890           18
        12/31/2006     22.890     24.664           14
        12/31/2007     24.664     24.957           14
        12/31/2008     24.957     18.839           11
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     19.701            0
        12/31/2004     19.701     21.249            0
        12/31/2005     21.249     21.552            0
        12/31/2006     21.552     23.139           13
        12/31/2007     23.139     23.329            7
        12/31/2008     23.329     17.547            7
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     19.701            0
        12/31/2004     19.701     21.249            4
        12/31/2005     21.249     21.552            5
        12/31/2006     21.552     23.139            6
        12/31/2007     23.139     23.329            5
        12/31/2008     23.329     17.547            5
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     19.270            0
        12/31/2004     19.270     20.752            0
        12/31/2005     20.752     21.016            0
        12/31/2006     21.016     22.530            0
        12/31/2007     22.530     22.681            0
        12/31/2008     22.681     17.034            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     18.298            0
        12/31/2004     18.298     19.637            0
        12/31/2005     19.637     19.818            2
        12/31/2006     19.818     21.171            2
        12/31/2007     21.171     21.238            2
        12/31/2008     21.238     15.894            2

   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

Franklin Income Securities Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     28.058           15
        12/31/2002     28.058     27.475           36
        12/31/2003     27.475     35.654           49
        12/31/2004     35.654     39.992           47
        12/31/2005     39.992     40.034           41
        12/31/2006     40.034     46.638           35
        12/31/2007     46.638     47.670           31
        12/31/2008     47.670     33.036           25
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     33.812            0
        12/31/2004     33.812     37.789            4
        12/31/2005     37.789     37.693            5
        12/31/2006     37.693     43.754            5
        12/31/2007     43.754     44.561            4
        12/31/2008     44.561     30.770            3
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     33.812            0
        12/31/2004     33.812     37.789            1
        12/31/2005     37.789     37.693            2
        12/31/2006     37.693     43.754            4
        12/31/2007     43.754     44.561            2
        12/31/2008     44.561     30.770            2
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     33.071            0
        12/31/2004     33.071     36.905            0
        12/31/2005     36.905     36.757            0
        12/31/2006     36.757     42.603            1
        12/31/2007     42.603     43.323            1
        12/31/2008     43.323     29.870            1
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     31.404            0
        12/31/2004     31.404     34.922            0
        12/31/2005     34.922     34.660            4
        12/31/2006     34.660     40.033            5
        12/31/2007     40.033     40.567           14
        12/31/2008     40.567     27.872           14
 Franklin Large Cap Growth Securities Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     18.209            4
        12/31/2002     18.209     13.780            4
        12/31/2003     13.780     17.235            6
        12/31/2004     17.235     18.326           11
        12/31/2005     18.326     18.247           12
        12/31/2006     18.247     19.937           10
        12/31/2007     19.937     20.864            9
        12/31/2008     20.864     13.458            7
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     16.765            0
        12/31/2004     16.765     17.763            0
        12/31/2005     17.763     17.622            0
        12/31/2006     17.622     19.185            0
        12/31/2007     19.185     20.005            0
        12/31/2008     20.005     12.857            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     16.765            0
        12/31/2004     16.765     17.763            1
        12/31/2005     17.763     17.622            1
        12/31/2006     17.622     19.185            1
        12/31/2007     19.185     20.005            1
        12/31/2008     20.005     12.857            1
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     16.573            0
        12/31/2004     16.573     17.533            0
        12/31/2005     17.533     17.369            1
        12/31/2006     17.369     18.881            1
        12/31/2007     18.881     19.658            2
        12/31/2008     19.658     12.615            1
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     16.134            0
        12/31/2004     16.134     17.009            8
        12/31/2005     17.009     16.790           11
        12/31/2006     16.790     18.189            9
        12/31/2007     18.189     18.871            7
        12/31/2008     18.871     12.067            7

   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

Franklin Rising Dividends Securities Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     24.814           12
        12/31/2002     24.814     24.060           33
        12/31/2003     24.060     29.533           61
        12/31/2004     29.533     32.295           64
        12/31/2005     32.295     32.908           61
        12/31/2006     32.908     37.974           54
        12/31/2007     37.974     36.404           48
        12/31/2008     36.404     26.146           40
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     28.424            0
        12/31/2004     28.424     30.971            1
        12/31/2005     30.971     31.446            2
        12/31/2006     31.446     36.157            3
        12/31/2007     36.157     34.537            3
        12/31/2008     34.537     24.715            2
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     28.424            0
        12/31/2004     28.424     30.971            0
        12/31/2005     30.971     31.446            0
        12/31/2006     31.446     36.157            0
        12/31/2007     36.157     34.537            0
        12/31/2008     34.537     24.715            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     27.919            0
        12/31/2004     27.919     30.375            0
        12/31/2005     30.375     30.795            0
        12/31/2006     30.795     35.356            0
        12/31/2007     35.356     33.720            0
        12/31/2008     33.720     24.095            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     26.776            0
        12/31/2004     26.776     29.029            2
        12/31/2005     29.029     29.328           18
        12/31/2006     29.328     33.554           20
        12/31/2007     33.554     31.890           15
        12/31/2008     31.890     22.707           15
Franklin Small Cap Value Securities Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     10.638            1
        12/31/2002     10.638      9.510            5
        12/31/2003      9.510     12.379           13
        12/31/2004     12.379     15.091           16
        12/31/2005     15.091     16.172           21
        12/31/2006     16.172     18.639           18
        12/31/2007     18.639     17.925           17
        12/31/2008     17.925     11.829           16
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.129            0
        12/31/2004     12.129     14.733            2
        12/31/2005     14.733     15.732            3
        12/31/2006     15.732     18.067            3
        12/31/2007     18.067     17.312            3
        12/31/2008     17.312     11.383            3
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.129            0
        12/31/2004     12.129     14.733            0
        12/31/2005     14.733     15.732            0
        12/31/2006     15.732     18.067            0
        12/31/2007     18.067     17.312            0
        12/31/2008     17.312     11.383            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     12.026            0
        12/31/2004     12.026     14.586            0
        12/31/2005     14.586     15.552            0
        12/31/2006     15.552     17.833            0
        12/31/2007     17.833     17.062            0
        12/31/2008     17.062     11.202            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.790            0
        12/31/2004     11.790     14.250            0
        12/31/2005     14.250     15.140            2
        12/31/2006     15.140     17.300            1
        12/31/2007     17.300     16.494            1
        12/31/2008     16.494     10.791            1

   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

Franklin Small-Mid Cap Growth Securities Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     19.747            3
        12/31/2002     19.747     13.874           18
        12/31/2003     13.874     18.760           19
        12/31/2004     18.760     20.603           21
        12/31/2005     20.603     21.270           19
        12/31/2006     21.270     22.778           17
        12/31/2007     22.778     24.962           17
        12/31/2008     24.962     14.142            9
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     18.280            0
        12/31/2004     18.280     20.003            0
        12/31/2005     20.003     20.577            0
        12/31/2006     20.577     21.957            0
        12/31/2007     21.957     23.975            0
        12/31/2008     23.975     13.534            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     18.280            0
        12/31/2004     18.280     20.003            1
        12/31/2005     20.003     20.577            1
        12/31/2006     20.577     21.957            1
        12/31/2007     21.957     23.975            1
        12/31/2008     23.975     13.534            1
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     18.057            0
        12/31/2004     18.057     19.730            0
        12/31/2005     19.730     20.266            0
        12/31/2006     20.266     21.592            0
        12/31/2007     21.592     23.541            0
        12/31/2008     23.541     13.269            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     17.548            0
        12/31/2004     17.548     19.106            1
        12/31/2005     19.106     19.557            5
        12/31/2006     19.557     20.764            4
        12/31/2007     20.764     22.559            3
        12/31/2008     22.559     12.671            3
Franklin Templeton VIP Founding Funds Allocation Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.242            0
        12/31/2008      9.242      5.839            0
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.225            0
        12/31/2008      9.225      5.808            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.225            7
        12/31/2008      9.225      5.808           12
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.219            0
        12/31/2008      9.219      5.795            3
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A      9.203            2
        12/31/2008      9.203      5.764            0

   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

Franklin U.S. Government Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     21.317           32
        12/31/2002     21.317     23.054           66
        12/31/2003     23.054     23.216           74
        12/31/2004     23.216     23.667           83
        12/31/2005     23.667     23.878           83
        12/31/2006     23.878     24.471           71
        12/31/2007     24.471     25.700           61
        12/31/2008     25.700     27.240           53
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     22.015            0
        12/31/2004     22.015     22.361            2
        12/31/2005     22.361     22.480            2
        12/31/2006     22.480     22.955            2
        12/31/2007     22.955     24.021            2
        12/31/2008     24.021     25.369            2
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     22.015            0
        12/31/2004     22.015     22.361            0
        12/31/2005     22.361     22.480            0
        12/31/2006     22.480     22.955            0
        12/31/2007     22.955     24.021            0
        12/31/2008     24.021     25.369            5
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     21.532            0
        12/31/2004     21.532     21.838            0
        12/31/2005     21.838     21.921            0
        12/31/2006     21.921     22.351            0
        12/31/2007     22.351     23.354            0
        12/31/2008     23.354     24.627            2
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     20.447            0
        12/31/2004     20.447     20.665            2
        12/31/2005     20.665     20.671            6
        12/31/2006     20.671     21.003            2
        12/31/2007     21.003     21.868            2
        12/31/2008     21.868     22.980            2
Franklin Zero Coupon Fund 2010
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     29.125            0
        12/31/2002     29.125     34.462           14
        12/31/2003     34.462     35.172           19
        12/31/2004     35.172     36.285           22
        12/31/2005     36.285     36.299           17
        12/31/2006     36.299     36.734           13
        12/31/2007     36.734     39.308           13
        12/31/2008     39.308     41.628            4
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     33.350            0
        12/31/2004     33.350     34.281            0
        12/31/2005     34.281     34.172            0
        12/31/2006     34.172     34.457            0
        12/31/2007     34.457     36.738            0
        12/31/2008     36.738     38.767            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     33.350            0
        12/31/2004     33.350     34.281            0
        12/31/2005     34.281     34.172            0
        12/31/2006     34.172     34.457            0
        12/31/2007     34.457     36.738            0
        12/31/2008     36.738     38.767            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     32.619            0
        12/31/2004     32.619     33.480            0
        12/31/2005     33.480     33.322            0
        12/31/2006     33.322     33.550            0
        12/31/2007     33.550     35.718            0
        12/31/2008     35.718     37.633            4
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     30.975            0
        12/31/2004     30.975     31.681            0
        12/31/2005     31.681     31.422            5
        12/31/2006     31.422     31.527            5
        12/31/2007     31.527     33.445            5
        12/31/2008     33.445     35.115            5



   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

Mutual Global Discovery Securities Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     14.617            1
        12/31/2002     14.617     13.047            4
        12/31/2003     13.047     16.581            4
        12/31/2004     16.581     19.307            7
        12/31/2005     19.307     22.059            9
        12/31/2006     22.059     26.744            9
        12/31/2007     26.744     29.468           13
        12/31/2008     29.468     20.771           11
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     16.209            0
        12/31/2004     16.209     18.805            2
        12/31/2005     18.805     21.409            3
        12/31/2006     21.409     25.864            4
        12/31/2007     25.864     28.395            4
        12/31/2008     28.395     19.942            4
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     16.209            0
        12/31/2004     16.209     18.805            1
        12/31/2005     18.805     21.409            1
        12/31/2006     21.409     25.864            2
        12/31/2007     25.864     28.395            2
        12/31/2008     28.395     19.942            1
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     16.036            0
        12/31/2004     16.036     18.577            0
        12/31/2005     18.577     21.117            0
        12/31/2006     21.117     25.473            0
        12/31/2007     25.473     27.924            0
        12/31/2008     27.924     19.582            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     15.639            0
        12/31/2004     15.639     18.054            1
        12/31/2005     18.054     20.452            6
        12/31/2006     20.452     24.584            6
        12/31/2007     24.584     26.855            6
        12/31/2008     26.855     18.766            7
 Mutual Shares Securities Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     15.555            3
        12/31/2002     15.555     13.515           21
        12/31/2003     13.515     16.663           19
        12/31/2004     16.663     18.490           19
        12/31/2005     18.490     20.140           16
        12/31/2006     20.140     23.490           26
        12/31/2007     23.490     23.946           25
        12/31/2008     23.946     14.837           24
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     16.228            0
        12/31/2004     16.228     17.942            2
        12/31/2005     17.942     19.473            3
        12/31/2006     19.473     22.630            3
        12/31/2007     22.630     22.986            3
        12/31/2008     22.986     14.191            3
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     16.228            0
        12/31/2004     16.228     17.942            0
        12/31/2005     17.942     19.473            0
        12/31/2006     19.473     22.630            6
        12/31/2007     22.630     22.986            5
        12/31/2008     22.986     14.191            2
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     16.055            0
        12/31/2004     16.055     17.723            0
        12/31/2005     17.723     19.207            0
        12/31/2006     19.207     22.288            1
        12/31/2007     22.288     22.605            3
        12/31/2008     22.605     13.934            2
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     15.658            0
        12/31/2004     15.658     17.225            0
        12/31/2005     17.225     18.602            3
        12/31/2006     18.602     21.510            6
        12/31/2007     21.510     21.739           26
        12/31/2008     21.739     13.354           26



   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

OpCap Mid Cap Portfolio
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A     10.003            1
        12/31/2007     10.003     10.567            1
        12/31/2008     10.567      6.072            3
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.979            0
        12/31/2007      9.979     10.504            0
        12/31/2008     10.504      6.014            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.979            0
        12/31/2007      9.979     10.504            0
        12/31/2008     10.504      6.014            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.969            0
        12/31/2007      9.969     10.477            1
        12/31/2008     10.477      5.990            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A      9.946            0
        12/31/2007      9.946     10.416            0
        12/31/2008     10.416      5.934            0
Oppenheimer Global Securities Fund/VA
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A      8.986            6
        12/31/2002      8.986      6.894           21
        12/31/2003      6.894      9.713           31
        12/31/2004      9.713     11.403           36
        12/31/2005     11.403     12.842           30
        12/31/2006     12.842     14.892           29
        12/31/2007     14.892     15.597           25
        12/31/2008     15.597      9.191           20
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.267            0
        12/31/2004      9.267     10.840            1
        12/31/2005     10.840     12.164            1
        12/31/2006     12.164     14.054            1
        12/31/2007     14.054     14.667            1
        12/31/2008     14.667      8.611            1
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.267            0
        12/31/2004      9.267     10.840            0
        12/31/2005     10.840     12.164            0
        12/31/2006     12.164     14.054            0
        12/31/2007     14.054     14.667            0
        12/31/2008     14.667      8.611            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.226            0
        12/31/2004      9.226     10.776            0
        12/31/2005     10.776     12.074            0
        12/31/2006     12.074     13.929            0
        12/31/2007     13.929     14.515            0
        12/31/2008     14.515      8.509            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      9.131            0
        12/31/2004      9.131     10.628            0
        12/31/2005     10.628     11.867            0
        12/31/2006     11.867     13.643            0
        12/31/2007     13.643     14.166            0
        12/31/2008     14.166      8.276            0

   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

                                     39
Oppenheimer High Income Fund/VA
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A      9.566            1
        12/31/2002      9.566      9.199           29
        12/31/2003      9.199     11.234           35
        12/31/2004     11.234     12.059           31
        12/31/2005     12.059     12.156           18
        12/31/2006     12.156     13.106           11
        12/31/2007     13.106     12.898           10
        12/31/2008     12.898      2.710            8
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.017            0
        12/31/2004     11.017     11.784            2
        12/31/2005     11.784     11.836            2
        12/31/2006     11.836     12.715            2
        12/31/2007     12.715     12.468            4
        12/31/2008     12.468      2.610           12
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.017            0
        12/31/2004     11.017     11.784            0
        12/31/2005     11.784     11.836            0
        12/31/2006     11.836     12.715            0
        12/31/2007     12.715     12.468            0
        12/31/2008     12.468      2.610            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.968            0
        12/31/2004     10.968     11.714            0
        12/31/2005     11.714     11.749            0
        12/31/2006     11.749     12.602            0
        12/31/2007     12.602     12.338            0
        12/31/2008     12.338      2.579            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.856            0
        12/31/2004     10.856     11.553            0
        12/31/2005     11.553     11.547            0
        12/31/2006     11.547     12.342            0
        12/31/2007     12.342     12.042            0
        12/31/2008     12.042      2.509            0
Oppenheimer Main Street Fund/VA
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A      8.330           16
        12/31/2002      8.330      6.664           48
        12/31/2003      6.664      8.320           59
        12/31/2004      8.320      8.972           63
        12/31/2005      8.972      9.368           55
        12/31/2006      9.368     10.616           50
        12/31/2007     10.616     10.921           46
        12/31/2008     10.921      6.620           43
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.620            0
        12/31/2004      8.620      9.262            0
        12/31/2005      9.262      9.636            0
        12/31/2006      9.636     10.881            0
        12/31/2007     10.881     11.153            0
        12/31/2008     11.153      6.736            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.620            0
        12/31/2004      8.620      9.262            8
        12/31/2005      9.262      9.636            8
        12/31/2006      9.636     10.881            9
        12/31/2007     10.881     11.153            9
        12/31/2008     11.153      6.736            9
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.582            0
        12/31/2004      8.582      9.207            1
        12/31/2005      9.207      9.565            1
        12/31/2006      9.565     10.785            1
        12/31/2007     10.785     11.037            1
        12/31/2008     11.037      6.657            1
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.494            0
        12/31/2004      8.494      9.081            0
        12/31/2005      9.081      9.401            0
        12/31/2006      9.401     10.562            0
        12/31/2007     10.562     10.772            0
        12/31/2008     10.772      6.474            0

   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

PIMCO VIT All Asset Portfolio
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.871            0
        12/31/2005     11.871     12.424           15
        12/31/2006     12.424     12.811           12
        12/31/2007     12.811     13.672           11
        12/31/2008     13.672     11.335            9
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.842            0
        12/31/2005     11.842     12.350            1
        12/31/2006     12.350     12.689            1
        12/31/2007     12.689     13.492            0
        12/31/2008     13.492     11.146            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.842            0
        12/31/2005     11.842     12.350            0
        12/31/2006     12.350     12.689            1
        12/31/2007     12.689     13.492            1
        12/31/2008     13.492     11.146            1
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.830            0
        12/31/2005     11.830     12.319            0
        12/31/2006     12.319     12.638            1
        12/31/2007     12.638     13.418            1
        12/31/2008     13.418     11.068            1
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A     11.802            3
        12/31/2005     11.802     12.247            5
        12/31/2006     12.247     12.521           12
        12/31/2007     12.521     13.247           16
        12/31/2008     13.247     10.888           17
 PIMCO VIT CommodityRealReturn Strategy Portfolio
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.030            9
        12/31/2006     11.030     10.530            9
        12/31/2007     10.530     12.785            9
        12/31/2008     12.785      7.080            9
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.003            0
        12/31/2006     11.003     10.467            0
        12/31/2007     10.467     12.662            0
        12/31/2008     12.662      6.987            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     11.003            0
        12/31/2006     11.003     10.467            0
        12/31/2007     10.467     12.662            0
        12/31/2008     12.662      6.987            5
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.992            0
        12/31/2006     10.992     10.441            0
        12/31/2007     10.441     12.612            0
        12/31/2008     12.612      6.948            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.966            1
        12/31/2006     10.966     10.380            1
        12/31/2007     10.380     12.494            2
        12/31/2008     12.494      6.859            5

   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

PIMCO VIT Emerging Markets Bond Portfolio
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.921            1
        12/31/2006     10.921     11.758            1
        12/31/2007     11.758     12.257            2
        12/31/2008     12.257     10.313            7
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.895            0
        12/31/2006     10.895     11.687            0
        12/31/2007     11.687     12.140            0
        12/31/2008     12.140     10.178            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.895            0
        12/31/2006     10.895     11.687            0
        12/31/2007     11.687     12.140            0
        12/31/2008     12.140     10.178            3
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.884            0
        12/31/2006     10.884     11.658            0
        12/31/2007     11.658     12.091            0
        12/31/2008     12.091     10.122            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A     10.858            0
        12/31/2006     10.858     11.590            0
        12/31/2007     11.590     11.979            4
        12/31/2008     11.979      9.992            6
 PIMCO VIT Global Bond Portfolio (Unhedged)
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A      9.343            0
        12/31/2006      9.343      9.633            0
        12/31/2007      9.633     10.415            7
        12/31/2008     10.415     10.174            5
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A      9.321            0
        12/31/2006      9.321      9.576            0
        12/31/2007      9.576     10.315            0
        12/31/2008     10.315     10.040            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A      9.321            0
        12/31/2006      9.321      9.576            0
        12/31/2007      9.576     10.315            0
        12/31/2008     10.315     10.040            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A      9.311            0
        12/31/2006      9.311      9.552            0
        12/31/2007      9.552     10.274            0
        12/31/2008     10.274      9.985            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A      9.289            0
        12/31/2006      9.289      9.496            0
        12/31/2007      9.496     10.178            0
        12/31/2008     10.178      9.857            0

   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

                                       42
PIMCO VIT High Yield Portfolio
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A      9.559            0
        12/31/2002      9.559      9.303           37
        12/31/2003      9.303     11.266           47
        12/31/2004     11.266     12.160           49
        12/31/2005     12.160     12.475           35
        12/31/2006     12.475     13.410           24
        12/31/2007     13.410     13.675           21
        12/31/2008     13.675     10.300            9
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.430            0
        12/31/2004     11.430     12.293            2
        12/31/2005     12.293     12.566            2
        12/31/2006     12.566     13.459            2
        12/31/2007     13.459     13.675            2
        12/31/2008     13.675     10.264            2
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.430            0
        12/31/2004     11.430     12.293            9
        12/31/2005     12.293     12.566           10
        12/31/2006     12.566     13.459           10
        12/31/2007     13.459     13.675           10
        12/31/2008     13.675     10.264           10
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.379            0
        12/31/2004     11.379     12.220            0
        12/31/2005     12.220     12.473            0
        12/31/2006     12.473     13.340            0
        12/31/2007     13.340     13.533            0
        12/31/2008     13.533     10.142            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.263            0
        12/31/2004     11.263     12.052            1
        12/31/2005     12.052     12.259           12
        12/31/2006     12.259     13.065           15
        12/31/2007     13.065     13.208           14
        12/31/2008     13.208      9.864           15
 PIMCO VIT Real Return Portfolio
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.510            1
        12/31/2004     10.510     11.277           10
        12/31/2005     11.277     11.344           17
        12/31/2006     11.344     11.257           16
        12/31/2007     11.257     12.272           17
        12/31/2008     12.272     11.238           28
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.484            0
        12/31/2004     10.484     11.210            7
        12/31/2005     11.210     11.236           10
        12/31/2006     11.236     11.109           10
        12/31/2007     11.109     12.068            4
        12/31/2008     12.068     11.010            3
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.484            0
        12/31/2004     10.484     11.210            1
        12/31/2005     11.210     11.236            2
        12/31/2006     11.236     11.109            5
        12/31/2007     11.109     12.068            1
        12/31/2008     12.068     11.010            1
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.474            0
        12/31/2004     10.474     11.182            0
        12/31/2005     11.182     11.191            0
        12/31/2006     11.191     11.048            0
        12/31/2007     11.048     11.983            0
        12/31/2008     11.983     10.917            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     10.449            0
        12/31/2004     10.449     11.116            1
        12/31/2005     11.116     11.086            5
        12/31/2006     11.086     10.907           14
        12/31/2007     10.907     11.789           12
        12/31/2008     11.789     10.702            7

   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

                                       43
PIMCO VIT StocksPLUS Growth and Income Portfolio
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A      8.252            1
        12/31/2002      8.252      6.486            3
        12/31/2003      6.486      8.332           16
        12/31/2004      8.332      9.095           12
        12/31/2005      9.095      9.274           11
        12/31/2006      9.274     10.498           11
        12/31/2007     10.498     11.051            9
        12/31/2008     11.051      6.246            5
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.637            0
        12/31/2004      8.637      9.395            0
        12/31/2005      9.395      9.545            0
        12/31/2006      9.545     10.767            0
        12/31/2007     10.767     11.293            0
        12/31/2008     11.293      6.360            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.637            0
        12/31/2004      8.637      9.395            0
        12/31/2005      9.395      9.545            0
        12/31/2006      9.545     10.767            0
        12/31/2007     10.767     11.293            0
        12/31/2008     11.293      6.360            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.599            0
        12/31/2004      8.599      9.340            0
        12/31/2005      9.340      9.474            0
        12/31/2006      9.474     10.671            0
        12/31/2007     10.671     11.176            0
        12/31/2008     11.176      6.284            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      8.511            0
        12/31/2004      8.511      9.211            0
        12/31/2005      9.211      9.312            0
        12/31/2006      9.312     10.451            0
        12/31/2007     10.451     10.907            0
        12/31/2008     10.907      6.112            0
 PIMCO VIT Total Return Portfolio
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     11.389            2
        12/31/2002     11.389     12.239           81
        12/31/2003     12.239     12.666          103
        12/31/2004     12.666     13.088          107
        12/31/2005     13.088     13.212          107
        12/31/2006     13.212     13.518           99
        12/31/2007     13.518     14.484           87
        12/31/2008     14.484     14.954           73
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.747            0
        12/31/2004     11.747     12.095            4
        12/31/2005     12.095     12.165            4
        12/31/2006     12.165     12.403            4
        12/31/2007     12.403     13.241            5
        12/31/2008     13.241     13.622            3
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.747            0
        12/31/2004     11.747     12.095            0
        12/31/2005     12.095     12.165            0
        12/31/2006     12.165     12.403            2
        12/31/2007     12.403     13.241            1
        12/31/2008     13.241     13.622            3
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.695            0
        12/31/2004     11.695     12.024            0
        12/31/2005     12.024     12.075            0
        12/31/2006     12.075     12.293            0
        12/31/2007     12.293     13.104            0
        12/31/2008     13.104     13.460            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     11.575            0
        12/31/2004     11.575     11.858            1
        12/31/2005     11.858     11.868            8
        12/31/2006     11.868     12.040           18
        12/31/2007     12.040     12.789           33
        12/31/2008     12.789     13.090           30

   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

                                       44
Seligman Smaller-Cap Value Portfolio
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     16.623            1
        12/31/2002     16.623     13.861            8
        12/31/2003     13.861     20.475            9
        12/31/2004     20.475     24.196            8
        12/31/2005     24.196     22.891            7
        12/31/2006     22.891     27.345            7
        12/31/2007     27.345     28.055            6
        12/31/2008     28.055     16.712            6
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     14.690            0
        12/31/2004     14.690     17.297            1
        12/31/2005     17.297     16.305            1
        12/31/2006     16.305     19.408            1
        12/31/2007     19.408     19.840            1
        12/31/2008     19.840     11.776            1
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     14.690            0
        12/31/2004     14.690     17.297            0
        12/31/2005     17.297     16.305            0
        12/31/2006     16.305     19.408            0
        12/31/2007     19.408     19.840            0
        12/31/2008     19.840     11.776            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     14.625            0
        12/31/2004     14.625     17.195            0
        12/31/2005     17.195     16.185            0
        12/31/2006     16.185     19.236            0
        12/31/2007     19.236     19.634            0
        12/31/2008     19.634     11.636            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     14.475            0
        12/31/2004     14.475     16.959            0
        12/31/2005     16.959     15.907            0
        12/31/2006     15.907     18.840            0
        12/31/2007     18.840     19.162            0
        12/31/2008     19.162     11.317            0
 SP International Growth Portfolio
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A      5.356            0
        12/31/2002      5.356      4.072            2
        12/31/2003      4.072      5.582            3
        12/31/2004      5.582      6.385            4
        12/31/2005      6.385      7.285            3
        12/31/2006      7.285      8.625            2
        12/31/2007      8.625     10.122            2
        12/31/2008     10.122      4.938            1
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      5.521            0
        12/31/2004      5.521      6.293            0
        12/31/2005      6.293      7.154            0
        12/31/2006      7.154      8.440            0
        12/31/2007      8.440      9.868            0
        12/31/2008      9.868      4.796            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      5.521            0
        12/31/2004      5.521      6.293            0
        12/31/2005      6.293      7.154            0
        12/31/2006      7.154      8.440            0
        12/31/2007      8.440      9.868            0
        12/31/2008      9.868      4.796            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      5.496            0
        12/31/2004      5.496      6.255            0
        12/31/2005      6.255      7.100            0
        12/31/2006      7.100      8.363            0
        12/31/2007      8.363      9.765            0
        12/31/2008      9.765      4.739            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      5.437            0
        12/31/2004      5.437      6.167            0
        12/31/2005      6.167      6.975            0
        12/31/2006      6.975      8.188            0
        12/31/2007      8.188      9.527            0
        12/31/2008      9.527      4.607            0

   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

SP Strategic Partners Focused Growth Portfolio
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A      6.599            1
        12/31/2002      6.599      4.842            1
        12/31/2003      4.842      5.985            1
        12/31/2004      5.985      6.480            1
        12/31/2005      6.480      7.331            1
        12/31/2006      7.331      7.143            1
        12/31/2007      7.143      8.069            1
        12/31/2008      8.069      4.886            0
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      5.920            0
        12/31/2004      5.920      6.386            0
        12/31/2005      6.386      7.199            0
        12/31/2006      7.199      6.989            0
        12/31/2007      6.989      7.867            0
        12/31/2008      7.867      4.746            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      5.920            0
        12/31/2004      5.920      6.386            0
        12/31/2005      6.386      7.199            0
        12/31/2006      7.199      6.989            0
        12/31/2007      6.989      7.867            0
        12/31/2008      7.867      4.746            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      5.893            0
        12/31/2004      5.893      6.348            0
        12/31/2005      6.348      7.145            0
        12/31/2006      7.145      6.926            0
        12/31/2007      6.926      7.784            0
        12/31/2008      7.784      4.689            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A      5.830            0
        12/31/2004      5.830      6.258            0
        12/31/2005      6.258      7.020           19
        12/31/2006      7.020      6.781            6
        12/31/2007      6.781      7.594            6
        12/31/2008      7.594      4.559            6
Templeton Foreign Securities Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     17.645            4
        12/31/2002     17.645     14.157           15
        12/31/2003     14.157     18.440           15
        12/31/2004     18.440     21.533           13
        12/31/2005     21.533     23.373           13
        12/31/2006     23.373     27.966           12
        12/31/2007     27.966     31.809           11
        12/31/2008     31.809     18.684           10
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     17.629            0
        12/31/2004     17.629     20.512            1
        12/31/2005     20.512     22.184            2
        12/31/2006     22.184     26.449            2
        12/31/2007     26.449     29.975            2
        12/31/2008     29.975     17.543            2
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     17.629            0
        12/31/2004     17.629     20.512            0
        12/31/2005     20.512     22.184            0
        12/31/2006     22.184     26.449            0
        12/31/2007     26.449     29.975            1
        12/31/2008     29.975     17.543            2
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     17.317            0
        12/31/2004     17.317     20.118            0
        12/31/2005     20.118     21.725            0
        12/31/2006     21.725     25.863            0
        12/31/2007     25.863     29.267            1
        12/31/2008     29.267     17.103            0
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     16.608            0
        12/31/2004     16.608     19.227            3
        12/31/2005     19.227     20.691           14
        12/31/2006     20.691     24.546           13
        12/31/2007     24.546     27.679            8
        12/31/2008     27.679     16.118            6

   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009

Templeton Global Bond Securities Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     16.970            0
        12/31/2002     16.970     20.255            0
        12/31/2003     20.255     24.432            0
        12/31/2004     24.432     27.617            0
        12/31/2005     27.617     26.372            0
        12/31/2006     26.372     29.301            0
        12/31/2007     29.301     32.042            2
        12/31/2008     32.042     33.526            5
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     29.822            0
        12/31/2008     29.822     31.090            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     29.822            0
        12/31/2008     29.822     31.090            0
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     29.016            0
        12/31/2008     29.016     30.205            1
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A        N/A          N/A
        12/31/2004        N/A        N/A          N/A
        12/31/2005        N/A        N/A          N/A
        12/31/2006        N/A        N/A          N/A
        12/31/2007        N/A     27.219            0
        12/31/2008     27.219     28.235            1
Templeton Growth Securities Fund
ADV 1        1.49%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A     18.790            1
        12/31/2002     18.790     15.090           12
        12/31/2003     15.090     19.644           14
        12/31/2004     19.644     22.454           35
        12/31/2005     22.454     24.083           31
        12/31/2006     24.083     28.903           35
        12/31/2007     28.903     29.141           34
        12/31/2008     29.141     16.559           20
ADV 3        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     19.000            0
        12/31/2004     19.000     21.639            0
        12/31/2005     21.639     23.126            0
        12/31/2006     23.126     27.655            0
        12/31/2007     27.655     27.782            0
        12/31/2008     27.782     15.730            0
ADV 4        1.85%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     19.000            0
        12/31/2004     19.000     21.639            0
        12/31/2005     21.639     23.126            0
        12/31/2006     23.126     27.655            2
        12/31/2007     27.655     27.782            1
        12/31/2008     27.782     15.730            1
ADV 5        2.00%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     18.722            0
        12/31/2004     18.722     21.291            0
        12/31/2005     21.291     22.721            0
        12/31/2006     22.721     27.129            1
        12/31/2007     27.129     27.213            1
        12/31/2008     27.213     15.384            1
ADV 6        2.35%
        12/31/2000        N/A        N/A          N/A
        12/31/2001        N/A        N/A          N/A
        12/31/2002        N/A        N/A          N/A
        12/31/2003        N/A     18.090            0
        12/31/2004     18.090     20.501            1
        12/31/2005     20.501     21.801            7
        12/31/2006     21.801     25.940           10
        12/31/2007     25.940     25.929           27
        12/31/2008     25.929     14.607           27


   The Allianz Advantage(R) NY Variable Annuity Contract SAI -
                                 April 27, 2009